UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23887)

Roundhill ETF Trust

(Exact name of registrant as specified in charter)

154 West 14th Street, 2nd Floor

New York, NY 10011

(Address of principal executive offices) (Zip code)

Will Hershey, President

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, NY 10011

(Name and address of agent for service)

(646) 661-5441

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Roundhill Bitcoin Covered Call Strategy ETF
YBTC (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ybtc/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Bitcoin Covered Call Strategy ETF	$40	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$121,230,068
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.5%
iShares Bitcoin Trust ETF	-6.6%
United States Treasury Bill*	100.5%
*	Held for cash and collateral management purposes.

Security Type	(%)
U.S. Treasury Bills	100.5%
Money Market Funds	5.5%
Purchased Options	1.2%
Written Options	-7.7%
Cash & Other	0.5%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ybtc/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X502

Roundhill China Magnificent Seven ETF
MAGC (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill China Magnificent Seven ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magc/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill China Magnificent Seven ETF	$25	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,065,820
Number of Holdings	18
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	15.7%
Meituan	14.4%
BYD Co. Ltd.	14.3%
Xiaomi Corp.	14.3%
Tencent Holdings Ltd.	14.3%
PDD Holdings, Inc.	14.2%
Alibaba Group Holding Ltd.	14.2%
NetEase, Inc.	14.2%
United States Treasury Bill*	82.8%
Mount Vernon Liquid Assets Portfolio, LLC**	10.1%
*	Held for cash and collateral management purposes.
**	Investment purchased with proceeds from securities lending.

Top Sectors	(%)
Communications	21.4%
Consumer, Cyclical	7.1%
Cash & Other	71.5%

Top Ten Countries	(%)
United States	82.8%
China	18.3%
Ireland	6.2%
Hong Kong	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/magc/.
Roundhill China Magnificent Seven ETF	PAGE 1	TSR-SAR-77926X874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill China Magnificent Seven ETF	PAGE 2	TSR-SAR-77926X874

Roundhill Daily 2X Long Magnificent Seven ETF
MAGX (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magx/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Daily 2X Long Magnificent Seven ETF	$44	0.94%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$47,867,011
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	199.3%
First American Government Obligations Fund	5.1%
United States Treasury Bill*	57.4%
Mount Vernon Liquid Assets Portfolio, LLC**	17.8%
*	Held for cash and collateral management purposes.
**	Investment purchased with proceeds from securities lending.

Security Type	(%)
U.S. Treasury Bills	57.4%
Exchange Traded Funds	37.6%
Investments Purchased with Proceeds from Securities Lending	17.8%
Money Market Funds	5.1%
Cash & Other	-17.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/magx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 1	TSR-SAR-77926X700

Roundhill Ether Covered Call Strategy ETF
YETH (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/yeth/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ether Covered Call Strategy ETF	$38	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$52,492,867
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	7.3%
iShares Ethereum Trust ETF	-7.0%
United States Treasury Bill*	98.9%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Consumer, Cyclical	-0.4%
Financial	-8.8%
Cash & Other	109.2%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/yeth/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ether Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X841

Roundhill GLP-1 & Weight Loss ETF
OZEM (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ozem/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill GLP-1 & Weight Loss ETF	$29	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$54,078,900
Number of Holdings	26
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Novo Nordisk AS	13.0%
Eli Lilly & Co.	12.7%
Pfizer, Inc.	6.4%
Kailera Therapeutics, Inc.	6.2%
Viking Therapeutics, Inc.	5.9%
CSPC Pharmaceutical Group Ltd.	5.3%
Chugai Pharmaceutical Co. Ltd.	4.5%
Ascletis Pharma, Inc.	4.2%
Zealand Pharma AS	3.9%
Mount Vernon Liquid Assets Portfolio, LLC*	9.9%
*	Investment purchased with proceeds from securities lending.

Top Sectors	(%)
Consumer, Non-cyclical	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ozem/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill GLP-1 & Weight Loss ETF	PAGE 1	TSR-SAR-77926X882

Roundhill HALO ETF
LOHA (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill HALO ETF for the period of May 13, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/loha/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill HALO ETF	$5	0.35%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$41,433,677
Number of Holdings	101
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Industrial	34.8%
Consumer, Cyclical	27.1%
Consumer, Non-cyclical	16.0%
Energy	11.8%
Basic Materials	7.0%
Financial	1.0%
Utilities	1.0%
Technology	1.0%
Cash & Other	0.3%

Top 10 Issuers	(%)
Owens Corning	1.2%
Coca-Cola Consolidated, Inc.	1.1%
Bath & Body Works, Inc.	1.1%
O’Reilly Automotive, Inc.	1.1%
Yum! Brands, Inc.	1.1%
Watts Water Technologies, Inc.	1.0%
Domino’s Pizza, Inc.	1.0%
Cal-Maine Foods, Inc.	1.0%
EQT Corp.	1.0%
Darling Ingredients, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/loha/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill HALO ETF	PAGE 1	TSR-SAR-77926Y708

Roundhill Humanoid Robotics ETF
HUMN (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Humanoid Robotics ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/humn/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Humanoid Robotics ETF	$40	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$82,970,715
Number of Holdings	47
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Industrial	61.5%
Technology	17.3%
Consumer, Cyclical	16.3%
Diversified	3.1%
Communications	1.6%
Cash & Other	0.2%

Top 10 Issuers	(%)
UBTech Robotics Corp. Ltd.	5.4%
Tesla, Inc.	4.9%
Harmonic Drive Systems, Inc.	4.6%
Leader Harmonious Drive Systems Co. Ltd.	4.2%
Hyundai Motor Co.	3.8%
Teradyne, Inc.	3.7%
Swancor Advanced Materials Co. Ltd.	3.5%
Robotis Co. Ltd.	3.5%
Rainbow Robotics	3.3%
Mount Vernon Liquid Assets Portfolio, LLC*	8.6%
*	Investment purchased with proceeds from securities lending.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/humn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Humanoid Robotics ETF	PAGE 1	TSR-SAR-77926X650

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
QDTE (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/qdte/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$51	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$932,458,508
Number of Holdings	6
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Purchased Options	92.4%
Exchange Traded Funds	5.2%
Money Market Funds	3.0%
Cash & Other	-0.6%

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	92.4%
Roundhill Weekly T-Bill ETF	5.1%
First American Government Obligations Fund	3.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/qdte/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X304

Roundhill Magnificent Seven Covered Call ETF
MAGY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven Covered Call ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magy/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven Covered Call ETF	$33	0.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$130,906,456
Number of Holdings	3
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	102.0%
Money Market Funds	0.6%
Written Options	-2.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	99.4%
First American Government Obligations Fund	0.6%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/magy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Magnificent Seven Covered Call ETF	PAGE 1	TSR-SAR-77926X668

Roundhill Meme Stock ETF
MEME (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Meme Stock ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/meme/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Meme Stock ETF	$44	0.69%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$24,371,238
Number of Holdings	23
Portfolio Turnover	684%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Technology	56.5%
Industrial	25.0%
Communications	10.0%
Financial	4.6%
Consumer, Cyclical	3.8%
Cash & Other	0.1%

Top 10 Issuers	(%)
Applied Optoelectronics, Inc.	9.4%
Nebius Group NV	6.1%
Bloom Energy Corp.	5.9%
AST SpaceMobile, Inc.	5.7%
Sandisk Corp.	5.3%
D-Wave Quantum, Inc.	5.1%
Rocket Lab Corp.	4.9%
Coherent Corp.	4.8%
Western Digital Corp.	4.8%
Mount Vernon Liquid Assets Portfolio, LLC*	13.2%
*	Investment purchased with proceeds from securities lending.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/meme/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Meme Stock ETF	PAGE 1	TSR-SAR-77926X817

Roundhill Memory ETF
DRAM (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Memory ETF for the period of April 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/dram/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Memory ETF	$28	0.63%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$26,120,339,189
Number of Holdings	19
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Technology	57.4%
Cash & Other	42.6%

Top 10 Issuers	(%)
Micron Technology, Inc.	25.8%
Samsung Electronics Co. Ltd.	25.0%
SK hynix, Inc.	24.0%
First American Government Obligations Fund	14.1%
Sandisk Corp.	5.2%
Kioxia Holdings Corp.	4.4%
Western Digital Corp.	4.3%
Seagate Technology Holdings PLC	4.2%
GigaDevice Semiconductor, Inc.	3.1%
United States Treasury Bill*	21.2%
*	Held for cash and collateral management purposes.
Other Material Fund Changes
Pursuant to a contractual agreement, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.66% until May 8, 2027. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by Roundhill, only after May 8, 2027, upon 60 days’ prior written notice.
Roundhill Memory ETF	PAGE 1	TSR-SAR-77926X320

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/dram/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Memory ETF	PAGE 2	TSR-SAR-77926X320

Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
CABZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Robotaxi, Autonomous Vehicles & Technology ETF for the period of January 13, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/cabz/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF	$26	0.59%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,790,199
Number of Holdings	30
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	98.9%
Money Market Funds	1.1%

Top 10 Issuers	(%)
Tesla, Inc.	8.6%
Ouster, Inc.	5.7%
Alphabet, Inc.	5.6%
Uber Technologies, Inc.	5.4%
Baidu, Inc.	5.2%
WeRide, Inc.	4.6%
Aeva Technologies, Inc.	4.5%
Mobileye Global, Inc.	4.4%
Hesai Group	4.3%
Aurora Innovation, Inc.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/cabz/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF	PAGE 1	TSR-SAR-77926X346

Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
RDTE (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Russell 2000® 0DTE Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/rdte/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	$52	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$171,741,769
Number of Holdings	4
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Russell 2000 Index	91.4%
Roundhill Weekly T-Bill ETF	6.1%
First American Government Obligations Fund	2.9%

Top Sectors	(%)
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/rdte/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X825

Roundhill S&P 500 0DTE Covered Call Strategy ETF
XDTE (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdte/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$49	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$324,757,971
Number of Holdings	4
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
S&P 500 Index	91.1%
Roundhill Weekly T-Bill ETF	7.5%
First American Government Obligations Fund	1.8%

Security Type	(%)
Purchased Options	91.1%
Exchange Traded Funds	7.5%
Money Market Funds	1.8%
Cash & Other	-0.4%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/xdte/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X205

Roundhill S&P 500® No Dividend Target ETF
XDIV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill S&P 500® No Dividend Target ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdiv/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500® No Dividend Target ETF	$3	0.06%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$59,614,143
Number of Holdings	1
Portfolio Turnover	306%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
iShares Core S&P 500 ETF	99.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/xdiv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500® No Dividend Target ETF	PAGE 1	TSR-SAR-77926X833

Roundhill S&P 500 Target 10 Managed Distribution ETF
TPAY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill S&P 500 Target 10 Managed Distribution ETF for the period of February 17, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tpay/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill S&P 500 Target 10 Managed Distribution ETF	$19	0.49%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,607,569
Number of Holdings	3
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Financial	57.5%
Industrial	30.9%
Cash & Other	11.6%

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	88.4%
State Street SPDR Portfolio S&P 500 ETF	6.7%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/tpay/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 Target 10 Managed Distribution ETF	PAGE 1	TSR-SAR-77926X866

Roundhill S&P 500 Target 20 Managed Distribution ETF
XPAY (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xpay/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 Target 20 Managed Distribution ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$155,357,647
Number of Holdings	15
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	95.2%
First American Government Obligations Fund	4.9%

Top Sectors	(%)
Industrial	15.5%
Financial	12.9%
Communications	11.9%
Consumer, Non-cyclical	11.3%
Funds	9.8%
Technology	7.8%
Consumer, Cyclical	2.8%
Cash & Other	28.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/xpay/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 Target 20 Managed Distribution ETF	PAGE 1	TSR-SAR-77926X858

Roundhill Space & Technology ETF
MARS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Space & Technology ETF for the period of March 4, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mars/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Space & Technology ETF	$27	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$74,903,592
Number of Holdings	31
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Communications	59.9%
Industrial	31.7%
Technology	6.0%
Consumer, Non-cyclical	1.1%
Financial	1.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
Space Exploration Technologies Corp.	22.7%
Rocket Lab Corp.	10.2%
AST SpaceMobile, Inc.	8.0%
Viasat, Inc.	5.5%
Planet Labs PBC	5.1%
Globalstar, Inc.	4.3%
Iridium Communications, Inc.	3.5%
MDA Space Ltd.	3.2%
Intuitive Machines, Inc.	2.9%
Firefly Aerospace, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/mars/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Space & Technology ETF	PAGE 1	TSR-SAR-77926X338

Roundhill Ultra Short Duration No Dividend Target ETF
XBOX (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Ultra Short Duration No Dividend Target ETF for the period of March 17, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xbox/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Ultra Short Duration No Dividend Target ETF	$4	0.15%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$275,196,390
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Purchased Options	99.9%
Money Market Funds	0.1%

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	99.9%
First American Government Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/xbox/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ultra Short Duration No Dividend Target ETF	PAGE 1	TSR-SAR-77926X353

Roundhill Uranium ETF
UX (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Uranium ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ux/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Uranium ETF	$36	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,397,050
Number of Holdings	5
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
Sprott Physical Uranium Trust	90.6%
Yellow Cake PLC	7.4%
First American Government Obligations Fund	6.3%
United States Treasury Bill*	84.0%
*	Held for cash and collateral management purposes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ux/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Uranium ETF	PAGE 1	TSR-SAR-77926X684

Roundhill Weekly T-Bill ETF
WEEK (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Weekly T-Bill ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/week/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Weekly T-Bill ETF	$10	0.19%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$172,000,109
Number of Holdings	14
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	0.1%
United States Treasury Bill*	100.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/week/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Weekly T-Bill ETF	PAGE 1	TSR-SAR-77926X676

Roundhill AAPL WeeklyPay ETF
AAPW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill AAPL WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/aapw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AAPL WeeklyPay ETF	$50	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,981,689
Number of Holdings	5
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	68.4%
Total Return Swaps	12.7%
Common Stocks	11.4%
Money Market Funds	7.5%

Top 10 Issuers	(%)
Apple, Inc.	119.3%
First American Government Obligations Fund	7.5%
United States Treasury Bill*	68.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/aapw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AAPL WeeklyPay ETF	PAGE 1	TSR-SAR-77926X791

Roundhill AMD WeeklyPay ETF
AMDW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill AMD WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amdw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AMD WeeklyPay ETF	$102	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$121,991,642
Number of Holdings	5
Portfolio Turnover	92%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Total Return Swaps	36.9%
U.S. Treasury Bills	27.0%
Common Stocks	22.7%
Money Market Funds	13.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Advanced Micro Devices, Inc.	117.6%
First American Government Obligations Fund	13.5%
United States Treasury Bill*	27.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/amdw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AMD WeeklyPay ETF	PAGE 1	TSR-SAR-77926X783

Roundhill AMZN WeeklyPay ETF
AMZW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill AMZN WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amzw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AMZN WeeklyPay ETF	$49	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$34,424,007
Number of Holdings	4
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	60.9%
Common Stocks	22.2%
Money Market Funds	9.9%
Total Return Swaps	7.1%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	119.1%
First American Government Obligations Fund	9.9%
United States Treasury Bill*	60.9%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/amzw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AMZN WeeklyPay ETF	PAGE 1	TSR-SAR-77926X775

Roundhill ARM WeeklyPay ETF
ARMW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill ARM WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/armw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill ARM WeeklyPay ETF	$118	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$28,539,110
Number of Holdings	4
Portfolio Turnover	139%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	60.9%
Common Stocks	19.8%
Total Return Swaps	11.0%
Money Market Funds	8.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
ARM Holdings PLC	118.7%
First American Government Obligations Fund	8.1%
United States Treasury Bill*	60.9%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/armw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill ARM WeeklyPay ETF	PAGE 1	TSR-SAR-77926X536

Roundhill AVGO WeeklyPay ETF
AVGW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill AVGO WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/avgw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AVGO WeeklyPay ETF	$51	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$44,759,888
Number of Holdings	4
Portfolio Turnover	67%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	49.1%
Common Stocks	26.3%
Total Return Swaps	12.4%
Money Market Funds	12.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Broadcom, Inc.	119.7%
First American Government Obligations Fund	12.3%
United States Treasury Bill*	49.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/avgw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AVGO WeeklyPay ETF	PAGE 1	TSR-SAR-77926X619

Roundhill BABA WeeklyPay ETF
BABW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill BABA WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/babw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill BABA WeeklyPay ETF	$39	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,131,403
Number of Holdings	4
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	114.8%
Common Stocks	28.1%
Money Market Funds	6.1%
Total Return Swaps	-49.3%
Cash & Other	0.3%

Top 10 Issuers	(%)
Alibaba Group Holding Ltd.	119.8%
First American Government Obligations Fund	6.1%
United States Treasury Bill*	114.8%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/babw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill BABA WeeklyPay ETF	PAGE 1	TSR-SAR-77926X510

Roundhill BRKB WeeklyPay ETF
BRKW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill BRKB WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/brkw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill BRKB WeeklyPay ETF	$49	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$15,953,823
Number of Holdings	4
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	87.6%
Common Stocks	7.9%
Money Market Funds	7.8%
Total Return Swaps	-3.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	119.9%
First American Government Obligations Fund	7.8%
United States Treasury Bill*	87.6%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/brkw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill BRKB WeeklyPay ETF	PAGE 1	TSR-SAR-77926X627

Roundhill COIN WeeklyPay ETF
COIW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill COIN WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/coiw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill COIN WeeklyPay ETF	$38	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$33,261,561
Number of Holdings	4
Portfolio Turnover	152%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	170.8%
Common Stocks	6.1%
Money Market Funds	0.4%
Total Return Swaps	-77.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Coinbase Global, Inc.	120.5%
First American Government Obligations Fund	0.4%
United States Treasury Bill*	170.8%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/coiw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill COIN WeeklyPay ETF	PAGE 1	TSR-SAR-77926X767

Roundhill COST WeeklyPay ETF
COSW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill COST WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/cosw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill COST WeeklyPay ETF	$51	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$11,666,475
Number of Holdings	4
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	77.0%
Money Market Funds	12.1%
Common Stocks	8.5%
Total Return Swaps	2.4%
Cash & Other	0.0%

Top 10 Issuers	(%)
Costco Wholesale Corp.	120.5%
First American Government Obligations Fund	12.1%
United States Treasury Bill*	77.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/cosw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill COST WeeklyPay ETF	PAGE 1	TSR-SAR-77926X528

Roundhill Gold Miners WeeklyPay ETF
GDXW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Gold Miners WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gdxw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Gold Miners WeeklyPay ETF	$45	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$64,086,573
Number of Holdings	3
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	123.1%
Money Market Funds	1.0%
Total Return Swaps	-24.0%
Cash & Other	-0.1%

Top 10 Issuers	(%)
VanEck Gold Miners ETF/USA	120.6%
First American Government Obligations Fund	1.0%
United States Treasury Bill*	123.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/gdxw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Gold Miners WeeklyPay ETF	PAGE 1	TSR-SAR-77926X486

Roundhill Gold WeeklyPay ETF
GLDW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Gold WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gldw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Gold WeeklyPay ETF	$46	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,166,767
Number of Holdings	3
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	104.7%
Money Market Funds	8.5%
Total Return Swaps	-13.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
SPDR Gold Shares	120.4%
First American Government Obligations Fund	8.5%
United States Treasury Bill*	104.7%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/gldw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Gold WeeklyPay ETF	PAGE 1	TSR-SAR-77926X494

Roundhill GOOGL WeeklyPay ETF
GOOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill GOOGL WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/goow/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill GOOGL WeeklyPay ETF	$53	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$84,606,685
Number of Holdings	4
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	47.2%
Common Stocks	26.0%
Total Return Swaps	21.2%
Money Market Funds	5.7%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Alphabet, Inc.	119.1%
First American Government Obligations Fund	5.7%
United States Treasury Bill*	47.2%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/goow/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill GOOGL WeeklyPay ETF	PAGE 1	TSR-SAR-77926X759

Roundhill HOOD WeeklyPay ETF
HOOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill HOOD WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/hoow/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill HOOD WeeklyPay ETF	$45	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$145,804,000
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	99.0%
Common Stocks	3.6%
Money Market Funds	0.2%
Total Return Swaps	-2.8%

Top 10 Issuers	(%)
Robinhood Markets, Inc.	119.1%
First American Government Obligations Fund	0.2%
United States Treasury Bill*	99.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/hoow/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill HOOD WeeklyPay ETF	PAGE 1	TSR-SAR-77926X635

Roundhill META WeeklyPay ETF
METW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill META WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill META WeeklyPay ETF	$44	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$24,977,078
Number of Holdings	4
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	79.5%
Common Stocks	23.9%
Money Market Funds	9.2%
Total Return Swaps	-12.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Meta Platforms, Inc.	119.5%
First American Government Obligations Fund	9.2%
United States Treasury Bill*	79.5%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/metw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill META WeeklyPay ETF	PAGE 1	TSR-SAR-77926X742

Roundhill MSFT WeeklyPay ETF
MSFW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill MSFT WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/msfw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill MSFT WeeklyPay ETF	$42	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$27,308,815
Number of Holdings	4
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	75.0%
Common Stocks	32.7%
Money Market Funds	5.6%
Total Return Swaps	-13.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Microsoft Corp.	120.0%
First American Government Obligations Fund	5.6%
United States Treasury Bill*	75.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/msfw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill MSFT WeeklyPay ETF	PAGE 1	TSR-SAR-77926X734

Roundhill MSTR WeeklyPay ETF
MSTW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill MSTR WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mstw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill MSTR WeeklyPay ETF	$36	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$32,708,653
Number of Holdings	2
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Money Market Funds	70.2%
Purchased Options	27.8%
Cash & Other	2.0%

Top 10 Issuers	(%)
Strategy, Inc.	118.5%
First American Government Obligations Fund	70.2%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/mstw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill MSTR WeeklyPay ETF	PAGE 1	TSR-SAR-77926X593

Roundhill NFLX WeeklyPay ETF
NFLW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill NFLX WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nflw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NFLX WeeklyPay ETF	$42	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,666,628
Number of Holdings	4
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	143.4%
Common Stocks	9.7%
Money Market Funds	5.9%
Total Return Swaps	-58.9%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Netflix, Inc.	120.9%
First American Government Obligations Fund	5.9%
United States Treasury Bill*	143.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/nflw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill NFLX WeeklyPay ETF	PAGE 1	TSR-SAR-77926X643

Roundhill NVDA WeeklyPay ETF
NVDW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill NVDA WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nvdw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NVDA WeeklyPay ETF	$51	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$110,061,351
Number of Holdings	4
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	67.2%
Common Stocks	16.1%
Total Return Swaps	11.1%
Money Market Funds	5.6%

Top 10 Issuers	(%)
NVIDIA Corp.	119.5%
First American Government Obligations Fund	5.6%
United States Treasury Bill*	67.2%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/nvdw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill NVDA WeeklyPay ETF	PAGE 1	TSR-SAR-77926X718

Roundhill PLTR WeeklyPay ETF
PLTW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill PLTR WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/pltw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill PLTR WeeklyPay ETF	$39	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$102,319,706
Number of Holdings	4
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	102.5%
Common Stocks	19.8%
Money Market Funds	1.7%
Total Return Swaps	-24.0%

Top 10 Issuers	(%)
Palantir Technologies, Inc.	119.3%
First American Government Obligations Fund	1.7%
United States Treasury Bill*	102.5%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/pltw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill PLTR WeeklyPay ETF	PAGE 1	TSR-SAR-77926X726

Roundhill Top WeeklyPay ETF
TOPW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Top WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/topw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Top WeeklyPay ETF	$14	0.29%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$150,334,470
Number of Holdings	12
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Exchange Traded Funds	100.0%
Money Market Funds	0.9%
Cash & Other	-0.9%

Top 10 Issuers	(%)
Roundhill NVDA WeeklyPay ETF	14.0%
Roundhill AAPL WeeklyPay ETF	13.2%
Roundhill MSFT WeeklyPay ETF	11.6%
Roundhill AMZN WeeklyPay ETF	10.4%
Roundhill GOOGL WeeklyPay ETF	10.0%
Roundhill AVGO WeeklyPay ETF	8.4%
Roundhill TSLA Weeklypay ETF	8.2%
Roundhill META WeeklyPay ETF	7.5%
Roundhill AMD WeeklyPay ETF	6.5%
Roundhill BRKB WeeklyPay ETF	5.7%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/topw/.
Roundhill Top WeeklyPay ETF	PAGE 1	TSR-SAR-77926X585

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Top WeeklyPay ETF	PAGE 2	TSR-SAR-77926X585

Roundhill Treasury Bond WeeklyPay ETF
TSYW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Treasury Bond WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tsyw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Treasury Bond WeeklyPay ETF	$49	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,864,006
Number of Holdings	3
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	96.5%
Money Market Funds	5.6%
Total Return Swaps	-2.5%
Cash & Other	0.4%

Top 10 Issuers	(%)
iShares 20+ Year Treasury Bond ETF	120.3%
First American Government Obligations Fund	5.6%
United States Treasury Bill*	96.5%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/tsyw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Treasury Bond WeeklyPay ETF	PAGE 1	TSR-SAR-77926X395

Roundhill TSLA WeeklyPay ETF
TSLW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill TSLA WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tslw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill TSLA WeeklyPay ETF	$47	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$100,985,881
Number of Holdings	4
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	67.3%
Common Stocks	19.6%
Total Return Swaps	11.7%
Money Market Funds	1.5%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Tesla, Inc.	117.7%
First American Government Obligations Fund	1.5%
United States Treasury Bill*	67.2%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/tslw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill TSLA WeeklyPay ETF	PAGE 1	TSR-SAR-77926X692

Roundhill UBER WeeklyPay ETF
UBEW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill UBER WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ubew/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill UBER WeeklyPay ETF	$45	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,852,887
Number of Holdings	4
Portfolio Turnover	75%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	68.7%
Common Stocks	33.6%
Money Market Funds	5.3%
Total Return Swaps	-8.3%
Cash & Other	0.7%

Top 10 Issuers	(%)
Uber Technologies, Inc.	121.4%
First American Government Obligations Fund	5.3%
United States Treasury Bill*	68.7%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/ubew/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill UBER WeeklyPay ETF	PAGE 1	TSR-SAR-77926X478

Roundhill UNH WeeklyPay ETF
UNHW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill UNH WeeklyPay ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/unhw/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill UNH WeeklyPay ETF	$56	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,374,326
Number of Holdings	4
Portfolio Turnover	90%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
U.S. Treasury Bills	44.6%
Common Stocks	29.0%
Total Return Swaps	14.4%
Money Market Funds	11.9%
Cash & Other	0.1%

Top 10 Issuers	(%)
UnitedHealth Group, Inc.	120.6%
First American Government Obligations Fund	11.9%
United States Treasury Bill*	44.6%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/unhw/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill UNH WeeklyPay ETF	PAGE 1	TSR-SAR-77926X544

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETF Trust
Roundhill Bitcoin Covered Call Strategy ETF (YBTC)
Roundhill China Magnificent Seven ETF (MAGC)
Roundhill Daily 2X Long Magnificent Seven ETF (MAGX)
Roundhill Ether Covered Call Strategy ETF (YETH)
Roundhill GLP-1 & Weight Loss ETF (OZEM)
Roundhill HALO ETF (LOHA)
Roundhill Humanoid Robotics ETF (HUMN)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF (QDTE)
Roundhill Magnificent Seven Covered Call ETF (MAGY)
Roundhill Meme Stock ETF (MEME)
Roundhill Memory ETF (DRAM)
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF (CABZ)
Roundhill Russell 2000 0DTE Covered Call Strategy ETF (RDTE)
Roundhill S&P 500 0DTE Covered Call Strategy ETF (XDTE)
Roundhill S&P 500 No Dividend Target ETF (XDIV)
Roundhill S&P 500 Target 10 Managed Distribution ETF (TPAY)
Roundhill S&P 500 Target 20 Managed Distribution ETF (XPAY)
Roundhill Space & Technology ETF (MARS)
Roundhill Ultra Short Duration No Dividend Target ETF (XBOX)
Roundhill Uranium ETF (UX)
Roundhill Weekly T-Bill ETF (WEEK)
Semi-Annual Financial Statements & Additional Information
June 30, 2026 (Unaudited)

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.2%(a)
Call Options - 1.2%
iShares Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $35.53(b)(c)	$120,979,189	36,341	$1,424,204
TOTAL PURCHASED OPTIONS (Cost $6,516,530)			1,424,204

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.5%
3.60%, 07/14/2026(d)	$122,000,000	121,842,440
TOTAL U.S. TREASURY BILLS (Cost $121,842,440)		121,842,440

	Shares
MONEY MARKET FUNDS - 5.5%
First American Government Obligations Fund - Class X, 3.57%(e)	6,702,745	6,702,745
TOTAL MONEY MARKET FUNDS (Cost $6,702,745)		6,702,745
TOTAL INVESTMENTS - 107.2% (Cost $135,061,715)		$129,969,389
Liabilities in Excess of Other Assets - (7.2)%		(8,739,321)
TOTAL NET ASSETS - 100.0%		$121,230,068

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.7)%
Call Options - (0.1)%
iShares Bitcoin Trust ETF, Expiration: 07/02/2026; Exercise Price: $35.20(a)(b)	$(120,979,189)	(36,341)	$(135,552)
Put Options - (7.6)%
iShares Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $35.53(a)(b)	(120,979,189)	(36,341)	(9,236,429)
TOTAL WRITTEN OPTIONS (Premiums received $6,445,288)			$(9,371,981)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,424,204	$—	$1,424,204
U.S. Treasury Bills	—	121,842,440	—	121,842,440
Money Market Funds	6,702,745	—	—	6,702,745
Total Investments	$6,702,745	$123,266,644	$—	$129,969,389
Liabilities:
Investments:
Written Options	$—	$(9,371,981)	$—	$(9,371,981)
Total Investments	$—	$(9,371,981)	$—	$(9,371,981)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

ROUNDHILL CHINA MAGNIFICENT SEVEN ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 28.5%
Auto Manufacturers - 7.1%
BYD Co. Ltd. - ADR(a)	92,610	$858,494
Internet - 14.8%
Alibaba Group Holding Ltd. - ADR(a)	4,997	479,612
Meituan - ADR(a)(b)	15,194	269,086
PDD Holdings, Inc. - ADR(b)	9,810	748,307
Tencent Holdings Ltd. - ADR	5,129	283,223
		1,780,228
Telecommunications - 6.6%
Xiaomi Corp. - ADR(b)	57,662	801,502
TOTAL COMMON STOCKS (Cost $5,095,424)		3,440,224

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 82.8%
3.60%, 07/14/2026(c)(d)	$10,000,000	9,987,087
TOTAL U.S. TREASURY BILLS (Cost $9,987,087)		9,987,087

	Shares
MONEY MARKET FUNDS - 15.6%
First American Government Obligations Fund - Class X, 3.57%(e)	1,888,475	1,888,475
TOTAL MONEY MARKET FUNDS (Cost $1,888,475)		1,888,475

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	1,213,710	1,213,710
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,213,710)		1,213,710
TOTAL INVESTMENTS - 137.0% (Cost $18,184,696)		$16,529,496
Liabilities in Excess of Other Assets - (37.0)%		(4,463,676)
TOTAL NET ASSETS - 100.0%		$12,065,820

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $1,192,981.
(b)	Non-income producing security.
(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $5,393,034.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Roundhill China Magnificent Seven ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	$1,234,591	$(370,231)
BYD Co. Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	864,390	(345,514)
Meituan	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	1,467,486	(777,130)
NetEase, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	1,708,747	(197,052)
PDD Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	969,595	(681,571)
Tencent Holdings Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	1,438,923	(311,770)
Xiaomi Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	12/08/2026	925,323	(422,477)
Net Unrealized Appreciation (Depreciation)							(3,105,745)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,440,224	$—	$—	$3,440,224
U.S. Treasury Bills	—	9,987,087	—	9,987,087
Money Market Funds	1,888,475	—	—	1,888,475
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,213,710
Total Investments	$5,328,699	$9,987,087	$—	$16,529,496
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(3,105,745)	$—	$(3,105,745)
Total Other Financial Instruments	$—	$(3,105,745)	$—	$(3,105,745)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

4

Roundhill China Magnificent Seven ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited) (Continued)
Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

China	$2,212,305	18.3%
Ireland	748,307	6.2
Hong Kong	479,612	4.0
United States	13,089,272	108.5
Liabilities in Excess of Other Assets	(4,463,676)	(37.0)
	$12,065,820	100.0%

The accompanying notes are an integral part of these financial statements.

5

Roundhill Daily 2X Long Magnificent Seven ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 37.6%
Roundhill Magnificent Seven ETF(a)(b)(c)	279,823	$17,992,619
TOTAL EXCHANGE TRADED FUNDS (Cost $12,609,388)		17,992,619

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 57.4%
3.60%, 07/14/2026(d)(e)	$27,500,000	27,464,488
TOTAL U.S. TREASURY BILLS (Cost $27,464,488)		27,464,488

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(f)	8,540,025	8,540,025
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,540,025)		8,540,025

	Shares
MONEY MARKET FUNDS - 5.1%
First American Government Obligations Fund - Class X, 3.57%(f)	2,425,221	2,425,221
TOTAL MONEY MARKET FUNDS (Cost $2,425,221)		2,425,221
TOTAL INVESTMENTS - 117.9% (Cost $51,039,122)		$56,422,353
Liabilities in Excess of Other Assets - (17.9)%		(8,555,342)
TOTAL NET ASSETS - 100.0%		$47,867,011

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $8,448,056.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $20,373,684.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

6

Roundhill Daily 2X Long Magnificent Seven ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Roundhill Magnificent Seven ETF*	Goldman Sachs	Receive	OBFR + 1.20%	Termination	07/10/2026	$67,809,237	$(1,151,948)
Roundhill Magnificent Seven ETF*	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	06/23/2027	9,581,279	1,170,893
Net Unrealized Appreciation (Depreciation)							18,945

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
*	Swap on affiliated security (Note 2).
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$17,992,619	$—	$—	$17,992,619
U.S. Treasury Bills	—	27,464,488	—	27,464,488
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,540,025
Money Market Funds	2,425,221	—	—	2,425,221
Total Investments	$20,417,840	$27,464,488	$—	$56,422,353
Other Financial Instruments:
Total Return Swaps *	$—	$1,170,893	$—	$1,170,893
Total Other Financial Instruments	$—	$1,170,893	$—	$1,170,893
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(1,151,948)	$—	$(1,151,948)
Total Other Financial Instruments	$—	$(1,151,948)	$—	$(1,151,948)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Transactions with Affiliates

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Magnificent Seven ETF	$18,457,125	$ —	$ —	$ —	$(464,506)	$17,992,619	279,823	$ —	$ —
	$18,457,125	$—	$—	$—	$(464,506)	$17,992,619	279,823	$—	$—

The accompanying notes are an integral part of these financial statements.

7

Roundhill Ether Covered Call Strategy ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.2%(a)
Call Options - 2.2%
iShares Ethereum Trust ETF, Expiration: 07/17/2026; Exercise Price: $12.73(b)(c)	$52,414,687	44,083	$1,169,963
TOTAL PURCHASED OPTIONS (Cost $3,897,335)			1,169,963
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 98.9%
3.60%, 07/14/2026(d)(e)		$52,000,000	51,932,851
TOTAL U.S. TREASURY BILLS (Cost $51,932,851)			51,932,851
		Shares
MONEY MARKET FUNDS - 7.3%
First American Government Obligations Fund - Class X, 3.57%(f)		3,823,130	3,823,130
TOTAL MONEY MARKET FUNDS (Cost $3,823,130)			3,823,130
TOTAL INVESTMENTS - 108.4% (Cost $59,653,316)			$56,925,944
Liabilities in Excess of Other Assets - (8.4)%			(4,433,077)
TOTAL NET ASSETS - 100.0%			$52,492,867

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

8

Roundhill Ether Covered Call Strategy ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.2)%
Call Options - (0.4)%
iShares Ethereum Trust ETF, Expiration: 07/02/2026; Exercise Price: $12.42(a)(b)	$(52,414,687)	(44,083)	$(208,512)
Put Options - (8.8)%
iShares Ethereum Trust ETF, Expiration: 07/17/2026; Exercise Price: $12.73(a)(b)	(52,414,687)	(44,083)	(4,631,801)
TOTAL WRITTEN OPTIONS (Premiums received $3,567,815)			$(4,840,313)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,169,963	$—	$1,169,963
U.S. Treasury Bills	—	51,932,851	—	51,932,851
Money Market Funds	3,823,130	—–	—	3,823,130
Total Investments	$3,823,130	$53,102,814	$—	$56,925,944
Liabilities:
Investments:
Written Options	$—	$(4,840,313)	$—	$(4,840,313)
Total Investments	$—	$(4,840,313)	$—	$(4,840,313)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

9

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Biotechnology - 26.7%(a)
Amgen, Inc.	5,750	$2,082,190
Gilead Sciences, Inc.	7,425	938,075
Innovent Biologics, Inc.(b)(c)	126,000	1,278,951
Kailera Therapeutics, Inc.(b)(d)	152,501	3,359,597
MBX Biosciences, Inc.(b)(d)	27,421	1,513,639
Structure Therapeutics, Inc. - ADR(b)(d)	30,773	1,651,587
Viking Therapeutics, Inc.(b)(d)	81,186	3,167,066
WaVe Life Sciences Ltd.(b)(d)	80,432	467,310
		14,458,415
Healthcare-Services - 1.8%
Gubra AS(b)	20,597	1,013,783
Pharmaceuticals - 71.0%(a)
Ascletis Pharma, Inc.(b)(c)	1,686,000	2,270,345
AstraZeneca PLC(d)	10,931	2,072,736
Chugai Pharmaceutical Co. Ltd.	52,600	2,438,323
CSPC Pharmaceutical Group Ltd.	3,236,000	2,876,151
Eli Lilly & Co.	5,722	6,863,139
Hanmi Pharm Co. Ltd.	7,386	1,895,007
Hansoh Pharmaceutical Group Co. Ltd.(c)	364,000	1,374,855
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H	189,200	1,395,709
Novo Nordisk AS - ADR	146,234	7,010,458
Pfizer, Inc.	143,389	3,452,807
Rhythm Pharmaceuticals, Inc.(b)(d)	7,966	884,465
Roche Holding AG	3,972	1,638,730
Shionogi & Co. Ltd.	39,100	670,973
United Laboratories International Holdings Ltd.	1,322,000	1,421,116
Zealand Pharma AS(b)	47,873	2,120,529
		38,385,343
TOTAL COMMON STOCKS (Cost $51,548,521)		53,857,541
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	5,371,408	5,371,408
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,371,408)		5,371,408

	Shares	Value
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.57%(e)	335,006	$335,006
TOTAL MONEY MARKET FUNDS (Cost $335,006)		335,006
TOTAL INVESTMENTS - 110.1% (Cost $57,254,935)		$59,563,955
Liabilities in Excess of Other Assets - (10.1)%		(5,485,055)
TOTAL NET ASSETS - 100.0%		$54,078,900

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $4,924,151 or 9.1% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $5,281,826.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$53,857,541	$—	$—	$53,857,541
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,371,408
Money Market Funds	335,006	—	—	335,006
Total Investments	$54,192,547	$—	$—	$59,563,955

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

United States	$29,618,979	54.7%
Denmark	10,144,770	18.7
China	9,196,011	17.1
Japan	3,109,296	5.8
United Kingdom	2,072,736	3.8
South Korea	1,895,007	3.5
Switzerland	1,638,730	3.0
Hong Kong	1,421,116	2.6
Singapore	467,310	0.9
Liabilities in Excess of Other Assets	(5,485,055)	(10.1)
	$54,078,900	100.0%

The accompanying notes are an integral part of these financial statements.

11

Roundhill HALO ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Agriculture - 2.0%
Darling Ingredients, Inc.(a)	7,802	$426,145
Philip Morris International, Inc.	2,314	418,626
		844,771
Airlines - 2.0%
Copa Holdings SA - Class A	2,637	410,238
SkyWest, Inc.(a)	4,213	418,477
		828,715
Auto Manufacturers - 2.0%
Blue Bird Corp.(a)	5,236	413,435
Cummins, Inc.	569	405,816
		819,251
Auto Parts & Equipment - 2.9%
Allison Transmission Holdings, Inc.	3,326	374,973
Autoliv, Inc.	3,428	398,231
Versigent PLC(a)	9,788	411,194
		1,184,398
Beverages - 4.0%
Brown-Forman Corp. - Class B	14,961	398,711
Coca-Cola Consolidated, Inc.	2,311	441,216
Constellation Brands, Inc. - Class A	2,867	398,771
PepsiCo, Inc.	2,968	401,867
		1,640,565
Building Materials - 10.0%
Armstrong World Industries, Inc.	2,565	411,477
Carlisle Cos., Inc.	1,066	386,692
Eagle Materials, Inc.	1,759	395,775
Griffon Corp.	4,317	421,037
Lennox International, Inc.	726	415,962
Masco Corp.	5,195	422,717
Owens Corning	3,039	483,079
Simpson Manufacturing Co., Inc.	1,975	413,466
UFP Industries, Inc.	4,498	408,149
Vulcan Materials Co.	1,323	390,298
		4,148,652
Chemicals - 2.0%
CF Industries Holdings, Inc.	3,926	425,029
Linde PLC	793	411,519
		836,548
Commercial Services - 1.0%
Sunbelt Rentals Holdings, Inc.	5,508	412,053
Cosmetics/Personal Care - 2.0%
Colgate-Palmolive Co.	4,548	416,961
Procter & Gamble Co.	2,789	408,979
		825,940
Distribution/Wholesale - 1.0%
Rush Enterprises, Inc. - Class A	5,653	412,584

	Shares	Value
Electrical Components & Equipment - 1.0%
AZZ, Inc.	2,585	$400,804
Electronics - 0.9%
Atmus Filtration Technologies, Inc.	7,645	389,819
Engineering & Construction - 1.0%
Granite Construction, Inc.	2,644	417,964
Entertainment - 1.0%
Red Rock Resorts, Inc. - Class A	6,514	423,801
Environmental Control - 2.0%
Republic Services, Inc.	1,940	413,375
Waste Management, Inc.	1,856	413,665
		827,040
Food - 4.0%
Cal-Maine Foods, Inc.	5,293	426,404
Hershey Co.	2,344	411,255
Kroger Co.	7,168	398,039
Lamb Weston Holdings, Inc.	9,269	400,235
		1,635,933
Gas - 1.0%
National Fuel Gas Co.	5,413	417,938
Hand/Machine Tools - 1.0%
Franklin Electric Co., Inc.	3,803	407,644
Healthcare-Products - 1.0%
Abbott Laboratories	4,441	402,976
Healthcare-Services - 1.0%
HCA Healthcare, Inc.	1,070	417,182
Home Builders - 1.0%
Champion Homes, Inc.(a)	4,761	419,539
Household Products/Wares - 1.0%
Kimberly-Clark Corp.	3,831	420,529
Leisure Time - 2.0%
Carnival Corp. Ltd.	14,551	415,722
Royal Caribbean Cruises Ltd.	1,283	407,391
		823,113
Machinery-Diversified - 3.0%
Otis Worldwide Corp.	5,624	402,678
Toro Co.	4,267	415,691
Watts Water Technologies, Inc. - Class A	1,104	432,161
		1,250,530
Metal Fabricate/Hardware - 1.0%
Advanced Drainage Systems, Inc.	2,667	418,612
Mining - 5.0%
Agnico Eagle Mines Ltd.	2,652	411,405
Hecla Mining Co.	27,335	421,779

The accompanying notes are an integral part of these financial statements.

12

Roundhill HALO ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mining - (Continued)
Hudbay Minerals, Inc.	17,600	$415,536
Newmont Corp.	4,343	405,636
Southern Copper Corp.	2,370	412,996
		2,067,352
Miscellaneous Manufacturing - 3.0%
A O Smith Corp.	6,774	424,866
Donaldson Co., Inc.	4,647	417,161
Illinois Tool Works, Inc.	1,530	413,819
		1,255,846
Oil & Gas - 8.8%
Canadian Natural Resources Ltd.	10,458	413,091
Cenovus Energy, Inc.	16,780	416,312
Chevron Corp.	2,404	398,487
ConocoPhillips	3,892	404,612
EQT Corp.	8,018	426,317
Exxon Mobil Corp.	3,011	411,664
Occidental Petroleum Corp.	8,087	392,786
Suncor Energy, Inc.	7,618	408,934
Valaris Ltd.(a)	5,355	388,773
		3,660,976
Oil & Gas Services - 3.0%
Archrock, Inc.	10,003	407,222
TechnipFMC PLC	6,178	409,602
Tidewater, Inc.(a)	6,297	419,569
		1,236,393
Packaging & Containers - 3.0%
AptarGroup, Inc.	3,275	410,030
Crown Holdings, Inc.	3,764	420,891
Packaging Corp. of America	1,718	409,365
		1,240,286
Retail - 14.2%
Bath & Body Works, Inc.	18,979	438,984
Brinker International, Inc.(a)	2,388	401,184
Casey's General Stores, Inc.	528	419,649
Darden Restaurants, Inc.	1,946	400,896
Dollar General Corp.	3,523	405,533
Domino's Pizza, Inc.	1,451	429,554
Ferguson Enterprises, Inc.	1,720	408,208
Home Depot, Inc.	1,200	423,216
Lowe's Cos., Inc.	1,866	411,434
McDonald's Corp.	1,565	423,035
O'Reilly Automotive, Inc.(a)	4,765	438,809
Ross Stores, Inc.	1,925	409,736
Tractor Supply Co.	13,467	425,692
Yum! Brands, Inc.	2,740	438,016
		5,873,946
Semiconductors - 1.0%
Amkor Technology, Inc.	4,837	417,095

	Shares	Value
Textiles - 1.0%
UniFirst Corp./MA	1,578	$417,318
Transportation - 8.9%
Canadian National Railway Co.	3,441	410,305
CSX Corp.	8,729	414,889
Kirby Corp.(a)	2,989	406,414
Matson, Inc.	2,109	405,413
Ryder System, Inc.	1,546	407,789
Saia, Inc.(a)	955	402,208
Union Pacific Corp.	1,547	420,784
United Parcel Service, Inc. - Class B	3,788	407,210
ZIM Integrated Shipping Services Ltd.	16,051	417,326
		3,692,338
TOTAL COMMON STOCKS (Cost $40,434,891)		40,888,451
REAL ESTATE INVESTMENT TRUSTS - 1.0%
REITS - 1.0%
Lamar Advertising Co. - Class A	2,683	418,494
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $405,649)		418,494
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57%(b)	148,590	148,590
TOTAL MONEY MARKET FUNDS (Cost $148,590)		148,590
TOTAL INVESTMENTS - 100.1% (Cost $40,989,130)		$41,455,535
Liabilities in Excess of Other Assets - (0.1)%		(21,858)
TOTAL NET ASSETS - 100.0%		$41,433,677

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

13

Roundhill HALO ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,888,451	$—	$—	$40,888,451
Real Estate Investment Trusts	418,494	—	—	418,494
Money Market Funds	148,590	—	—	148,590
Total Investments	$41,455,535	$—	$—	$41,455,535

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

14

ROUNDHILL HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace/Defense - 1.7%
Kawasaki Heavy Industries Ltd.	76,900	$1,382,804
Auto Manufacturers - 10.1%
Hyundai Motor Co.	9,817	3,136,523
Tesla, Inc.(a)	9,646	4,057,108
XPeng, Inc. - ADR(a)(b)	89,621	1,186,582
		8,380,213
Auto Parts & Equipment - 6.2%
Minth Group Ltd.	520,400	1,753,237
Ningbo Tuopu Group Co. Ltd. - Class A	61,300	509,704
RoboSense Technology Co. Ltd.(a)	407,500	1,154,628
Schaeffler AG	123,774	1,200,013
Zhejiang Shuanghuan Driveline Co. Ltd. - Class A	90,800	555,473
		5,173,055
Electrical Components & Equipment - 4.3%
ABB Ltd.	20,836	2,257,306
Novanta, Inc.(a)(b)	8,062	1,307,979
		3,565,285
Electronics - 7.4%
Allient, Inc.	13,769	1,417,243
China Leadshine Technology Co. Ltd. - Class A(a)	245,400	2,017,333
Hesai Group - ADR(a)(b)	109,696	1,998,661
Shenzhen Inovance Technology Co. Ltd. - Class A	68,600	670,593
		6,103,830
Hand/Machine Tools - 1.4%
Nidec Corp(a)	70,800	1,152,229
Machinery-Diversified - 39.6%(c)
Doosan Robotics, Inc.(a)	45,964	2,678,984
Estun Automation Co. Ltd. - Class H(a)	830,400	1,978,038
FANUC Corp.	33,300	1,506,977
Harmonic Drive Systems, Inc.	78,800	3,776,970
Hexagon AB - Class B	264,375	2,188,613
Leader Harmonious Drive Systems Co. Ltd. - Class A	56,930	3,505,876
Nabtesco Corp.	65,900	2,084,553
Rainbow Robotics(a)	8,090	2,710,069
Robotis Co. Ltd.(a)	17,230	2,891,499
Shenzhen Dobot Corp. Ltd. - Class H(a)	684,600	2,281,985
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. - Class H	90,400	569,002
THK Co. Ltd.	14,900	671,268
UBTech Robotics Corp. Ltd. - Class H(a)	341,700	4,479,283
Yaskawa Electric Corp.	36,300	1,569,482
		32,892,599

	Shares	Value
Metal Fabricate/Hardware - 1.5%
SKF AB - Class B	22,936	$589,625
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class H	194,200	654,758
		1,244,383
Miscellaneous Manufacturing - 5.6%
Hiwin Technologies Corp.	175,465	1,790,094
Swancor Advanced Materials Co. Ltd. - Class A(a)	118,531	2,896,283
		4,686,377
Semiconductors - 17.3%
Ambarella, Inc.(a)	19,093	1,638,180
ARM Holdings PLC - ADR(a)(b)	2,469	875,433
Cambricon Technologies Corp. Ltd. - Class A	969	227,855
Infineon Technologies AG	20,886	1,950,197
NVIDIA Corp.	10,070	2,014,906
Ouster, Inc.(a)(b)	33,394	2,087,793
QUALCOMM, Inc.	4,996	923,211
Teradyne, Inc.	6,261	3,029,322
Vishay Precision Group, Inc.(a)	10,784	1,616,630
		14,363,527
Telecommunications - 1.6%
Xiaomi Corp. - Class B(a)(d)	470,400	1,298,060
TOTAL COMMON STOCKS (Cost $73,610,675)		80,242,362
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 3.1%
Churchill Capital Corp. XI - Class A(a)	145,025	2,530,686
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $2,520,534)		2,530,686

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	7,146,833	7,146,833
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,146,833)		7,146,833

The accompanying notes are an integral part of these financial statements.

15

ROUNDHILL HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.57%(e)	494,580	$494,580
TOTAL MONEY MARKET FUNDS (Cost $494,580)		494,580
TOTAL INVESTMENTS - 109.0% (Cost $83,772,622)		$90,414,461
Liabilities in Excess of Other Assets - (9.0)%		(7,443,746)
TOTAL NET ASSETS - 100.0%		$82,970,715

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $7,660,707.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,298,060 or 1.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 80,242,362	$—	$—	$ 80,242,362
Special Purpose Acquisition Companies (SPACs)	2,530,686	—	—	2,530,686
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,146,833
Money Market Funds	494,580	—	—	494,580
Total Investments	$ 83,267,628	$—	$—	$ 90,414,461

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

16

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 92.4%(a)
Call Options - 92.4%
Nasdaq 100 Stock Index(b)(c)
Expiration: 09/18/2026; Exercise Price: $2,250.00	$214,962,085	71	$198,725,640
Expiration: 12/18/2026; Exercise Price: $2,450.10	269,459,515	89	247,244,132
Expiration: 03/19/2027; Exercise Price: $2,510.15	278,542,420	92	255,289,197
Expiration: 06/11/2027; Exercise Price: $3,059.42	178,630,465	59	160,720,984
TOTAL PURCHASED OPTIONS (Cost $715,814,709)			861,979,953
		Shares
EXCHANGE TRADED FUNDS - 5.2%
Roundhill Weekly T-Bill ETF(d)		479,558	47,965,391
TOTAL EXCHANGE TRADED FUNDS (Cost $47,974,982)			47,965,391
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Government Obligations Fund - Class X, 3.57%(e)		27,912,625	27,912,625
TOTAL MONEY MARKET FUNDS (Cost $27,912,625)			27,912,625
TOTAL INVESTMENTS - 100.6% (Cost $791,702,316)			$937,857,969
Liabilities in Excess of Other Assets - (0.6)%			(5,399,461)
TOTAL NET ASSETS -100.0%			$932,458,508

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$861,979,953	$—	$861,979,953
Exchange Traded Funds	47,965,391	—	—	47,965,391
Money Market Funds	27,912,625	—	—	27,912,625
Total Investments	$75,878,016	$861,979,953	$—	$937,857,969

Refer to the Schedule of Investments for further disaggregation of investment categories.
TRANSACTIONS WITH AFFILIATES

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Weekly T-Bill ETF	$47,989,369	$—	$—	$—	$(23,978)	$47,965,391	479,558	$830,678	$—
	$47,989,369	$—	$—	$—	$(23,978)	$47,965,391	479,558	$830,678	$—

The accompanying notes are an integral part of these financial statements.

18

ROUNDHILL MAGNIFICENT SEVEN COVERED CALL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 102.0%
Roundhill Magnificent Seven ETF(a)(b)(c)	2,076,000	$133,486,800
TOTAL EXCHANGE TRADED FUNDS (Cost $135,227,975)		133,486,800
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.57%(d)	798,782	798,782
TOTAL MONEY MARKET FUNDS (Cost $798,782)		798,782
TOTAL INVESTMENTS - 102.6% (Cost $136,026,757)		$134,285,582
Liabilities in Excess of Other Assets - (2.6)%		(3,379,126)
TOTAL NET ASSETS - 100.0%		$130,906,456

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

19

ROUNDHILL MAGNIFICENT SEVEN COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (2.5)%
Roundhill Magnificent Seven ETF, Expiration: 07/02/2026; Exercise Price: $62.99(a)(b)	$0	(20,760)	$(3,304,992)
TOTAL WRITTEN OPTIONS (Premiums received $846,298)			$(3,304,992)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$133,486,800	$—	$—	$133,486,800
Money Market Funds	798,782	—	—	798,782
Total Investments	$134,285,582	$—	$—	$134,285,582
Liabilities:
Investments:
Written Options	$—	$(3,304,992)	$—	$(3,304,992)
Total Investments	$—	$(3,304,992)	$—	$(3,304,992)

Refer to the Schedule of Investments for further disaggregation of investment categories.
Transactions with Affiliates

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Magnificent Seven ETF	$225,635,968	$56,129,159	$(141,952,765)	$6,768,301	$(13,093,863)	$133,486,800	2,076,000	$—	$—
	$225,635,968	$56,129,159	$(141,952,765)	$6,768,301	$(13,093,863)	$133,486,800	2,076,000	$—	$—

The accompanying notes are an integral part of these financial statements.

20

ROUNDHILL MEME STOCK ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 4.9%
Rocket Lab Corp.(a)	11,701	$1,189,407
Computers - 19.8%
D-Wave Quantum, Inc.(a)	51,928	1,245,753
Lumentum Holdings, Inc.(a)	1,304	1,118,910
Sandisk Corp.(a)	573	1,302,847
Western Digital Corp.	1,828	1,167,580
		4,835,090
Electronics - 14.2%
Applied Optoelectronics, Inc.(a)	15,388	2,279,886
Coherent Corp.(a)	2,981	1,175,915
		3,455,801
Investment Companies - 4.6%
IREN Ltd.(a)(b)	24,582	1,124,135
Machinery-Construction & Mining - 5.9%
Bloom Energy Corp. - Class A(a)	4,736	1,433,587
Retail - 3.8%
Wendy's Co.(b)	110,799	918,524
Semiconductors - 21.8%
Astera Labs, Inc.(a)	2,024	977,632
AXT, Inc.(a)	15,358	1,107,005
Cerebras Systems, Inc. - Class A(a)(b)	4,000	884,000
Credo Technology Group Holding Ltd.(a)	3,118	847,940
Marvell Technology, Inc.	2,691	801,622
Micron Technology, Inc.	607	700,654
		5,318,853
Software - 14.9%
CoreWeave, Inc. - Class A(a)	10,208	1,016,104
IonQ, Inc.(a)	21,180	1,128,047
Nebius Group NV - Class A(a)	5,363	1,481,100
		3,625,251
Telecommunications - 10.0%
Applied Digital Corp.(a)	28,106	1,048,354
AST SpaceMobile, Inc.(a)(b)	15,710	1,395,990
		2,444,344
TOTAL COMMON STOCKS (Cost $21,410,622)		24,344,992

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	3,226,559	$3,226,559
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,226,559)		3,226,559
	Shares
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57%(c)	35,721	35,721
TOTAL MONEY MARKET FUNDS (Cost $35,721)		35,721
TOTAL INVESTMENTS - 113.3% (Cost $24,672,902)		$27,607,272
Liabilities in Excess of Other Assets - (13.3)%		(3,236,034)
TOTAL NET ASSETS - 100.0%		$24,371,238

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $3,189,215.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

21

ROUNDHILL MEME STOCK ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,344,992	$—	$—	$24,344,992
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,226,559
Money Market Funds	35,721	—	—	35,721
Total Investments	$24,380,713	$—	$—	$27,607,272

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

22

ROUNDHILL MEMORY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 57.4%
Computers - 13.7%
Sandisk Corp.(a)	598,494	$1,360,813,763
Seagate Technology Holdings PLC	1,134,381	1,094,677,665
Western Digital Corp.	1,756,475	1,121,895,712
		3,577,387,140
Semiconductors - 43.7%(b)
GigaDevice Semiconductor, Inc. - Class A	6,684,038	802,825,326
Kioxia Holdings Corp.(a)	2,063,200	1,138,457,320
Macronix International Co. Ltd.(a)	18,734,285	91,446,999
Micron Technology, Inc.	455,674	525,979,942
Nanya Technology Corp.(a)	33,371,643	474,021,580
Phison Electronics Corp.	2,195,781	164,391,496
Samsung Electronics Co. Ltd.	17,516,895	3,776,313,774
SK hynix, Inc.	2,437,029	4,168,415,962
Winbond Electronics Corp.	44,590,300	290,442,680
		11,432,295,079
TOTAL COMMON STOCKS (Cost $11,650,880,191)		15,009,682,219
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 21.2%
3.59%, 07/14/2026(c)(d)	$5,550,000,000	5,542,827,295
TOTAL U.S. TREASURY BILLS (Cost $5,542,827,295)		5,542,827,295
	Shares
MONEY MARKET FUNDS - 14.1%
First American Government Obligations Fund - Class X, 3.57%(e)	3,672,239,741	3,672,239,741
TOTAL MONEY MARKET FUNDS (Cost $3,672,239,741)		3,672,239,741
TOTAL INVESTMENTS - 92.7% (Cost $20,865,947,227)		$24,224,749,255
Other Assets in Excess of Liabilities - 7.3%		1,895,589,934
TOTAL NET ASSETS - 100.0%		$26,120,339,189

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $4,294,153,387.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

23

Roundhill Memory ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Micron Technology, Inc.	Goldman Sachs	Receive	OBFR	Termination	05/24/2027	$2,442,805,458	$762,032,531
Micron Technology, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.90%	Termination	05/04/2027	3,774,962,313	1,060,874,770
Samsung Electronics Co. Ltd.	Goldman Sachs	Receive	OBFR + 3.50%	Termination	05/24/2027	2,762,617,196	(79,872,971)
SK hynix, Inc.	Goldman Sachs	Receive	OBFR + 3.50%	Termination	05/24/2027	2,098,692,926	208,444,042
Net Unrealized Appreciation (Depreciation)							$1,951,478,372

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$15,009,682,219	$—	$—	$15,009,682,219
U.S. Treasury Bills	—	5,542,827,295	—	5,542,827,295
Money Market Funds	3,672,239,741	—	—	3,672,239,741
Total Investments	$18,681,921,960	$5,542,827,295	$—	$24,224,749,255
Other Financial Instruments:
Total Return Swaps*	$—	$2,031,351,343	$—	$2,031,351,343
Total Other Financial Instruments	$—	$2,031,351,343	$—	$2,031,351,343
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(79,872,971)	$—	$(79,872,971)
Total Other Financial Instruments	$—	$(79,872,971)	$—	$(79,872,971)

*	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

24

Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Auto Manufacturers - 17.2%
BYD Co. Ltd. - Class H	12,200	$112,712
General Motors Co.	973	74,999
Tesla, Inc.(a)	774	325,544
XPeng, Inc. - ADR(a)	10,438	138,199
		651,454
Auto Parts & Equipment - 30.2%(b)
Aeva Technologies, Inc.(a)	5,957	171,085
Aptiv PLC(a)	1,577	96,796
Aurora Innovation, Inc.(a)	23,609	161,013
Horizon Robotics(a)	216,600	112,691
indie Semiconductor, Inc. - Class A(a)	15,365	68,989
Mobileye Global, Inc. - Class A(a)	17,231	166,796
RoboSense Technology Co. Ltd.(a)	47,600	134,872
Seyond Holdings Ltd.(a)	150,000	56,809
WeRide, Inc. - ADR(a)	30,257	176,096
		1,145,147
Computers - 1.0%
Lumentum Holdings, Inc.(a)	44	37,755
Electronics - 4.3%
Hesai Group - ADR(a)	8,849	161,229
Internet - 23.9%
Alphabet, Inc. - Class A	598	213,707
Amazon.com, Inc.(a)	634	151,108
Baidu, Inc. - ADR(a)	1,737	198,522
Grab Holdings Ltd. - Class A(a)	21,590	81,394
Lyft, Inc. - Class A(a)	3,782	55,255
Uber Technologies, Inc.(a)	2,846	205,367
		905,353
Semiconductors - 17.4%
Allegro MicroSystems, Inc.(a)	1,748	121,696
Ambarella, Inc.(a)	1,141	97,898
NVIDIA Corp.	754	150,868
ON Semiconductor Corp.(a)	525	49,634
Ouster, Inc.(a)	3,445	215,381
QUALCOMM, Inc.	132	24,392
		659,869
Software - 0.9%
Kodiak AI, Inc.(a)	7,046	35,794
Transportation - 4.0%
Pony AI, Inc. - ADR(a)	21,951	152,559
TOTAL COMMON STOCKS (Cost $3,797,008)		3,749,160

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.57%(c)	41,995	$41,995
TOTAL MONEY MARKET FUNDS (Cost $41,995)		41,995
TOTAL INVESTMENTS - 100.0% (Cost $3,839,003)		$3,791,155
Liabilities in Excess of Other Assets - (0.0)%(d)		(956)
TOTAL NET ASSETS - 100.0%		$3,790,199

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

25

Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,749,160	$—	$—	$3,749,160
Money Market Funds	41,995	—	—	41,995
Total Investments	$3,791,155	$—	$—	$3,791,155

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

26

Roundhill Russell 2000 0DTE Covered Call Strategy ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 91.3%(a)
Call Options - 91.3%
Russell 2000 Index(b)(c)
Expiration: 12/18/2026; Exercise Price: $246.20	$91,033,447	301	$83,131,603
Expiration: 03/19/2027; Exercise Price: $252.30	81,053,035	268	73,757,505
TOTAL PURCHASED OPTIONS (Cost $127,314,755)			156,889,108
		Shares
EXCHANGE TRADED FUNDS - 6.1%
Roundhill Weekly T-Bill ETF(d)		104,679	10,469,994
TOTAL EXCHANGE TRADED FUNDS (Cost $10,472,087)			10,469,994
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%
First American Government Obligations Fund - Class X, 3.57%(e)		4,961,047	4,961,047
TOTAL MONEY MARKET FUNDS (Cost $4,961,047)			4,961,047
TOTAL INVESTMENTS - 100.3% (Cost $142,747,889)			$172,320,149
Liabilities in Excess of Other Assets - (0.3)%			(578,380)
TOTAL NET ASSETS - 100.0%			$171,741,769

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

Roundhill Russell 2000 0DTE Covered Call Strategy ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$156,889,108	$—	$156,889,108
Exchange Traded Funds	10,469,994	—	—	10,469,994
Money Market Funds	4,961,047	—	—	4,961,047
Total Investments	$15,431,041	$156,889,108	$—	$172,320,149

Refer to the Schedule of Investments for further disaggregation of investment categories.
Transactions with Affiliates

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Weekly T-Bill ETF	$11,876,208	$—	$(1,400,251)	$(309)	$(5,654)	$10,469,994	104,679	$197,176	$—
	$11,876,208	$—	$(1,400,251)	$(309)	$(5,654)	$10,469,994	104,679	$197,176	$—

The accompanying notes are an integral part of these financial statements.

28

Roundhill S&P 500 0DTE Covered Call Strategy ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 91.1%(a)
Call Options - 91.1%
S&P 500 Index(b)(c)
Expiration: 03/19/2027; Exercise Price: $678.80	$266,227,280	355	$241,055,920
Expiration: 06/11/2027; Exercise Price: $678.80	60,744,816	81	54,954,573
TOTAL PURCHASED OPTIONS (Cost $270,379,219)			296,010,493
		Shares
EXCHANGE TRADED FUNDS - 7.5%
Roundhill Weekly T-Bill ETF(d)		242,576	24,262,452
TOTAL EXCHANGE TRADED FUNDS (Cost $24,267,303)			24,262,452
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%
First American Government Obligations Fund - Class X, 3.57%(e)		5,805,550	5,805,550
TOTAL MONEY MARKET FUNDS (Cost $5,805,550)			5,805,550
TOTAL INVESTMENTS - 100.4% (Cost $300,452,072)			$326,078,495
Liabilities in Excess of Other Assets - (0.4)%			(1,320,524)
TOTAL NET ASSETS - 100.0%			$324,757,971

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

29

Roundhill S&P 500 0DTE Covered Call Strategy ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$296,010,493	$—	$296,010,493
Exchange Traded Funds	24,262,452	—	—	24,262,452
Money Market Funds	5,805,550	—	—	5,805,550
Total Investments	$30,068,002	$296,010,493	$—	$326,078,495

Refer to the Schedule of Investments for further disaggregation of investment categories.
Transactions with Affiliates

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Weekly T-Bill ETF	$26,476,121	$—	$(2,200,395)	$(485)	$(12,789)	$24,262,452	242,576	$446,427	$—
	$26,476,121	$—	$(2,200,395)	$(485)	$(12,789)	$24,262,452	242,576	$446,427	$—

The accompanying notes are an integral part of these financial statements.

30

Roundhill S&P 500 No Dividend Target ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Core S&P 500 ETF(a)	79,520	$59,551,733
TOTAL EXCHANGE TRADED FUNDS (Cost $58,617,374)		59,551,733
TOTAL INVESTMENTS - 99.9% (Cost $58,617,374)		$59,551,733
Other Assets in Excess of Liabilities - 0.1%		62,410
TOTAL NET ASSETS - 100.0%		$59,614,143

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$59,551,733	$—	$—	$59,551,733
Total Investments	$59,551,733	$—	$—	$59,551,733

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

31

Roundhill S&P 500 Target 10 Managed Distribution ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 95.1%(a)
Call Options - 95.1%(b)(c)
State Street SPDR Portfolio S&P 500 ETF, Expiration: 03/12/2027; Exercise Price: $3.33	$114,244	13	$108,498
State Street SPDR S&P 500 ETF Trust
Expiration: 03/12/2027; Exercise Price: $33.67	970,801	13	924,031
Expiration: 04/16/2027; Exercise Price: $33.18	522,739	7	496,824
TOTAL PURCHASED OPTIONS (Cost $1,380,650)			1,529,353
TOTAL INVESTMENTS - 95.1% (Cost $1,380,650)			$1,529,353
Other Assets in Excess of Liabilities - 4.9%			78,216
TOTAL NET ASSETS - 100.0%			$1,607,569

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$1,529,353	$—	$1,529,353
Total Investments	$—	$1,529,353	$—	$1,529,353

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

32

Roundhill S&P 500 Target 20 Managed Distribution ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 95.1%(a)
Call Options - 95.1%
State Street SPDR S&P 500 ETF Trust(b)(c)
Expiration: 07/10/2026; Exercise Price: $0.01	$4,331,266	58	$4,328,602
Expiration: 08/14/2026; Exercise Price: $0.01	7,393,023	99	7,387,886
Expiration: 09/11/2026; Exercise Price: $0.01	4,629,974	62	4,626,341
Expiration: 10/13/2026; Exercise Price: $0.01	5,750,129	77	5,730,245
Expiration: 11/13/2026; Exercise Price: $0.01	1,493,540	20	1,488,338
Expiration: 12/11/2026; Exercise Price: $33.10	11,724,289	157	11,175,453
Expiration: 12/11/2026; Exercise Price: $33.10	2,987,080	40	2,847,249
Expiration: 01/15/2027; Exercise Price: $33.21	12,769,767	171	12,145,778
Expiration: 02/12/2027; Exercise Price: $33.47	25,240,826	338	24,014,052
Expiration: 03/12/2027; Exercise Price: $33.67	21,133,591	283	20,115,448
Expiration: 04/16/2027; Exercise Price: $33.87	21,133,591	283	20,067,094
Expiration: 05/14/2027; Exercise Price: $36.08	10,156,072	136	9,620,414
Expiration: 06/11/2027; Exercise Price: $37.11	18,594,573	249	17,601,150
Expiration: 07/16/2027; Exercise Price: $36.70	7,094,315	95	6,704,968
TOTAL PURCHASED OPTIONS (Cost $136,153,052)			147,853,018

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.9%
First American Government Obligations Fund - Class X, 3.57%(d)	7,545,977	7,545,977
TOTAL MONEY MARKET FUNDS (Cost $7,545,977)		7,545,977
TOTAL INVESTMENTS - 100.0% (Cost $143,699,029)		$155,398,995
Liabilities in Excess of Other Assets - (0.0)%(e)		(41,348)
TOTAL NET ASSETS - 100.0%		$155,357,647

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

33

Roundhill S&P 500 Target 20 Managed Distribution ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$147,853,018	$—	$147,853,018
Money Market Funds	7,545,977	—	—	7,545,977
Total Investments	$7,545,977	$147,853,018	$—	$155,398,995

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

34

Roundhill Space & Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 31.6%(a)
Astroscale Holdings, Inc.(b)	133,400	$965,257
Avio SpA	34,365	1,235,656
Firefly Aerospace, Inc.(b)	73,909	2,172,925
Intuitive Machines, Inc.(b)	102,383	2,189,972
Ispace, Inc.(b)	224,700	620,768
MDA Space Ltd.(b)	58,110	2,398,781
OHB SE	6,551	2,115,859
Redwire Corp.(b)	117,408	1,435,900
Rocket Lab Corp.(b)	75,258	7,649,976
Voyager Technologies, Inc. - Class A(b)	39,498	1,273,810
York Space Systems, Inc.(b)	64,911	1,598,109
		23,657,013
Commercial Services - 1.1%
Spire Global, Inc.(b)	46,450	863,970
Investment Companies - 1.1%
Seraphim Space Investment Trust PLC(b)	320,289	798,342
Media - 26.6%(a)
SKY Perfect JSAT Corp.	115,100	1,895,848
Space Exploration Technologies Corp. - Class A(b)	99,686	17,032,350
Synspective, Inc.(b)	127,600	967,255
		19,895,453
Software - 6.0%
Planet Labs PBC(b)	115,060	3,811,938
Satrec Initiative Co. Ltd.	12,403	722,101
		4,534,039
Telecommunications - 33.3%(a)
AST SpaceMobile, Inc.(b)	67,064	5,959,307
BlackSky Technology, Inc.(b)	35,960	1,004,003
Eutelsat Communications SACA(b)	643,188	1,774,418
Gilat Satellite Networks Ltd.(b)	75,283	1,002,017
Globalstar, Inc.(b)	39,899	3,243,390
Iridium Communications, Inc.	47,823	2,623,092
QPS Holdings, Inc.(b)	63,800	764,697
Satellogic, Inc.(b)	158,121	904,452
SES SA	231,144	1,893,475
Telesat Corp.(b)	32,816	1,663,757
Viasat, Inc.(b)	45,708	4,105,035
		24,937,643
TOTAL COMMON STOCKS (Cost $84,702,377)		74,686,460
RIGHTS - 0.1%
Aerospace/Defense - 0.1%(a)
OHB SE, Expires 07/09/2026, Exercise Price $300.00(b)	7,251	10,213
TOTAL RIGHTS (Cost $52,424)		10,213

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.57%(c)	261,280	$261,280
TOTAL MONEY MARKET FUNDS (Cost $261,280)		261,280
TOTAL INVESTMENTS - 100.1% (Cost $85,016,081)		$74,957,953
Liabilities in Excess of Other Assets - (0.1)%		(54,361)
TOTAL NET ASSETS - 100.0%		$74,903,592

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

35

Roundhill Space & Technology ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$74,686,460	$—	$—	$74,686,460
Rights	10,213	—	—	10,213
Money Market Funds	261,280	—	—	261,280
Total Investments	$74,957,953	$—	$—	$74,957,953

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

36

Roundhill Ultra Short Duration No Dividend Target ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)
Call Options - 7.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $1.01(b)(c)	$20,760,206	278	$20,659,675
Put Options - 92.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $10,000.01(b)(c)	20,760,206	278	254,262,859
TOTAL PURCHASED OPTIONS (Cost $274,731,300)			274,922,534
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57%(d)		167,658	167,658
TOTAL MONEY MARKET FUNDS (Cost $167,658)			167,658
TOTAL INVESTMENTS - 100.0% (Cost $274,898,958)			$275,090,192
Other Assets in Excess of Liabilities - 0.0%(e)			106,198
TOTAL NET ASSETS - 100.0%			$275,196,390

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

37

Roundhill Ultra Short Duration No Dividend Target ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - 0.0%(a)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $10,000.01(b)(c)	$(20,760,206)	(278)	$0
Put Options - (0.0)%(a)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/29/2026; Exercise Price: $1.01(b)(c)	(20,760,206)	(278)	(492)
TOTAL WRITTEN OPTIONS (Premiums received $5,560)			$(492)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

38

Roundhill Ultra Short Duration No Dividend Target ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$274,922,534	$—	$274,922,534
Money Market Funds	167,658	—	—	167,658
Total Investments	$167,658	$274,922,534	$—	$275,090,192
Liabilities:
Investments:
Written Options	$—	$(492)	$—	$(492)
Total Investments	$—	$(492)	$—	$(492)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

39

ROUNDHILL URANIUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
CLOSED END INVESTMENT TRUSTS - 19.8%
Sprott Physical Uranium Trust(a)	47,338	$869,599
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $921,962)		869,599
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 84.0%
3.60%, 07/14/2026(b)(c)	$3,700,000	3,695,222
TOTAL U.S. TREASURY BILLS (Cost $3,695,222)		3,695,222
	Shares
MONEY MARKET FUNDS - 6.3%
First American Government Obligations Fund - Class X, 3.57%(d)	277,486	277,486
TOTAL MONEY MARKET FUNDS (Cost $277,486)		277,486
TOTAL INVESTMENTS - 110.1% (Cost $4,894,670)		$4,842,307
Liabilities in Excess of Other Assets - (10.1)%		(445,257)
TOTAL NET ASSETS - 100.0%		$4,397,050

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $3,695,227.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

40

ROUNDHILL URANIUM ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Sprott Physical Uranium Trust	Nomura Securities International, Inc.	Receive	OBFR + 3.00%	Termination	04/05/2027		$3,113,495	$(429,050)
Yellow Cake PLC	Nomura Securities International, Inc.	Receive	SONIA + 3.00%	Termination	04/06/2027	GBP	325,038	(14,221)
Net Unrealized Appreciation (Depreciation)								$(443,271)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
Notional Amount is in USD unless otherwise indicated.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.
SONIA - Sterling Overnight Index Average was 0.00% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Closed End Investment Trusts	$869,599	$—	$—	$869,599
U.S. Treasury Bills	—	3,695,222	—	3,695,222
Money Market Funds	277,486	—	—	277,486
Total Investments	$1,147,085	$3,695,222	$—	$4,842,307
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(443,271)	$—	$(443,271)
Total Other Financial Instruments	$—	$(443,271)	$—	$(443,271)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

41

ROUNDHILL WEEKLY T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 100.0%
3.64%, 07/07/2026(a)	$13,244,000	$13,236,033
3.63%, 07/14/2026(a)	13,257,000	13,239,766
3.63%, 07/21/2026(a)	13,274,000	13,247,452
3.61%, 07/28/2026(a)	13,288,000	13,252,320
3.62%, 08/04/2026(a)	13,165,000	13,120,362
3.63%, 08/11/2026(a)	13,250,000	13,195,750
3.59%, 08/18/2026(a)	13,463,000	13,399,136
3.62%, 08/25/2026(a)	13,448,000	13,374,340
3.65%, 09/01/2026(a)	13,314,000	13,231,110
3.66%, 09/08/2026(a)	13,445,000	13,351,585
3.65%, 09/15/2026(a)	13,318,000	13,216,193
3.67%, 09/22/2026(a)	13,178,000	13,067,407
3.69%, 09/29/2026(a)	13,188,000	13,067,413
TOTAL U.S. TREASURY BILLS (Cost $171,998,784)		171,998,867
	Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57%(b)	142,750	142,750
TOTAL MONEY MARKET FUNDS (Cost $142,750)		142,750
TOTAL INVESTMENTS - 100.1% (Cost $172,141,534)		$172,141,617
Liabilities in Excess of Other Assets - (0.1)%		(141,508)
TOTAL NET ASSETS - 100.0%		$172,000,109

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

42

ROUNDHILL WEEKLY T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$171,998,867	$—	$171,998,867
Money Market Funds	142,750	—	—	142,750
Total Investments	$142,750	$171,998,867	$—	$172,141,617

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

43

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Roundhill Bitcoin Covered Call Strategy ETF	Roundhill China Magnificent Seven ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF	Roundhill GLP-1 & Weight Loss ETF
ASSETS:
Investments in unaffiliated securities, at value	$129,969,389	$16,529,496	$38,429,734	$56,925,944	$59,563,955
Investments in affiliated securities, at value	—	—	17,992,619	—	—
Deposits at broker for option contracts	793,072	—	—	484,088	—
Dividends receivable	14,604	12,665	6,460	11,937	79,949
Unrealized appreciation on swap contracts*	—	—	1,170,893	—	—
Receivable for investments sold	—	706,938	—	—	—
Dividend tax reclaims receivable	—	—	—	—	95,634
Security lending income receivable	—	510	564	—	1,307
Cash	—	2,714	—	—	—
Receivable for transaction fee	—	—	—	—	482
Total assets	130,777,065	17,252,323	57,600,270	57,421,969	59,741,327
LIABILITIES:
Written options, at value	9,371,981	—	—	4,840,313	—
Payable to Adviser	101,815	6,277	41,286	44,398	24,086
Payable to custodian	73,201	—	—	44,391	—
Unrealized depreciation on swap contracts*	—	3,105,745	1,151,948	—	—
Payable for investments purchased	—	860,771	—	—	—
Payable upon return of securities loaned	—	1,213,710	8,540,025	—	5,371,408
Payable to custodian foreign currency, at value	—	—	—	—	266,933
Total liabilities	9,546,997	5,186,503	9,733,259	4,929,102	5,662,427
NET ASSETS	$121,230,068	$12,065,820	$47,867,011	$52,492,867	$54,078,900
Net Assets Consist of:
Paid-in capital	$256,024,624	$24,605,598	$39,068,383	$144,334,428	$56,426,026
Total distributable earnings/(accumulated losses)	(134,794,556)	(12,539,778)	8,798,628	(91,841,561)	(2,347,126)
Total net assets	$121,230,068	$12,065,820	$47,867,011	$52,492,867	$54,078,900
Net assets	$121,230,068	$12,065,820	$47,867,011	$52,492,867	$54,078,900
Shares issued and outstanding (unlimited shares authorized without par value)	7,320,000	710,000	940,000	6,620,000	1,670,000
Net asset value per share	$16.56	$16.99	$50.92	$7.93	$32.38
Cost:
Investments in unaffiliated securities, at cost	$135,061,715	$18,184,696	$38,429,734	$59,653,316	$57,254,935
Investments in affiliated securities, at cost	$—	$—	$12,609,388	$—	$—
Proceeds:
Written options premium received	$6,445,288	$—	$—	$3,567,815	$—
Foreign currency proceeds	$—	$—	$—	$—	$272,101
Loaned Securities:
at value (included in investments)	$—	$1,192,981	$8,448,056	$—	$5,281,826

*	Swap on affiliated security held in the Roundhill Daily 2X Long Magnificent Seven ETF (Note 2).
The accompanying notes are an integral part of these financial statements.

44

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Roundhill HALO ETF	Roundhill Humanoid Robotics ETF	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill Magnificent Seven Covered Call ETF	Roundhill Meme Stock ETF
ASSETS:
Investments in unaffiliated securities, at value	$41,455,535	$90,414,461	$889,892,578	$798,782	$27,607,272
Investments in affiliated securities, at value	—	—	47,965,391	133,486,800	—
Receivable for investments sold	23,981,605	2,122,904	—	—	—
Receivable for fund shares sold	9,264,132	—	—	—	—
Dividends receivable	28,258	40,479	84,713	1,901	77
Dividend tax reclaims receivable	1,114	11,723	—	—	—
Security lending income receivable	—	996	—	64	5,100
Foreign currency, at value	—	99,591	—	—	—
Deposits at broker for option contracts	—	—	—	4,995	—
Total assets	74,730,644	92,690,154	937,942,682	134,292,542	27,612,449
LIABILITIES:
Written options, at value	—	—	—	3,304,992	—
Payable for investments purchased	24,021,755	2,520,534	—	—	—
Payable for fund shares redeemed	9,265,572	—	—	—	—
Payable to Adviser	9,640	52,072	678,600	81,094	14,652
Payable upon return of securities loaned	—	7,146,833	—	—	3,226,559
Due to broker	—	—	4,805,574	—	—
Total liabilities	33,296,967	9,719,439	5,484,174	3,386,086	3,241,211
NET ASSETS	$ 41,433,677	$82,970,715	$932,458,508	$130,906,456	$24,371,238
Net Assets Consist of:
Paid-in capital	$40,334,221	$75,126,499	$930,585,125	$170,901,316	$27,927,808
Total distributable earnings/(accumulated losses)	1,099,456	7,844,216	1,873,383	(39,994,860)	(3,556,570)
Total net assets	$ 41,433,677	$82,970,715	$932,458,508	$130,906,456	$24,371,238
Net assets	$41,433,677	$82,970,715	$932,458,508	$130,906,456	$24,371,238
Shares issued and outstanding (unlimited shares authorized without par value)	1,610,000	2,380,000	30,010,000	3,090,000	2,525,000
Net asset value per share	$25.74	$34.86	$31.07	$42.36	$9.65
Cost:
Investments in unaffiliated securities, at cost	$40,989,130	$83,772,622	$743,727,334	$798,782	$24,672,902
Investments in affiliated securities, at cost	$—	$—	$47,974,982	$135,227,975	$—
Foreign currency, at cost	$—	$99,708	$—	$—	$—
Proceeds:
Written options premium received	$—	$—	$—	$846,298	$—
Loaned Securities:
at value (included in investments)	$—	$7,660,707	$—	$—	$3,189,215

The accompanying notes are an integral part of these financial statements.

45

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Roundhill Memory ETF	Roundhill Robotaxi, Autonomous Vehicles & Technology ETF	Roundhill Russell 2000 0DTE Covered Call Strategy ETF	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 No Dividend Target ETF
ASSETS:
Investments in unaffiliated securities, at value	$24,224,749,255	$3,791,155	$161,850,155	$301,816,043	$59,551,733
Investments in affiliated securities, at value	—	—	10,469,994	24,262,452	—
Unrealized appreciation on swap contracts	2,031,351,343	—	—	—	—
Foreign currency, at value	582,465,996	—	—	—	—
Receivable for fund shares sold	209,897,650	—	—	—	—
Dividends receivable	13,489,218	327	16,642	32,274	—
Receivable for transaction fee	3,488,370	—	—	—	—
Cash	1,921,566	—	—	—	65,985
Security lending income receivable	—	—	—	44	—
Total assets	27,067,363,398	3,791,482	172,336,791	326,110,813	59,617,718
LIABILITIES:
Payable for investments purchased	856,850,448	—	—	—	—
Unrealized depreciation on swap contracts	79,872,971	—	—	—	—
Payable to Adviser	10,300,790	1,283	128,379	252,458	3,575
Due to broker	—	—	466,643	1,100,384	—
Total liabilities	947,024,209	1,283	595,022	1,352,842	3,575
NET ASSETS	$26,120,339,189	$3,790,199	$171,741,769	$324,757,971	$59,614,143
Net Assets Consist of:
Paid-in capital	$20,201,685,308	$3,858,616	$172,692,817	$333,068,293	$54,350,500
Total distributable earnings/(accumulated losses)	5,918,653,881	(68,417)	(951,048)	(8,310,322)	5,263,643
Total net assets	$26,120,339,189	$3,790,199	$171,741,769	$324,757,971	$59,614,143
Net assets	$26,120,339,189	$3,790,199	$171,741,769	$324,757,971	$59,614,143
Shares issued and outstanding (unlimited shares authorized without par value)	360,890,000	160,000	5,810,000	8,315,000	1,960,000
Net asset value per share	$72.38	$23.69	$29.56	$39.06	$30.42
Cost:
Investments in unaffiliated securities, at cost	$20,865,947,227	$3,839,003	$132,275,802	$276,184,769	$58,617,374
Investments in affiliated securities, at cost	$—	$—	$10,472,087	$24,267,303	$—
Foreign currency, at cost	$585,002,726	$—	$—	$—	$—
Proceeds:
Foreign currency proceeds	$—	$50,486	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

46

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	Roundhill S&P 500 Target 10 Managed Distribution ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF	Roundhill Space & Technology ETF	Roundhill Ultra Short Duration No Dividend Target ETF	Roundhill Uranium ETF
ASSETS:
Investments, at value	$1,529,353	$155,398,995	$74,957,953	$275,090,192	$4,842,307
Cash	46,416	—	172	—	—
Deposits at broker for option contracts	32,447	—	—	—	—
Receivable for transaction fee	—	—	—	147,445	—
Receivable for investments sold	—	—	27,583	—	—
Dividends receivable	—	20,932	474	692	813
Dividend tax reclaims receivable	—	—	1,330	—	—
Total assets	1,608,216	155,419,927	74,987,512	275,238,329	4,843,120
LIABILITIES:
Written options, at value	—	—	—	492	—
Payable to Adviser	647	62,280	55,241	41,447	2,799
Unrealized depreciation on swap contracts	—	—	—	—	443,271
Payable for fund shares redeemed	—	—	27,758	—	—
Payable for transaction fee	—	—	921	—	—
Total liabilities	647	62,280	83,920	41,939	446,070
NET ASSETS	$1,607,569	$155,357,647	$74,903,592	$275,196,390	$4,397,050
Net Assets Consist of:
Paid-in capital	$1,510,051	$150,596,099	$87,111,047	$271,636,139	$4,497,879
Total distributable earnings/(accumulated losses)	97,518	4,761,548	(12,207,455)	3,560,251	(100,829)
Total net assets	$ 1,607,569	$155,357,647	$74,903,592	$275,196,390	$4,397,050
Net assets	$1,607,569	$155,357,647	$74,903,592	$275,196,390	$4,397,050
Shares issued and outstanding (unlimited shares authorized without par value)	30,000	2,910,000	2,320,000	2,750,000	160,000
Net asset value per share	$53.59	$53.39	$32.29	$100.07	$27.48
Cost:
Investments, at cost	$1,380,650	$143,699,029	$85,016,081	$274,898,958	$4,894,670
Proceeds:
Written options premium received	$—	$—	$—	$5,560	$—

The accompanying notes are an integral part of these financial statements.

47

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

Roundhill Weekly T-Bill ETF
ASSETS:
Investments, at value	$172,141,617
Dividends receivable	71
Total assets	172,141,688
LIABILITIES:
Distributions payable	114,785
Payable to Adviser	26,794
Total liabilities	141,579
NET ASSETS	$172,000,109
Net Assets Consist of:
Paid-in capital	$172,023,449
Total accumulated losses	(23,340)
Total net assets	$172,000,109
Net assets	$172,000,109
Shares issued and outstanding (unlimited shares authorized without par value)	1,720,000
Net asset value per share	$100.00
Cost:
Investments, at cost	$172,141,534

The accompanying notes are an integral part of these financial statements.

48

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Roundhill Bitcoin Covered Call Strategy ETF	Roundhill China Magnificent Seven ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF	Roundhill GLP-1 & Weight Loss ETF
INVESTMENT INCOME:
Dividend income	$3,182,681	$71,773	$79,535	$70,180	$583,196
Less: dividend withholding taxes	—	(328)	—	—	(49,206)
Less: issuance fees	—	(527)	—	—	(2,758)
Interest income	—	177,031	653,165	1,322,560	—
Securities lending income	—	3,548	4,821	—	7,236
Total investment income	3,182,681	251,497	737,521	1,392,740	538,468
EXPENSES:
Investment advisory fee	780,858	45,136	310,603	351,590	153,956
Income tax expense	—	—	9,496	—	—
Total expenses	780,858	45,136	320,099	351,590	153,956
Fee waiver from Adviser	—	—	(11,847)	—	—
Net expenses	780,858	45,136	308,252	351,590	153,956
Net investment income	2,401,823	206,361	429,269	1,041,150	384,512
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,154,355)	(150,321)	(178)	(15,193,451)	(4,838,786)
Written options expired or closed	(37,963,773)	—	—	(13,476,214)	—
Swap contracts	—	(154,233)	12,836,354	—	—
Foreign currency transactions	—	—	—	—	(18,018)
Net realized gain (loss)	(52,118,128)	(304,554)	12,836,176	(28,669,665)	(4,856,804)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(809,428)	(1,104,491)	—	(2,887,066)	857,777
Investments in affiliated securities	—	—	(464,506)	—	—
Written options	(6,794,596)	—	—	(9,722,602)	—
Swap contracts	—	(3,703,037)	(18,007,072)	—	—
Foreign currency translation	—	—	—	—	4,116
Net change in unrealized appreciation (depreciation)	(7,604,024)	(4,807,528)	(18,471,578)	(12,609,668)	861,893
Net realized and unrealized gain (loss)	(59,722,152)	(5,112,082)	(5,635,402)	(41,279,333)	(3,994,911)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (57,320,329)	$(4,905,721)	$(5,206,133)	$(40,238,183)	$(3,610,399)

The accompanying notes are an integral part of these financial statements.

49

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Roundhill HALO ETF(a)	Roundhill Humanoid Robotics ETF	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill Magnificent Seven Covered Call ETF	Roundhill Meme Stock ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$82,930	$253,485	$475,272	$18,106	$3,483
Dividend income from affiliated securities	—	—	830,678	—	—
Less: dividend withholding taxes	(1,743)	(32,308)	—	—	—
Securities lending income	—	4,418	491	66	25,506
Total investment income	81,187	225,595	1,306,441	18,172	28,989
EXPENSES:
Investment advisory fee	11,879	220,740	4,096,441	860,433	68,290
Total expenses	11,879	220,740	4,096,441	860,433	68,290
Fee waiver from Adviser	—	—	—	(252,183)	—
Net expenses	11,879	220,740	4,096,441	608,250	68,290
Net investment income/(loss)	69,308	4,855	(2,790,000)	(590,078)	(39,301)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	563,743	2,301,136	81,635,066	(11)	3,682,829
Investments in affiliated securities	—	—	—	6,768,301	—
Written options expired or closed	—	—	(26,270,281)	(3,000,752)	—
Foreign currency transactions	—	(47,637)	—	—	—
Net realized gain (loss)	563,743	2,253,499	55,364,785	3,767,538	3,682,829
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	466,405	4,848,330	68,307,019	—	4,301,023
Investments in affiliated securities	—	—	(23,978)	(13,093,863)	—
Written options	—	—	—	(3,957,608)	—
Foreign currency translation	—	(320)	—	—	—
Net change in unrealized appreciation (depreciation)	466,405	4,848,010	68,283,041	(17,051,471)	4,301,023
Net realized and unrealized gain (loss)	1,030,148	7,101,509	123,647,826	(13,283,933)	7,983,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,099,456	$7,106,364	$120,857,826	$(13,874,011)	$7,944,551

(a)	Inception date of the Fund was May 13, 2026.
The accompanying notes are an integral part of these financial statements.

50

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Roundhill Memory ETF(a)	Roundhill Robotaxi, Autonomous Vehicles & Technology ETF(b)	Roundhill Russell 2000 0DTE Covered Call Strategy ETF	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 No Dividend Target ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$19,917,884	$1,000	$55,195	$120,882	$—
Dividend income from affiliated securities	—	—	197,176	446,427	—
Less: dividend withholding taxes	(1,261,096)	(29)	—	—	—
Less: issuance fees	—	(850)	—	—	—
Interest income	11,104,251	—	—	—	—
Securities lending income	—	—	262	220	—
Total investment income	29,761,039	121	252,633	567,529	—
EXPENSES:
Investment advisory fee	15,139,685	4,149	758,318	1,566,257	39,761
Total expenses	15,139,685	4,149	758,318	1,566,257	39,761
Fee waiver from Adviser	—	—	—	—	(26,605)
Net expenses	15,139,685	4,149	758,318	1,566,257	13,156
Net investment income/(loss)	14,621,354	(4,028)	(505,685)	(998,728)	(13,156)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	704,436,580	(16,227)	4,136,818	7,986,488	4,390,222
Investments in affiliated securities	—	—	(309)	(485)	—
Written options expired or closed	—	—	(2,847,062)	(1,985,454)	—
Swap contracts	(112,171,448)	—	—	—	—
Foreign currency transactions	3,946,604	(257)	—	—	—
Net realized gain (loss)	596,211,736	(16,484)	1,289,447	6,000,549	4,390,222
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	3,358,802,028	(47,848)	27,699,413	18,149,416	739,514
Investments in affiliated securities	—	—	(5,654)	(12,789)	—
Swap contracts	1,951,478,373	—	—	—	—
Foreign currency translation	(2,459,610)	(57)	—	—	—
Net change in unrealized appreciation (depreciation)	5,307,820,791	(47,905)	27,693,759	18,136,627	739,514
Net realized and unrealized gain (loss)	5,904,032,527	(64,389)	28,983,206	24,137,176	5,129,736
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,918,653,881	$(68,417)	$28,477,521	$23,138,448	$5,116,580

(a)	Inception date of the Fund was April 1, 2026.
(b)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

51

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Roundhill S&P 500 Target 10 Managed Distribution ETF(a)	Roundhill S&P 500 Target 20 Managed Distribution ETF	Roundhill Space & Technology ETF(b)	Roundhill Ultra Short Duration No Dividend Target ETF(c)	Roundhill Uranium ETF
INVESTMENT INCOME:
Dividend income	$—	$85,953	$44,942	$2,460	$3,209
Less: dividend withholding taxes	—	—	(4,906)	—	—
Interest income	—	—	—	—	49,077
Total investment income	—	85,953	40,036	2,460	52,286
EXPENSES:
Investment advisory fee	2,461	300,759	100,420	182,600	14,138
Interest expense	—	—	—	537	—
Total expenses	2,461	300,759	100,420	183,137	14,138
Fee waiver from Adviser	—	—	—	(46,844)	—
Net expenses	2,461	300,759	100,420	136,293	14,138
Net investment income/(loss)	(2,461)	(214,806)	(60,384)	(133,833)	38,148
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,886	6,439,810	(2,087,880)	3,498,150	490,556
Written options expired or closed	—	—	—	(368)	—
Swap contracts	—	—	—	—	(128,045)
Foreign currency transactions	—	—	(954)	—	(46)
Net realized gain (loss)	1,886	6,439,810	(2,088,834)	3,497,782	362,465
Net change in unrealized appreciation (depreciation) on:
Investments	148,703	5,683,942	(10,058,128)	191,234	(149,765)
Written options	—	—	—	5,068	—
Swap contracts	—	—	—	—	(750,218)
Foreign currency translation	—	—	(109)	—	—
Net change in unrealized appreciation (depreciation)	148,703	5,683,942	(10,058,237)	196,302	(899,983)
Net realized and unrealized gain (loss)	150,589	12,123,752	(12,147,071)	3,694,084	(537,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,128	$11,908,946	$(12,207,455)	$3,560,251	$(499,370)

(a)	Inception date of the Fund was February 17, 2026.
(b)	Inception date of the Fund was March 4, 2026.
(c)	Inception date of the Fund was March 17, 2026.
The accompanying notes are an integral part of these financial statements.

52

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

Roundhill Weekly T-Bill ETF
INVESTMENT INCOME:
Dividend income	$5,179
Interest income	2,866,717
Securities lending income	626
Total investment income	2,872,522
EXPENSES:
Investment advisory fee	148,914
Total expenses	148,914
Net investment income	2,723,608
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	111
Net realized gain (loss)	111
Net change in unrealized appreciation (depreciation) on:
Investments	83
Net change in unrealized appreciation (depreciation)	83
Net realized and unrealized gain (loss)	194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,723,802

The accompanying notes are an integral part of these financial statements.

53

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Roundhill Bitcoin Covered Call Strategy ETF		Roundhill China Magnificent Seven ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$2,401,823	$7,110,775	$206,361	$774,996
Net realized gain (loss)	(52,118,128)	(38,733,639)	(304,554)	(4,331,496)
Net change in unrealized appreciation (depreciation)	(7,604,024)	6,112,019	(4,807,528)	10,956,047
Net increase (decrease) in net assets from operations	(57,320,329)	(25,510,845)	(4,905,721)	7,399,547
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(31,262,380)	(28,652,228)	—	(789,961)
From return of capital	—	(82,216,744)	—	—
Total distributions to shareholders	(31,262,380)	(110,868,972)	—	(789,961)
CAPITAL TRANSACTIONS:
Creations	15,338,635	896,701,097	—	5,813,265
Redemptions	(19,491,205)	(628,719,564)	(2,261,124)	(42,120,135)
Net increase (decrease) in net assets from capital transactions	(4,152,570)	267,981,533	(2,261,124)	(36,306,870)
Net increase (decrease) in net assets	(92,735,279)	131,601,716	(7,166,845)	(29,697,284)
NET ASSETS:
Beginning of the period	213,965,347	82,363,631	19,232,665	48,929,949
End of the period	$121,230,068	$213,965,347	$12,065,820	$19,232,665
SHARES TRANSACTIONS
Creations	650,000	22,390,000	—	210,000
Redemptions	(860,000)	(16,530,000)	(100,000)	(1,700,000)
Total increase (decrease) in shares outstanding	(210,000)	5,860,000	(100,000)	(1,490,000)

The accompanying notes are an integral part of these financial statements.

54

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Daily 2X Long Magnificent Seven ETF		Roundhill Ether Covered Call Strategy ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$429,269	$1,766,884	$1,041,150	$2,077,639
Net realized gain (loss)	12,836,176	8,699,120	(28,669,665)	(38,350,171)
Net change in unrealized appreciation (depreciation)	(18,471,578)	16,114,752	(12,609,668)	8,825,114
Net increase (decrease) in net assets from operations	(5,206,133)	26,580,756	(40,238,183)	(27,447,418)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,510,383)	(21,809,315)	(2,077,639)
From return of capital	—	—	—	(43,697,754)
Total distributions to shareholders	—	(1,510,383)	(21,809,315)	(45,775,393)
CAPITAL TRANSACTIONS:
Creations	26,637,035	129,868,702	8,800,407	183,704,097
Redemptions	(47,231,403)	(138,588,987)	(3,006,400)	(13,278,899)
ETF transaction fees	36,935	124,045	—	—
Net increase (decrease) in net assets from capital transactions	(20,557,433)	(8,596,240)	5,794,007	170,425,198
Net increase (decrease) in net assets	(25,763,566)	16,474,133	(56,253,491)	97,202,387
NET ASSETS:
Beginning of the period	73,630,577	57,156,444	108,746,358	11,543,971
End of the period	$47,867,011	$73,630,577	$52,492,867	$108,746,358
SHARES TRANSACTIONS
Creations	480,000	2,960,000	720,000	6,510,000
Redemptions	(830,000)	(2,930,000)	(260,000)	(580,000)
Total increase (decrease) in shares outstanding	(350,000)	30,000	460,000	5,930,000

The accompanying notes are an integral part of these financial statements.

55

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill GLP-1 & Weight Loss ETF		Roundhill HALO ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$384,512	$488,354	$69,308
Net realized gain (loss)	(4,856,804)	5,203,596	563,743
Net change in unrealized appreciation (depreciation)	861,893	7,206,521	466,405
Net increase (decrease) in net assets from operations	(3,610,399)	12,898,471	1,099,456
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(532,888)	—
Total distributions to shareholders	—	(532,888)	—
CAPITAL TRANSACTIONS:
Creations	18,819,275	9,805,733	49,599,793
Redemptions	(5,467,032)	(17,639,406)	(9,265,572)
ETF transaction fees	8,029	6,863	—
Net increase (decrease) in net assets from capital transactions	13,360,272	(7,826,810)	40,334,221
Net increase (decrease) in net assets	9,749,873	4,538,773	41,433,677
NET ASSETS:
Beginning of the period	44,329,027	39,790,254	—
End of the period	$54,078,900	$44,329,027	$41,433,677
SHARES TRANSACTIONS
Creations	550,000	360,000	1,970,000
Redemptions	(180,000)	(690,000)	(360,000)
Total increase (decrease) in shares outstanding	370,000	(330,000)	1,610,000

(a)	Inception date of the Fund was May 13, 2026.
The accompanying notes are an integral part of these financial statements.

56

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Humanoid Robotics ETF		Roundhill Innovation-100 0DTE Covered Call Strategy ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$4,855	$(21,749)	$(2,790,000)	$(4,760,808)
Net realized gain (loss)	2,253,499	1,005,570	55,364,785	124,107,811
Net change in unrealized appreciation (depreciation)	4,848,010	1,793,265	68,283,041	37,950,620
Net increase (decrease) in net assets from operations	7,106,364	2,777,086	120,857,826	157,297,623
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(243,629)	(118,998,830)	(157,283,236)
From return of capital	—	—	—	(214,781,397)
Total distributions to shareholders	—	(243,629)	(118,998,830)	(372,064,633)
CAPITAL TRANSACTIONS:
Creations	57,967,697	47,965,073	156,243,443	639,185,994
Redemptions	(15,783,648)	(16,875,968)	(143,959,865)	(171,822,371)
ETF transaction fees	26,553	31,187	—	—
Net increase (decrease) in net assets from capital transactions	42,210,602	31,120,292	12,283,578	467,363,623
Net increase (decrease) in net assets	49,316,966	33,653,749	14,142,574	252,596,613
NET ASSETS:
Beginning of the period	33,653,749	—	918,315,934	665,719,321
End of the period	$82,970,715	$33,653,749	$932,458,508	$918,315,934
SHARES TRANSACTIONS
Creations	1,700,000	1,700,000	5,080,000	18,040,000
Redemptions	(450,000)	(570,000)	(4,860,000)	(4,890,000)
Total increase (decrease) in shares outstanding	1,250,000	1,130,000	220,000	13,150,000

(a)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

57

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Magnificent Seven Covered Call ETF		Roundhill Meme Stock ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(590,078)	$2,872,659	$(39,301)	$(24,334)
Net realized gain (loss)	3,767,538	(6,703,443)	3,682,829	(11,409,115)
Net change in unrealized appreciation (depreciation)	(17,051,471)	12,851,602	4,301,023	(1,366,653)
Net increase (decrease) in net assets from operations	(13,874,011)	9,020,818	7,944,551	(12,800,102)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(26,750,037)	(6,818,539)	—	—
From return of capital	—	(13,471,012)	—	—
Total distributions to shareholders	(26,750,037)	(20,289,551)	—	—
CAPITAL TRANSACTIONS:
Creations	51,513,504	248,820,988	20,236,793	52,113,340
Redemptions	(111,319,848)	(6,217,051)	(22,692,863)	(20,430,825)
ETF transaction fees	389	1,255	—	344
Net increase (decrease) in net assets from capital transactions	(59,805,955)	242,605,192	(2,456,070)	31,682,859
Net increase (decrease) in net assets	(100,430,003)	231,336,459	5,488,481	18,882,757
NET ASSETS:
Beginning of the period	231,336,459	—	18,882,757	—
End of the period	$130,906,456	$231,336,459	$24,371,238	$18,882,757
SHARES TRANSACTIONS
Creations	1,090,000	4,460,000	2,225,000	5,900,000
Redemptions	(2,350,000)	(110,000)	(2,750,000)	(2,850,000)
Total increase (decrease) in shares outstanding	(1,260,000)	4,350,000	(525,000)	3,050,000

(a)	Inception date of the Fund was April 22, 2025.
(b)	Inception date of the Fund was October 7, 2025.
The accompanying notes are an integral part of these financial statements.

58

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Memory ETF	Roundhill Robotaxi, Autonomous Vehicles & Technology ETF	Roundhill Russell 2000 0DTE Covered Call Strategy ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(b) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$14,621,354	$(4,028)	$(505,685)	$(870,851)
Net realized gain (loss)	596,211,736	(16,484)	1,289,447	4,537,409
Net change in unrealized appreciation (depreciation)	5,307,820,791	(47,905)	27,693,759	6,101,017
Net increase (decrease) in net assets from operations	5,918,653,881	(68,417)	28,477,521	9,767,575
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(27,292,036)	(10,195,841)
From return of capital	—	—	—	(56,369,032)
Total distributions to shareholders	—	—	(27,292,036)	(66,564,873)
CAPITAL TRANSACTIONS:
Creations	21,709,016,737	3,858,616	18,966,591	94,563,146
Redemptions	(1,537,998,660)	—	(10,009,552)	(48,494,451)
ETF transaction fees	30,667,231	—	—	—
Net increase (decrease) in net assets from capital transactions	20,201,685,308	3,858,616	8,957,039	46,068,695
Net increase (decrease) in net assets	26,120,339,189	3,790,199	10,142,524	(10,728,603)
NET ASSETS:
Beginning of the period	—	—	161,599,245	172,327,848
End of the period	$26,120,339,189	$3,790,199	$171,741,769	$161,599,245
SHARES TRANSACTIONS
Creations	383,610,000	160,000	650,000	2,730,000
Redemptions	(22,720,000)	—	(350,000)	(1,390,000)
Total increase (decrease) in shares outstanding	360,890,000	160,000	300,000	1,340,000

(a)	Inception date of the Fund was April 1, 2026.
(b)	Inception date of the Fund was January 13, 2026.
The accompanying notes are an integral part of these financial statements.

59

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill S&P 500 0DTE Covered Call Strategy ETF		Roundhill S&P 500 No Dividend Target ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(998,728)	$(2,250,927)	$(13,156)	$(4,049)
Net realized gain (loss)	6,000,549	49,239,496	4,390,222	951,061
Net change in unrealized appreciation (depreciation)	18,136,627	(2,279,743)	739,514	194,845
Net increase (decrease) in net assets from operations	23,138,448	44,708,826	5,116,580	1,141,857
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(31,456,708)	(44,700,888)	—	—
From return of capital	—	(91,707,329)	—	—
Total distributions to shareholders	(31,456,708)	(136,408,217)	—	—
CAPITAL TRANSACTIONS:
Creations	100,529,377	333,911,384	138,370,006	64,081,693
Redemptions	(142,143,122)	(167,142,683)	(110,235,352)	(38,958,265)
ETF transaction fees	—	—	73,108	24,516
Net increase (decrease) in net assets from capital transactions	(41,613,745)	166,768,701	28,207,762	25,147,944
Net increase (decrease) in net assets	(49,932,005)	75,069,310	33,324,342	26,289,801
NET ASSETS:
Beginning of the period	374,689,976	299,620,666	26,289,801	—
End of the period	$324,757,971	$374,689,976	$59,614,143	$26,289,801
SHARES TRANSACTIONS
Creations	2,520,000	7,260,000	4,690,000	2,380,000
Redemptions	(3,650,000)	(3,790,000)	(3,680,000)	(1,430,000)
Total increase (decrease) in shares outstanding	(1,130,000)	3,470,000	1,010,000	950,000

(a)	Inception date of the Fund was July 9, 2025.
The accompanying notes are an integral part of these financial statements.

60

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill S&P 500 Target 10 Managed Distribution ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF		Roundhill Space & Technology ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(2,461)	$(214,806)	$(175,894)	$(60,384)
Net realized gain (loss)	1,886	6,439,810	692,947	(2,088,834)
Net change in unrealized appreciation (depreciation)	148,703	5,683,942	6,091,132	(10,058,237)
Net increase (decrease) in net assets from operations	148,128	11,908,946	6,608,185	(12,207,455)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(50,610)	(13,097,259)	—	—
From return of capital	—	—	(8,213,524)	—
Total distributions to shareholders	(50,610)	(13,097,259)	(8,213,524)	—
CAPITAL TRANSACTIONS:
Creations	1,510,051	116,417,522	79,786,949	103,788,909
Redemptions	—	(37,051,867)	(7,861,725)	(16,679,732)
ETF transaction fees	—	—	—	1,870
Net increase (decrease) in net assets from capital transactions	1,510,051	79,365,655	71,925,224	87,111,047
Net increase (decrease) in net assets	1,607,569	78,177,342	70,319,885	74,903,592
NET ASSETS:
Beginning of the period	—	77,180,305	6,860,420	—
End of the period	$1,607,569	$155,357,647	$77,180,305	$74,903,592
SHARES TRANSACTIONS
Creations	30,000	2,180,000	1,460,000	2,840,000
Redemptions	—	(700,000)	(150,000)	(520,000)
Total increase (decrease) in shares outstanding	30,000	1,480,000	1,310,000	2,320,000

(a)	Inception date of the Fund was February 17, 2026.
(b)	Inception date of the Fund was March 4, 2026.
The accompanying notes are an integral part of these financial statements.

61

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Ultra Short Duration No Dividend Target ETF	Roundhill Uranium ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(133,833)	$38,148	$23,595
Net realized gain (loss)	3,497,782	362,465	10,155
Net change in unrealized appreciation (depreciation)	196,302	(899,983)	404,349
Net increase (decrease) in net assets from operations	3,560,251	(499,370)	438,099
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(39,566)
Total distributions to shareholders	—	—	(39,566)
CAPITAL TRANSACTIONS:
Creations	673,040,191	4,362,033	2,900,156
Redemptions	(401,740,078)	(2,145,276)	(620,712)
ETF transaction fees	336,026	706	980
Net increase (decrease) in net assets from capital transactions	271,636,139	2,217,463	2,280,424
Net increase (decrease) in net assets	275,196,390	1,718,093	2,678,957
NET ASSETS:
Beginning of the period	—	2,678,957	—
End of the period	$275,196,390	$4,397,050	$2,678,957
SHARES TRANSACTIONS
Creations	6,770,000	140,000	110,000
Redemptions	(4,020,000)	(70,000)	(20,000)
Total increase (decrease) in shares outstanding	2,750,000	70,000	90,000

(a)	Inception date of the Fund was March 17, 2026.
(b)	Inception date of the Fund was January 28, 2025.
The accompanying notes are an integral part of these financial statements.

62

ROUNDHILL ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Weekly T-Bill ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$2,723,608	$3,326,763
Net realized gain (loss)	111	(171)
Net change in unrealized appreciation (depreciation)	83	—
Net increase (decrease) in net assets from operations	2,723,802	3,326,592
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,746,971)	(3,333,637)
Total distributions to shareholders	(2,746,971)	(3,333,637)
CAPITAL TRANSACTIONS:
Creations	34,010,055	283,100,368
Redemptions	(3,000,572)	(142,079,577)
ETF transaction fees	—	49
Net increase (decrease) in net assets from capital transactions	31,009,483	141,020,840
Net increase (decrease) in net assets	30,986,314	141,013,795
NET ASSETS:
Beginning of the period	141,013,795	—
End of the period	$172,000,109	$141,013,795
SHARES TRANSACTIONS
Shares sold	340,000	2,830,000
Shares redeemed	(30,000)	(1,420,000)
Total increase (decrease) in shares outstanding	310,000	1,410,000

(a)	Inception date of the Fund was March 5, 2025.
The accompanying notes are an integral part of these financial statements.

63

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.42	$49.32	$50.17
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	1.36	1.71
Net realized and unrealized gain (loss) on investments(c)	(7.97)	(0.63)	19.47
Total from investment operations	(7.65)	0.73	21.18
LESS DISTRIBUTIONS FROM:
Net investment income	(4.21)	(5.59)	(22.15)
Return of capital	—	(16.04)	—
Total distributions	(4.21)	(21.63)	(22.15)
ETF transaction fees per share	—	—	0.12
Net asset value, end of period	$16.56	$28.42	$49.32
Total return(d)	−29.71%	−3.45%	52.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$121,230	$213,965	$82,364
Ratio of expenses to average net assets(e)	0.95%	0.95%	0.95%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	—%	—%	0.00%(g)
Ratio of net investment income (loss) to average net assets(e)	2.92%	3.26%	3.74%
Portfolio turnover rate(d)(f)	—%	—%	—%

(a)	Inception date of the Fund was January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

64

ROUNDHILL CHINA MAGNIFICENT SEVEN ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.74	$21.27	$25.30
INVESTMENT OPERATIONS:
Net investment income(b)	0.28	0.63	0.18
Net realized and unrealized gain (loss) on investments(c)	(7.03)	2.82	(3.99)
Total from investment operations	(6.75)	3.45	(3.81)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.98)	(0.22)
Total distributions	—	(0.98)	(0.22)
Net asset value, end of period	$16.99	$23.74	$21.27
Total return(d)	−28.43%	16.16%	−15.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,066	$19,233	$48,930
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	2.70%	2.47%	3.30%
Portfolio turnover rate(d)(g)	31%	116%	13%

(a)	Inception date of the Fund was October 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

65

ROUNDHILL DAILY 2X LONG MAGNIFICENT SEVEN ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$57.08	$45.36	$24.99
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	1.17	1.10
Net realized and unrealized gain (loss) on investments(c)	(6.54)	11.64	19.48
Total from investment operations	(6.19)	12.81	20.58
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.84)	(0.39)
Net realized gains	—	(0.33)	(0.01)
Total distributions	—	(1.17)	(0.40)
ETF transaction fees per share	0.03	0.08	0.19
Net asset value, end of period	$50.92	$57.08	$45.36
Total return(d)	−10.78%	28.38%	83.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$47,867	$73,631	$57,156
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	0.98%	0.95%	0.95%
After expense waiver/recoupment(e)(f)	0.94%	0.94%	0.95%
Ratio of tax expenses to average net assets(e)(f)	0.03%	0.00%(g)	—%
Ratio of expenses to average net assets excluding tax expense(e)(f)	0.91%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets(e)(f)	1.31%	2.61%	3.51%
Portfolio turnover rate(d)(h)	—%	—%	—%

(a)	Inception date of the Fund was February 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

66

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$17.65	$50.19	$49.49
INVESTMENT OPERATIONS:
Net investment income(b)	0.17	0.77	0.54
Net realized and unrealized gain (loss) on investments(c)	(6.37)	(14.20)	10.55
Total from investment operations	(6.20)	(13.43)	11.09
LESS DISTRIBUTIONS FROM:
Net investment income	(3.52)	(0.87)	(9.89)
Return of capital	—	(18.24)	(0.50)
Total distributions	(3.52)	(19.11)	(10.39)
Net asset value, end of period	$7.93	$17.65	$50.19
Total return(d)	−39.98%	−30.73%	23.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,493	$108,746	$11,544
Ratio of expenses to average net assets(e)	0.95%	0.95%	0.96%
Ratio of dividends, interest and borrowing expense to average net assets(e)	—%	—%	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	2.81%	3.25%	3.23%
Portfolio turnover rate(d)(f)	—%	1,987%	—%

(a)	Inception date of the Fund was September 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

67

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$34.10	$24.41	$25.25
INVESTMENT OPERATIONS:
Net investment income(b)	0.24	0.35	0.05
Net realized and unrealized gain (loss) on investments(c)	(1.96)	9.75	(0.85)
Total from investment operations	(1.72)	10.10	(0.80)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.41)	(0.04)
Return of capital	—	—	(0.01)
Total distributions	—	(0.41)	(0.05)
ETF transaction fees per share	0.00(d)	0.00(d)	0.01
Net asset value, end of period	$32.38	$34.10	$24.41
Total return(e)	−5.03%	41.36%	−3.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$54,079	$44,329	$39,790
Ratio of expenses to average net assets(f)	0.59%	0.59%	0.59%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	1.47%	1.32%	0.32%
Portfolio turnover rate(e)(h)	37%	66%	37%

(a)	Inception date of the Fund was May 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

68

ROUNDHILL HALO ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.87
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	0.80
Total from investment operations	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	—
Net asset value, end of period	$25.74
Total return(d)	3.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,434
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income (loss) to average net assets(e)	2.04%
Portfolio turnover rate(d)(f)	43%

(a)	Inception date of the Fund was May 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

69

ROUNDHILL HUMANOID ROBOTICS ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.78	$24.97
INVESTMENT OPERATIONS:
Net investment loss(b)	0.00(c)	(0.03)
Net realized and unrealized gain (loss) on investments(d)	5.07	5.01
Total from investment operations	5.07	4.98
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)
Net realized gains	—	(0.09)
Total distributions	—	(0.21)
ETF transaction fees per share	0.01	0.04
Net asset value, end of period	$34.86	$29.78
Total return(e)	17.06%	20.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$82,971	$33,654
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	0.02%	(0.20)%
Portfolio turnover rate(e)(h)	61%	59%

(a)	Inception date of the Fund was June 25, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

70

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.83	$40.01	$45.72
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments(c)	4.48	6.29	7.31
Total from investment operations	4.38	6.08	7.13
LESS DISTRIBUTIONS FROM:
Net investment income	(4.14)	(6.45)	(6.61)
Return of capital	—	(8.81)	(6.23)
Total distributions	(4.14)	(15.26)	(12.84)
Net asset value, end of period	$31.07	$30.83	$40.01
Total return(d)	15.61%	19.49%	17.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$932,459	$918,316	$665,719
Ratio of expenses to average net assets(e)(f)	0.95%	0.95%	0.96%
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	0.00%(g)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.65)%	(0.58)%	(0.52)%
Portfolio turnover rate(d)(h)	—%	41%	12%

(a)	Inception date of the Fund was March 6, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

71

ROUNDHILL MAGNIFICENT SEVEN COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$53.18	$51.32
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.16)	1.90
Net realized and unrealized gain (loss) on investments(c)	(3.47)	12.43
Total from investment operations	(3.63)	14.33
LESS DISTRIBUTIONS FROM:
Net investment income	(7.19)	(4.19)
Return of capital	—	(8.28)
Total distributions	(7.19)	(12.47)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$42.36	$53.18
Total return(e)	−7.31%	29.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$130,906	$231,336
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)(g)	0.99%	0.99%
After expense waiver/recoupment(f)(g)	0.70%	0.70%
Ratio of dividends, interest and borrowing expense to average net assets(f)(g)	—%	0.00%(h)
Ratio of net investment income (loss) to average net assets(f)(g)	(0.68)%	4.98%
Portfolio turnover rate(e)(i)	3%	20%

(a)	Inception date of the Fund was April 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

72

ROUNDHILL MEME STOCK ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$6.19	$9.91
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	3.48	(3.71)
Total from investment operations	3.46	(3.72)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$9.65	$6.19
Total return(e)	55.90%	−37.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,371	$18,883
Ratio of expenses to average net assets(f)	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(f)	(0.40)%	(0.51)%
Portfolio turnover rate(e)(g)	684%	391%

(a)	Inception date of the Fund was October 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

73

ROUNDHILL MEMORY ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$28.24
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	43.86
Total from investment operations	43.95
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.19
Net asset value, end of period	$72.38
Total return(d)	156.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,120,339
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.61%
Portfolio turnover rate(d)(f)	13%

(a)	Inception date of the Fund was April 1, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

ROUNDHILL ROBOTAXI, AUTONOMOUS VEHICLES & TECHNOLOGY ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.96
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized gain (loss) on investments(c)	(1.21)
Total from investment operations	(1.27)
LESS DISTRIBUTIONS FROM:
Net investment income	—
Net asset value, end of period	$23.69
Total return(d)	−5.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,790
Ratio of expenses to average net assets(e)	0.59%
Ratio of net investment income (loss) to average net assets(e)	(0.57)%
Portfolio turnover rate(d)(f)	35%

(a)	Inception date of the Fund was January 13, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

75

ROUNDHILL RUSSELL 2000 0DTE COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.33	$41.33	$41.96
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.20)	(0.07)
Net realized and unrealized gain (loss) on investments(c)	5.23	2.93	3.86
Total from investment operations	5.14	2.73	3.79
LESS DISTRIBUTIONS FROM:
Net investment income	(4.91)	(2.26)	(0.09)
Return of capital	—	(12.47)	(4.33)
Total distributions	(4.91)	(14.73)	(4.42)
Net asset value, end of period	$29.56	$29.33	$41.33
Total return(d)	19.42%	9.50%	8.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$171,742	$161,599	$172,328
Ratio of expenses to average net assets(e)(f)	0.95%	0.95%	0.97%
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	0.00%(g)	0.02%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.63)%	(0.57)%	(0.51)%
Portfolio turnover rate(d)(h)	1%	74%	—%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

76

ROUNDHILL S&P 500 0DTE COVERED CALL STRATEGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$39.67	$50.15	$51.81
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)	(0.26)	(0.23)
Net realized and unrealized gain (loss) on investments(c)	3.22	5.32	8.78
Total from investment operations	3.10	5.06	8.55
LESS DISTRIBUTIONS FROM:
Net investment income	(3.71)	(5.09)	(4.98)
Return of capital	—	(10.45)	(5.23)
Total distributions	(3.71)	(15.54)	(10.21)
Net asset value, end of period	$39.06	$39.67	$50.15
Total return(d)	8.30%	12.74%	17.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$324,758	$374,690	$299,621
Ratio of expenses to average net assets(e)(f)	0.95%	0.95%	0.96%
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	0.00%(g)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)(f)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.61)%	(0.58)%	(0.53)%
Portfolio turnover rate(d)(h)	25%	54%	2%

(a)	Inception date of the Fund was March 6, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

ROUNDHILL S&P 500 NO DIVIDEND TARGET ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.67	$25.15
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	2.71	2.48
Total from investment operations	2.70	2.47
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.05	0.05
Net asset value, end of period	$30.42	$27.67
Total return(d)	9.91%	10.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,614	$26,290
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	0.19%	0.19%
After expense waiver/recoupment(e)(f)	0.06%	0.07%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.06)%	(0.07)%
Portfolio turnover rate(d)(g)	306%	62%

(a)	Inception date of the Fund was July 9, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

ROUNDHILL S&P 500 TARGET 10 MANAGED DISTRIBUTION ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	4.76
Total from investment operations	4.67
LESS DISTRIBUTIONS FROM:
Net investment income	(1.69)
Total distributions	(1.69)
Net asset value, end of period	$53.59
Total return(d)	9.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,608
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	(0.49)%
Portfolio turnover rate(d)(f)	3%

(a)	Inception date of the Fund was February 17, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

79

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$53.97	$57.17	$58.34
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.25)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	4.91	8.48	0.80
Total from investment operations	4.82	8.23	0.77
LESS DISTRIBUTIONS FROM:
Net investment income	(5.40)	—	—
Return of capital	—	(11.43)	(1.94)
Total distributions	(5.40)	(11.43)	(1.94)
Net asset value, end of period	$53.39	$53.97	$57.17
Total return(d)	9.61%	16.71%	1.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,358	$77,180	$6,860
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of dividends, interest and borrowing expense to average net assets(e)	—%	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	(0.35)%	(0.46)%	(0.34)%
Portfolio turnover rate(d)(g)	6%	1%	—%

(a)	Inception date of the Fund was October 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

ROUNDHILL SPACE & TECHNOLOGY ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	6.73
Total from investment operations	6.68
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$32.29
Total return(e)	26.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$74,904
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.45)%
Portfolio turnover rate(e)(g)	39%

(a)	Inception date of the Fund was March 4, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

ROUNDHILL ULTRA SHORT DURATION NO DIVIDEND TARGET ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$98.88
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	1.13
Total from investment operations	1.09
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.10
Net asset value, end of period	$100.07
Total return(d)	1.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$275,196
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.20%
After expense waiver/recoupment(e)	0.15%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	(0.14)%
Portfolio turnover rate(d)(g)	—%

(a)	Inception date of the Fund was March 17, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

ROUNDHILL URANIUM ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.77	$25.40
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.39
Net realized and unrealized gain (loss) on investments(c)	(2.60)	4.40
Total from investment operations	(2.30)	4.79
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.26)
Net realized gains	—	(0.18)
Total distributions	—	(0.44)
ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$27.48	$29.77
Total return(d)	−7.68%	18.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,397	$2,679
Ratio of expenses to average net assets(e)(f)	0.75%	0.76%
Ratio of tax expenses to average net assets(e)(f)	—%	0.01%
Ratio of expenses to average net assets excluding tax expense(e)(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)(f)	2.02%	1.58%
Portfolio turnover rate(d)(g)	3%	35%

(a)	Inception date of the Fund was January 28, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

ROUNDHILL WEEKLY T-BILL ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.01	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.72	3.26
Net realized and unrealized gain (loss) on investments(c)	—	0.02
Total from investment operations	1.72	3.28
LESS DISTRIBUTIONS FROM:
Net investment income	(1.73)	(3.27)
Total distributions	(1.73)	(3.27)
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$100.00	$100.01
Total return(e)	1.74%	3.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$172,000	$141,014
Ratio of expenses to average net assets(f)	0.19%	0.19%
Ratio of net investment income (loss) to average net assets(f)	3.48%	3.96%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was March 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)
1. ORGANIZATION
The Roundhill ETFs are a series of Roundhill ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on May 2, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Roundhill ETFs consist of 45 active series, 21 of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Roundhill Bitcoin Covered Call Strategy ETF	YBTC	Non-diversified	January 17, 2024
Roundhill China Magnificent Seven ETF	MAGC	Non-diversified	October 2, 2024
Roundhill Daily 2X Long Magnificent Seven ETF	MAGX	Non-diversified	February 28, 2024
Roundhill Ether Covered Call Strategy ETF	YETH	Non-diversified	September 3, 2024
Roundhill GLP-1 & Weight Loss ETF	OZEM	Non-diversified	May 20, 2024
Roundhill HALO ETF	LOHA	Non-diversified	May 13, 2026
Roundhill Humanoid Robotics ETF	HUMN	Non-diversified	June 25, 2025
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	QDTE	Non-diversified	March 6, 2024
Roundhill Magnificent Seven Covered Call Strategy ETF	MAGY	Non-diversified	April 22, 2025
Roundhill Meme Stock ETF	MEME	Non-diversified	October 7, 2025
Roundhill Memory ETF	DRAM	Non-diversified	April 1, 2026
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF	CABZ	Non-diversified	January 13, 2026
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	RDTE	Non-diversified	September 9, 2024
Roundhill S&P 500 0DTE Covered Call Strategy ETF	XDTE	Non-diversified	March 6, 2024
Roundhill S&P 500 No Dividend Target ETF	XDIV	Non-diversified	July 9, 2025
Roundhill S&P 500 Target 10 Managed Distribution ETF	TPAY	Non-diversified	February 17, 2026
Roundhill S&P 500 Target 20 Managed Distribution ETF	XPAY	Non-diversified	October 30, 2024
Roundhill Space & Technology ETF	MARS	Non-diversified	March 4, 2026
Roundhill Ultra Short Duration No Dividend Target ETF	XBOX	Non-diversified	March 17, 2026
Roundhill Uranium ETF	UX	Non-diversified	January 28, 2025
Roundhill Weekly T-Bill ETF	WEEK	Non-diversified	March 5, 2025

Each Fund seeks to achieve its following investment objectives:
YBTC is an actively-managed exchange-traded fund (“ETF”). YBTC’s investment objective is to provide current income with a secondary objective to provide exposure to the price return of one or more ETFs that provide exposure to bitcoin and whose shares trade on a U.S.-regulated securities exchange.
MAGC is an actively-managed ETF. MAGC’s investment objective is to provide capital appreciation and seeks to achieve its investment objective through exposure to a concentrated basket of seven of the largest and most innovative Chinese companies.
MAGX is an actively-managed ETF. MAGX’s investment objective is growth of capital. MAGX seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Roundhill Magnificent Seven ETF.
YETH is an actively-managed ETF. YETH’s primary investment objective is to provide current income with a secondary investment objective to provide exposure to the price return of one or more ETFs that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.
OZEM is an actively-managed ETF. OZEM’s investment objective is to provide capital appreciation by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss.

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LOHA is a passively-managed ETF. LOHA’s primary investment objective is to track the total return performance, before fees and expenses, of the Akros U.S. Heavy Assets Low Obsolescence (HALO) Index (the “Index”). The Index seeks to provide investment exposure to a selection of equity securities issued by U.S.-listed companies whose economic value is anchored to tangible physical assets, real-world operations, and brand and infrastructure moats.
HUMN is an actively managed fund. HUMN’s primary investment objective is to provide capital appreciation by investing in the equity securities of Humanoid Robotics Companies. Humanoid Robotics Companies are issuers that either manufacture humanoid robotics or develop, produce or supply critical hardware, software or other enabling technology essential to humanoid robots.
QDTE is an actively-managed ETF. QDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index.
MAGY is an actively managed ETF. MAGY’s primary investment objective is to provide current income with a secondary investment objective to provide exposure to the return of the Roundhill Magnificent Seven ETF. The Fund seeks to achieve its investment objective through investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation.
MEME is an actively managed fund. MEME’s primary investment objective is to provide capital appreciation by investing in the equity securities of meme stocks.
DRAM is an actively managed ETF. DRAM’s primary investment objective is to provide capital appreciation by investing in the equity securities of Memory Companies. The Fund will generally seek to invest primarily in the equity securities of Memory Companies, but may also seek exposure to Memory Companies through derivative instruments, such as swap agreements and forward contracts.
CABZ is an actively managed ETF. CABZ’s primary investment objective is to provide capital appreciation by investing in the equity securities of Robotaxi, Autonomous Vehicles and Technology Companies.
RDTE is an actively-managed ETF. RDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index.
XDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index.
XDIV is an actively managed ETF. XDIV’s primary investment objective is to provide the total return, before fees and expenses, of the S&P 500 Index while seeking to avoid making dividend or distribution payments. The Fund seeks to achieve its investment objective by investing in ETFs that seek to track the performance of the S&P 500 Index.
TPAY is an actively-managed ETF. TPAY’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of ten percent (10%) with a secondary investment objective to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
XPAY is an actively-managed ETF. XPAY’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of twenty percent (20%) with a secondary investment objective to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
MARS is an actively managed ETF. MARS’s primary investment objective is to provide capital appreciation by investing in the equity securities of Space and Technology Companies.
XBOX is an actively managed ETF. XBOX’s primary investment objective is to provide capital appreciation through multiple combinations of synthetic long and short exchange-listed options positions, each known as a box spread and collectively referred to as box spreads.

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UX is an actively managed fund. UX’s primary investment objective is to provide capital appreciation. The fund seeks to provide investors with exposure to changes in the price of physical uranium, in the form of Triuranium Octoxide.
WEEK is an actively managed fund. WEEK’s primary investment objective is to provide weekly distributions of current income through investments in U.S. Treasury Bills (“T-Bills”).
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc., are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of the each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

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Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments, Schedules of Written Options and Schedules of Total Return Swap Contracts for a summary of the valuations as of June 30, 2026 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

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or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statements of Operations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. YBTC, YETH, QDTE, MAGY, RDTE, XDTE and WEEK generally pay out dividends from net investment income, if any, at least weekly, and distribute their net capital gains, if any, to shareholders at least annually. TPAY and XPAY generally pay out dividends from net investment income, if any, at least monthly, and distributes its net capital gains, if any, to shareholders at least annually. MAGC, MAGX, OZEM, LOHA, HUMN, MEME, DRAM, CABZ, MARS, and UX, generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Adviser seeks to manage XDIV and XBOX so the Funds do not pay dividends or otherwise distribute any income to shareholders each year. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book to tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income

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tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At June 30, 2026, the tax periods since commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – MAGC, MAGX, DRAM, and UX, may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be made on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also take physical settlement of the underlying security when closing a swap agreement. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. These investments may incur interest expense as presented on the Statements of Operations.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. The amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.
MAGX has entered into total return swaps by investing in another ETF advised by the Adviser (“Affiliated Fund”). This investment technique provides the Fund with synthetic long investment exposure to the performance of the Affiliated Fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange, the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund’s purchase of shares of the Affiliated Fund with borrowed money. Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
QDTE, RDTE and XDTE currently seeks to achieve its investment objective by investing a portion of its assets in the Roundhill Weekly T-Bill ETF (the “Affiliated Fund”), a registered open-end management investment company. MAGY currently seeks to achieve its investment objective by investing a portion of its assets in the Roundhill Magnificent Seven ETF (the “Affiliated Fund”) and simultaneously sells out-of-the-money call options that utilize the Affiliated Fund, a registered open-end management investment company. The Funds may redeem its investments from

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the Affiliated Funds at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so. The performance of the Funds is directly affected by the performance of the Affiliated Funds. As of the end of the period, the percentage of net assets invested in the Affiliated Funds was as follows:

QDTE	5.2%
RDTE	6.1%
XDTE	7.5%
MAGY	99.5%

See the Schedules of Investments, Schedules of Written Options and Schedules of Total Return Swap Contracts for a summary of the Affiliated Funds as of June 30, 2026.
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2026.
MAGC

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(3,105,745)	$ —	$(3,105,745)	$ —	$ —	$(3,105,745)

MAGX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts*	$1,170,893	$ —	$1,170,893	$—	$ —	$1,170,893
Liabilities	Goldman Sachs	Total Return Swap Contracts*	$(1,151,948)	$—	$(1,151,948)	$1,151,948	$—	$—

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DRAM

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$1,060,874,770	$ —	$1,060,874,770	$—	$ —	$1,060,874,770
Assets	Goldman Sachs	Total Return Swap Contracts	$970,476,573	$—	$970,476,573	$(79,872,971)	$—	$890,603,602
Total Assets			$2,031,351,343	$—	$2,031,351,343	$(79,872,971)	$—	$1,951,478,372
Liabilities	Goldman Sachs	Total Return Swap Contracts	$(79,872,971)	$—	$(79,872,971)	$79,872,971	$—	$—

UX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(443,271)	$ —	$(443,271)	$ —	$ —	$(443,271)

*	Swap on affiliated ETF held in MAGX.
Over-collateralization of financial instruments or cash is not shown.
The average monthly notional amount of the swap contracts during the fiscal period ended June 30, 2026 was as follows:

Average Monthly Notional Amount of Swap Contracts*
MAGC	$11,134,848
MAGX	$113,251,402
DRAM	$2,655,427,870
UX	$3,143,468

*	Swap on affiliated ETF held in MAGX.

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The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
MAGC	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$—	$3,105,745
MAGX	Equity Risk Swap Contracts*	Unrealized appreciation/depreciation on swap contracts	1,170,893	1,151,948
DRAM	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	2,031,351,343	79,872,971
UX	Commodity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	443,271

*	Swap on affiliated ETF held in MAGX.
The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended June 30, 2026:

	Derivative	Statements of Operations	Realized (Losses)	Unrealized
MAGC	Equity Risk Swap Contracts	Swap Contracts	$(154,233)	$(3,703,037)
MAGX	Equity Risk Swap Contracts*	Swap Contracts	12,836,354	(18,007,072)
DRAM	Equity Risk Swap Contracts	Swap Contracts	(112,171,448)	1,951,478,373
UX	Commodity Risk Swap Contracts	Swap Contracts	(128,045)	(750,218)

*	Swap on affiliated ETF held in MAGX.
Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered and each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2026, the Funds’ option contracts are not subject to a master netting arrangement.

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The average monthly value outstanding of purchased and written options during the period ended June 30, 2026, were as follows:

	YBTC	YETH	QDTE	MAGY	RDTE
Purchased Options	$3,131,335	$3,886,765	$799,324,181	$—	$147,572,465
Written Options	(13,220,432)	(7,695,600)	—	(1,494,715)	—

	XDTE	TPAY	XPAY	XBOX
Purchased Options	$296,830,065	$1,283,442	$123,680,896	$339,157,903
Written Options	—	—	—	(532)

The following is a summary of the effect of options on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
YBTC	Purchased Options	$1,424,204	$—
	Written Options	—	9,371,981
YETH	Purchased Options	1,169,963	—
	Written Options	—	4,840,313
QDTE	Purchased Options	861,979,953	—
	Written Options	—	—
MAGY	Purchased Options	—	—
	Written Options	—	3,304,992
RDTE	Purchased Options	156,889,108	—
	Written Options	—	—
XDTE	Purchased Options	296,010,493	—
	Written Options	—	—
TPAY	Purchased Options	1,529,353	—
	Written Options	—	—
XPAY	Purchased Options	147,853,018	—
	Written Options	—	—
XBOX	Purchased Options	274,922,534	—
	Written Options	—	(492)

The following is a summary of the effect of options on the Funds’ Statements of Operations for the period ended June 30, 2026:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Derivative	Statements of Operations	Purchased Options	Written Options	Purchased Options	Written Options
YBTC	Commodity Risk Contracts	Investments/ Written options	$(12,769,417)	$(37,963,773)	$(11,204,345)	$(6,794,596)
YETH	Commodity Risk Contracts	Investments/ Written options	(13,788,944)	(13,476,214)	(11,552,486)	(9,722,602)
QDTE	Equity Risk Contracts	Investments/ Written options	82,312,711	(26,270,281)	146,155,653	—
MAGY	Equity Risk Contracts	Investments/ Written options	—	(3,000,752)	(1,741,175)	(3,957,608)
RDTE	Equity Risk Contracts	Investments/ Written options	4,271,151	(2,847,062)	191,234	—

94

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Derivative	Statements of Operations	Purchased Options	Written Options	Purchased Options	Written Options
XDTE	Equity Risk Contracts	Investments/ Written options	$8,264,607	$(1,985,454)	$—	$—
TPAY	Equity Risk Contracts	Investments/ Written options	1,894	—	—	—
XPAY	Equity Risk Contracts	Investments/ Written options	6,440,620	—	—	—
XBOX	Equity Risk Contracts	Investments/ Written options	3,513,972	(368)	—	5,068

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily on each Fund’s average daily net assets and paid monthly, at the following rates:

YBTC	0.95%
MAGC	0.59%
MAGX	0.95%
YETH	0.95%
OZEM	0.59%
LOHA	0.35%
HUMN	0.75%
QDTE	0.95%
MAGY	0.99%
MEME	0.69%
DRAM	0.65%
CABZ	0.59%
RDTE	0.95%
XDTE	0.95%
XDIV	0.19%
TPAY	0.49%
XPAY	0.49%
MARS	0.75%
XBOX	0.20%
UX	0.75%
WEEK	0.19%

95

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Fee Waiver Agreement – For MAGX, MAGY, XDIV and XBOX, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the total of the management fee and acquired fund fees and expenses, which are not a direct fund expense and therefore not shown on the Statements of Operations, from exceeding the following:

	%	Expiration
MAGX	0.95	May 1, 2027
MAGY	0.99	April 30, 2028
XDIV	0.07	May 1, 2027
XBOX	0.1449	February 18, 2027

The Adviser waived the following amounts during the period ended June 30, 2026:

	%	Amount
MAGX	0.04	$11,847
MAGY	0.29	252,183
XDIV	0.13	26,605
XBOX	0.05	46,844

Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees

96

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At June 30, 2026, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of MEME, XDIV and XPAY are listed and traded on the NYSE Arca, Inc. Shares of YBTC, MAGC, YETH, LOHA, HUMN, QDTE, MAGY, DRAM, CABZ, RDTE, XDTE, TPAY, MARS, XBOX, UX, and WEEK, are listed and traded on the Cboe BZX Exchange, Inc. Shares of MAGX and OZEM are listed and traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

97

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Period Ended June 30, 2026
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
YBTC	$31,262,380	$—	$—
MAGC	—	—	—
MAGX	—	—	—
YETH	21,809,315	—	—
OZEM	—	—	—
LOHA	—	—	—
HUMN	—	—	—
QDTE	118,998,830	—	—
MAGY	26,750,037	—	—
MEME	—	—	—
DRAM	—	—	—
CABZ	—	—	—
RDTE	27,292,036	—	—
XDTE	31,456,708	—	—
XDIV	—	—	—
TPAY	50,610	—	—
XPAY	13,097,259	—	—
MARS	—	—	—
XBOX	—	—	—
UX	—	—	—
WEEK	2,746,971	—	—

	Fiscal Year or Period Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
YBTC	$28,652,228	$—	$82,216,744
MAGC	789,961	—	—
MAGX	1,510,383	—	—
YETH	2,077,639	—	43,697,754
OZEM	532,888	—	—
HUMN	243,629	—	—
QDTE	157,283,236	—	214,781,397
MAGY	6,818,539	—	13,471,012
MEME	—	—	—
RDTE	10,195,841	—	56,369,032
XDTE	44,700,888	—	91,707,329

98

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

	Fiscal Year or Period Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
XDIV	$—	$—	$—
XPAY	—	—	8,213,524
UX	39,566	—	—
WEEK	3,333,637	—	—

(1)	Ordinary income includes short-term capital gains.
At December 31, 2025, the Funds’ fiscal year end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	YBTC	MAGC	MAGX	YETH	OZEM
Federal Tax Cost of Investments	$223,589,375	$23,126,744	$58,737,480	$100,541,853	$46,116,402
Gross Tax Unrealized Appreciation	$—	$1,234,045	$23,873,754	$8,197,826	$7,710,926
Gross Tax Unrealized Depreciation	—	(3,385,364)	(7,494,771)	—	(7,405,772)
Net Tax Unrealized Appreciation/ (Depreciation)	—	(2,151,319)	16,378,983	8,197,826	305,154
Undistributed Ordinary Income	—	41	696,518	—	1,229,260
Other Accumulated Gain (Loss)	(46,211,847)	(5,482,779)	(3,070,740)	(37,991,889)	(271,141)
Total Distributable Earnings/ (Accumulated Losses)	$(46,211,847)	$(7,634,057)	$14,004,761	(29,794,063)	$1,263,273

	HUMN	QDTE	MAGY	MEME	RDTE
Federal Tax Cost of Investments	$34,533,321	$922,371,495	$218,977,950	$23,302,369	$161,931,833
Gross Tax Unrealized Appreciation	$3,729,810	$14,387	$13,567,141	$427,090	$3,560
Gross Tax Unrealized Depreciation	(2,359,212)	—	(1,289,390)	(4,107,999)	—
Net Tax Unrealized Appreciation/ (Depreciation)	1,370,598	14,387	12,277,751	(3,680,909)	3,560
Undistributed Ordinary Income	—	—	—	—	—
Other Accumulated Gain (Loss)	(632,746)	—	(11,648,563)	(7,820,212)	(2,140,093)
Total Distributable Earnings/ (Accumulated Losses)	$737,852	$14,387	$629,188	$(11,501,121)	$(2,136,533)

	XDTE	XDIV	XPAY	UX	WEEK
Federal Tax Cost of Investments	$364,629,420	$26,076,554	$71,188,683	$2,275,714	$143,037,155
Gross Tax Unrealized Appreciation	$7,938	$218,920	$6,022,433	$404,349	$—
Gross Tax Unrealized Depreciation	—	(24,458)	(6,409)	—	(142)
Net Tax Unrealized Appreciation/ (Depreciation)	7,938	194,462	6,016,024	404,349	(142)
Undistributed Ordinary Income	—	—	—	—	—
Other Accumulated Gain (Loss)	—	(47,399)	(66,163)	(5,808)	(29)
Total Distributable Earnings/ (Accumulated Losses)	$7,938	$147,063	$5,949,861	$398,541	$(171)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of options contracts.

99

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
YBTC	$—	$46,155,544
MAGC	—	—
MAGX	—	—
YETH	—	—
OZEM	17,474	—
HUMN	105,400	507,530
QDTE	—	—
MAGY	—	154,310
MEME	—	—
RDTE	—	2,140,093
XDTE	—	—
XDIV	—	—
XPAY	—	—
UX	59	5,749
WEEK	—	—

The Funds’ capital loss carryovers are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds had capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
YBTC	$—	$—
MAGC	946,830	4,535,949
MAGX	1,327,850	1,065,333
YETH	—	37,991,889
OZEM*	—	—
HUMN	—	—
QDTE	—	—
MAGY	—	—
MEME	—	7,700,961
RDTE	—	—
XDTE	—	—
XDIV	—	—
XPAY	—	66,163
UX	—	—
WEEK	—	29

*	The Fund utilized $601,235 of capital loss carryover during the fiscal year ended December 31, 2025.

100

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
YBTC	$—	$—
MAGC	174,109	(163,952)
MAGX	—	—
YETH	—	—
OZEM	776,239	(157,918)
LOHA	995,581	(110)
HUMN	5,331,762	(101)
QDTE	—	—
MAGY	8,431,962	(393,860)
MEME	5,734,442	(121,612)
DRAM	711,216,944	—
CABZ	—	—
RDTE	—	—
XDTE	—	—
XDIV	4,677,030	(23,879)
TPAY	—	—
XPAY	6,405,764	(2,550)
MARS	3,899,765	(192,770)
XBOX	3,555,065	(41,461)
UX	491,379	—
WEEK	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
YBTC	$—	$—	$—	$—
MAGC	1,472,892	1,180,037	—	1,452,371
MAGX	—	—	—	—
YETH	2,687,500	1,671,088	—	—
OZEM	22,090,319	19,317,382	15,403,751	4,537,634
LOHA	14,793,273	14,203,681	49,465,464	9,777,925
HUMN	59,724,902	35,819,192	35,224,677	17,083,862
QDTE	42,346,431	—	—	—
MAGY	4,804,136	31,139,888	51,325,023	110,812,877
MEME	136,132,218	136,096,205	20,021,697	22,508,332
DRAM	10,458,278,244	1,122,708,243	3,012,695,001	1,401,821,390
CABZ	633,365	614,615	3,794,484	—
RDTE	2,056,398	26,346,299	—	—
XDTE	80,914,963	145,591,811	—	—
XDIV	126,878,842	126,310,815	138,204,829	110,621,875

101

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TPAY	$1,411,204	$32,448	$—	$—
XPAY	107,748,149	6,622,426	—	35,803,016
MARS	23,187,356	22,729,115	102,733,287	16,348,843
XBOX	—	—	—	—
UX	427,507	23,319	—	1,983,331
WEEK	—	—	—	—

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended June 30, 2026, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income”. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

102

Roundhill ETF Trust
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
As of June 30, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
MAGC	$1,192,981	$1,213,710
MAGX	8,448,056	8,540,025
OZEM	5,281,826	5,371,408
HUMN	7,660,707	7,146,833
MEME	3,189,215	3,226,559

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to June 30, 2026, through the date of issuance of the Funds’ financials statements.
Effective August 31, 2026, the following changes were made to QDTE:

	Old	New
Fund name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill Nasdaq-100 0DTE Covered Call Strategy ETF
Investment policy
The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Innovation-100 Index as the reference asset.

In effectuating its investment strategy, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the returns of the Nasdaq-100 Index®.

Per the Funds objective, the Funds have made subsequent distributions. Please see website for details.
Other than disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

103

ROUNDHILL ETF TRUST
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS
Roundhill S&P 500 Target 10 Managed Distribution ETF
At a special meeting held on December 11, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill S&P 500 Target 10 Managed Distribution ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Fund.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to the Fund by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Fund’s proposed strategy, the services proposed to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Trust and to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from the relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered renewal of the Agreements with respect to the Fund separately.

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Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the Fund, determining the assets to be purchased, retained or sold by the Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.
Performance. Because the Fund had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the Fund under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the Fund’s proposed unitary fee and the differences in the Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the Fund, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by

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the Adviser from its relationship with the Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.
Performance. Because the Fund had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the Fund under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.

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Fees and Expenses. The Board also reviewed information regarding the Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to the Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders.

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AGREEMENTS
Roundhill Ultra Short Duration No Dividend Target ETF
Roundhill Space & Technology ETF
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
At a regularly scheduled meeting held on November 19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill Ultra Short Duration No Dividend Target ETF, , Roundhill Space & Technology ETF , and Roundhill Robotaxi, Autonomous Vehicles & Technology ETF (each, a “New Fund,” and collectively, the “New Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not

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identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each New Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board took into account the performance of comparable exchange-traded funds (“ETF”), mutual funds, or managed accounts managed by the Adviser or Sub-Adviser, if any. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee with respect to each Fund was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to each of the New Funds, the Board also took into account any other accounts with a similar investment strategy managed by the Adviser or Sub-Adviser, if any. The Board considered that the proposed unitary management fee of each New Fund was within the range of the fees charged for other series of the Trust. As applicable, the Board also noted the Adviser’s representation that the services provided to each New Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is reasonable in light of the information provided.

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AGREEMENTS(Continued)
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed

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series of questions that included, among other things, information about the Sub-Adviser’s decision-making process and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board took into account any comparable ETF, mutual fund, or managed account managed by the Sub-Adviser, if any. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. The Board considered that the New Funds would be added to the applicable sub-advisory fee schedule for other series of the Trust. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.

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Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Fund and its shareholders.

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Roundhill Memory ETF
Roundhill HALO ETF
At a regularly scheduled meeting held on March 16, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill Memory ETF and Roundhill HALO ETF (each, a “New Fund,” and collectively, the “New Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements with respect to each New Fund and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements with respect to each New Fund are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each New Fund separately.

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Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board took into account the performance of comparable exchange-traded funds (“ETF”), mutual funds, or managed accounts managed by the Adviser or Sub-Adviser, if any. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of a peer group selected by an independent third-party provider (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee with respect to each Fund was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to each of the New Funds, the Board also took into account any other accounts with a similar investment strategy managed by the Adviser or Sub-Adviser, if any. The Board considered that the proposed unitary management fee of each New Fund was within the range of the fees charged for other series of the Trust. As applicable, the Board also noted the Adviser’s representation that the services provided to each New Fund are not duplicative of the advisory services provided to the underlying funds in which the Funds may invest. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is reasonable in light of the information provided.

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Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further

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noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board took into account any comparable ETF, mutual fund, or managed account managed by the Sub-Adviser, if any. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. The Board considered that the New Funds would be added to the applicable sub-advisory fee schedule for other series of the Trust. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.

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Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Fund and its shareholders.

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Roundhill S&P 500 Target 10 Managed Distribution ETF
Roundhill S&P 500 Target 20 Managed Distribution ETF
Roundhill Russell 2000 0DTE Covered Call Strategy ETF
Roundhill Ether Covered Call Strategy ETF
Roundhill China Magnificent Seven ETF
At a regularly scheduled meeting held on June 17, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill S&P 500 Target 10 Managed Distribution ETF (TPAY), Roundhill S&P 500 Target 20 Managed Distribution ETF (XPAY), Roundhill Russell 2000 0DTE Covered Call Strategy ETF (RDTE), Roundhill Ether Covered Call Strategy ETF (YETH) and Roundhill China Magnificent Seven ETF (MAGC) (each a “Fund” and collectively, the “Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the Funds.
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to each Fund by the Adviser and Sub-Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the continuation of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the continuance of the Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the continuance of the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with the Trust and applicable Fund; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the renewal of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). With respect to the Sub-Advisory Agreement with respect to each Fund, the Board also took into account the recommendation of the Adviser. In its deliberations, the Board

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did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered the renewal of the Agreements with respect to each Fund separately.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser expected to continue to provide substantially the same investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding his view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services provided to each Fund by the Adviser.
Performance. In evaluating the quality of the services provided by the Adviser and Sub-Adviser, the Board considered each Fund’s investment performance. The Board considered that each Fund’s performance is monitored during the year, including at each Board’s quarterly meeting. The Board met with representatives from the Adviser during the meeting, in part to discuss Fund performance and the factors impacting such performance. The Board received and considered a variety of Fund investment performance data. Among the materials, the Board received a report which provided each Fund’s performance data as compared to the performance of comparable funds as identified by an independent third-party provider (“Selected Peer Group”) and to a benchmark. The Board was provided with a description of the reasons for utilizing the respective Selected Peer Groups and benchmarks for the Funds. The Board also received and considered information on a Fund’s performance as compared to accounts managed by the Adviser that are comparable to the Fund, as applicable.
In evaluating performance, the Board acknowledged some of the limitations of the comparative performance data which may impact the weight given to particular performance data and/or limit the value of such performance data. The Board considered that differing objectives, investment strategies and guidelines followed by the respective benchmark(s), funds in the Selected Peer Group and/or other client accounts compared to those of the respective Fund would necessarily result in variations in performance results. The Board considered that the Funds are actively managed, and the Funds do not track a particular benchmark. Further, differences in the selection and composition of the peer group and benchmark over time also may contribute to variations in the comparative performance data.
In addition, the Board considered that each Fund had a limited operating history and had not yet developed three years of performance history and as a general matter, although past performance is generally not a guarantee of future performance, longer periods of performance may better reflect a Fund’s performance over a full market cycle,. In this respect, the Board further considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and, therefore, a Fund’s performance over a specified period of time may be more indicative of the market conditions during such period rather than management’s skills. In addition, the Board considered that a single period of significant outperformance or underperformance may impact the longer-term performance measurements. Accordingly, the Board considered performance in light of various factors that may impact performance, such as, among other things, overall financial market conditions, issuer-specific information, asset class information and cash flows. The Board considered that depending on the facts and circumstances, including differences

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between the strategies of the respective Fund and the funds included in the Selected Peer Group and/or benchmark(s), the Board may be satisfied with a Fund’s performance even if its performance may be below the performance of a benchmark or the Selected Peer Group for certain periods. In their review from year-to-year, the Board may consider and place different emphasis on the relevant information in light of changing circumstances in market and economic conditions.
Based on its review and in the context of its full deliberations, the Board took into account, among other performance data, the following:
Roundhill S&P 500 Target 10 Managed Distribution ETF
For the since inception period, TPAY (net of fees) outperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and underperformed the Selected Peer Group median. The Board considered management’s discussion of the Fund’s performance, including any differences in the Fund’s investment strategy from those of the funds in the Selected Peer Group, as well as the Fund’s limited performance history.
Roundhill S&P 500 Target 20 Managed Distribution ETF
For the since inception date, XPAY (net of fees) outperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and underperformed the Selected Peer Group. The Board considered management’s discussion of the Fund’s performance, including any differences in the Fund’s investment strategy from those of the funds in the Selected Peer Group, as well as the Fund’s limited performance history.
Roundhill Russell 2000 0DTE Covered Call Strategy ETF
RDTE (net of fees) underperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index for the one-year period and outperformed the benchmark for the 3-months and since inception periods. RDTE outperformed the median of its Selected Peer Group for the one-year period. The Board took into account management’s discussion of the Fund’s performance, including any differences in the Fund’s investment strategy from those of the funds in the Selected Peer Group, as well as the Fund’s limited performance history.
Roundhill Ether Covered Call Strategy ETF
For all reported periods, YETH (net of fees) underperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and outperformed all the funds in its Selected Peer Group with reported performance, which was for the three-month period. The Board took into account management’s discussion of the Fund’s performance, including the differences between the Fund’s investment strategy and the broad benchmark and from those of the funds in the Selected Peer Group, as well as the Fund’s limited performance history and the limited performance history of the funds in the Selected Peer Group.
Roundhill China Magnificent Seven ETF
For the one-year period, MAGC (net of fees) underperformed its benchmark, the Solactive GBS Global Markets All Cap USD Index and was below the median of its Selected Peer Group. The Board took into account management’s discussion of the Fund’s performance, including the Fund’s targeted thematic exposure and the differences between the Fund’s investment strategy and the broad benchmark and between those of the funds in the Selected Peer Group, as well as the Fund’s limited performance history..
On the basis of the Board’s ongoing review of investment performance, the Board determined that the Funds’ overall performance has been satisfactory to support renewal of the Investment Management Agreement with respect to each of the Funds and any underperformance was being monitored and/or addressed.
Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered, among other expense data, a comparison of each Fund’s unitary fee compared to the advisory fee and expenses of its Selected Peer Group. The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services provided by the Adviser to the Funds. The Board noted that each Fund’s unitary fee and total expenses were within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each Fund’s

120

ROUNDHILL ETF TRUST
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS(Continued)
unitary fee and the differences in each Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the Funds, the Board also considered any other accounts managed by the Adviser or Sub-Adviser with a similar investment strategy, as applicable. As applicable, the Board also noted with respect to those Funds that invest in other investment companies, the Adviser’s representation that the services provided to each such Fund are not duplicative of the advisory services provided to the underlying funds in which the Fund may invest. Based on its review, the Board concluded that the unitary fee with respect to each Fund is reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services provided by the Adviser, the advisory and sub-advisory fees, and the profitability information provided by the Adviser, including the methodology underlying such profitability. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account profitability analysis of the Adviser’s profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business.
Economies of Scale. The Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee reductions or breakpoints may be warranted in the future.
Benefits. The Board considered the direct and indirect benefits that are realized by the Adviser from its relationship with the Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not utilize soft dollars with respect to the Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser receives from its relationship with each of the Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable under the Investment Management Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Investment Management Agreement was in the best interests of each Fund and its shareholders.
Approval of the Continuation of the Sub-Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Funds. The Board reviewed and considered the performance by the Sub-Adviser of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including: responsibility for the management of the securities and other assets of each Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information and

121

ROUNDHILL ETF TRUST
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY
AGREEMENTS(Continued)
reporting from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process and the services provided to the Funds. The Board considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to the Funds. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services provided to each Fund by the Sub-Adviser.
Performance. The Board noted that it had received and reviewed information regarding each Fund’s performance, as detailed above. On the basis of the Board’s ongoing review of investment performance, the Board determined that the Funds’ overall performance has been satisfactory to support renewal of the Sub-Advisory Agreement.
Fees and Expenses. The Board reviewed information regarding each Fund’s sub-advisory fee, including advisory fees and total expense ratios of those funds in the Selected Peer Group. The Board noted that the sub-advisory fee is paid by the Adviser and not directly by the Funds. Based on its review, the Board concluded that the sub-advisory fee with respect to each Fund appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services Provided and Economies of Scale. The Board considered the cost of the services provided by the Sub-Adviser, the sub-advisory fees, and the profitability data provided by the Sub-Adviser, including the methodology underlying such data. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services provided with respect to the Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s profitability, with respect to each Fund. The Board noted that, because the Sub-Adviser’s advisory fee is paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would continue to monitor the Fund’s sub-advisory fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was identified by the Board as determinative of its decision to approve the continuation of the Sub-Advisory Agreement with respect to each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

122

ROUNDHILL ETF TRUST
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Subadvisory Agreements.
TAX INFORMATION
For the fiscal year December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Magnificent Seven ETF	11.20%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	100.00%
Roundhill Humanoid Robotics ETF	24.47%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill Magnificent Seven Covered Call ETF	0.00%
Roundhill Meme Stock ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 No Dividend Target ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Uranium ETF	0.00%
Roundhill Weekly T-Bill ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Magnificent Seven ETF	9.20%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	100.00%
Roundhill Humanoid Robotics ETF	19.85%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill Magnificent Seven Covered Call ETF	0.00%

123

ROUNDHILL ETF TRUST
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)

Roundhill Meme Stock ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 No Dividend Target ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Uranium ETF	0.00%
Roundhill Weekly T-Bill ETF	0.00%

For the fiscal year ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Roundhill Bitcoin Covered Call Strategy ETF	39.53%
Roundhill China Magnificent Seven ETF	0.00%
Roundhill Daily 2X Long Magnificent Seven ETF	28.06%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	0.45%
Roundhill Humanoid Robotics ETF	42.44%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	100.00%
Roundhill Magnificent Seven Covered Call ETF	57.87%
Roundhill Meme Stock ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	34.87%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	100.00%
Roundhill S&P 500 No Dividend Target ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Uranium ETF	40.29%
Roundhill Weekly T-Bill ETF	0.00%

For the fiscal year ended December 31, 2025, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill GLP-1 & Weight Loss ETF	$519,241	$58,983
Roundhill Humanoid Robotics ETF	55,832	8,034

124

Roundhill ETF Trust WeeklyPay ETFs
Roundhill AAPL WeeklyPay ETF (AAPW)
Roundhill AMD WeeklyPay ETF (AMDW)
Roundhill AMZN WeeklyPay ETF (AMZW)
Roundhill ARM WeeklyPay ETF (ARMW)
Roundhill AVGO WeeklyPay ETF (AVGW)
Roundhill BABA WeeklyPay ETF (BABW)
Roundhill BRKB WeeklyPay ETF (BRKW)
Roundhill COIN WeeklyPay ETF (COIW)
Roundhill COST WeeklyPay ETF (COSW)
Roundhill Gold Miners WeeklyPay ETF (GDXW)
Roundhill Gold WeeklyPay ETF (GLDW)
Roundhill GOOGL WeeklyPay ETF (GOOW)
Roundhill HOOD WeeklyPay ETF (HOOW)
Roundhill META WeeklyPay ETF (METW)
Roundhill MSFT WeeklyPay ETF (MSFW)
Roundhill MSTR WeeklyPay ETF (MSTW)
Roundhill NFLX WeeklyPay ETF (NFLW)
Roundhill NVDA WeeklyPay ETF (NVDW)
Roundhill PLTR WeeklyPay ETF (PLTW)
Roundhill Top WeeklyPay ETF
(Formerly the Roundhill WeeklyPay Universe ETF) (TOPW)
Roundhill Treasury Bond WeeklyPay ETF (TSYW)
Roundhill TSLA WeeklyPay ETF (TSLW)
Roundhill UBER WeeklyPay ETF (UBEW)
Roundhill UNH WeeklyPay ETF (UNHW)
Semi-Annual Financial Statements & Other Information
June 30, 2026 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Roundhill AAPL WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 11.4%
Computers - 11.4%
Apple, Inc.	15,002	$4,340,978
TOTAL COMMON STOCKS (Cost $4,424,218)		4,340,978
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 68.4%
3.60%, 07/14/2026(a)(b)	$26,000,000	25,966,426
TOTAL U.S. TREASURY BILLS (Cost $25,966,426)		25,966,426
	Shares
MONEY MARKET FUNDS - 7.5%
First American Government Obligations Fund - Class X, 3.57%(c)	2,865,563	2,865,563
TOTAL MONEY MARKET FUNDS (Cost $2,865,563)		2,865,563
TOTAL INVESTMENTS - 87.3% (Cost $33,256,207)		$33,172,967
Other Assets in Excess of Liabilities - 12.7%		4,808,722
TOTAL NET ASSETS - 100.0%		$37,981,689

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $14,980,650.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

Roundhill AAPL WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Apple, Inc.	Goldman Sachs	Receive	OBFR + 1.75%	Termination	04/27/2027	$21,830,186	$2,490,876
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	04/20/2027	19,159,104	2,344,891
Net Unrealized Appreciation (Depreciation)							$4,835,767

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,340,978	$—	$—	$4,340,978
U.S. Treasury Bills	—	25,966,426	—	25,966,426
Money Market Funds	2,865,563	—	—	2,865,563
Total Investments	$7,206,541	$25,966,426	$—	$33,172,967
Other Financial Instruments:
Total Return Swaps*	$—	$4,835,767	$—	$4,835,767
Total Other Financial Instruments	$—	$4,835,767	$—	$4,835,767

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Roundhill AMD WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 22.7%
Semiconductors - 22.7%
Advanced Micro Devices, Inc.(a)	47,603	$27,653,059
TOTAL COMMON STOCKS (Cost $13,174,658)		27,653,059
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 27.0%
3.59%, 07/14/2026(b)(c)	$33,000,000	32,957,424
TOTAL U.S. TREASURY BILLS (Cost $32,957,424)		32,957,424
	Shares
MONEY MARKET FUNDS - 13.5%
First American Government Obligations Fund - Class X, 3.57%(d)	16,455,191	16,455,191
TOTAL MONEY MARKET FUNDS (Cost $16,455,191)		16,455,191
TOTAL INVESTMENTS - 63.2% (Cost $62,587,273)		$77,065,674
Other Assets in Excess of Liabilities - 36.8%		44,925,968
TOTAL NET ASSETS - 100.0%		$121,991,642

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $23,569,556.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Roundhill AMD WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	Goldman Sachs	Receive	OBFR + 2.25%	Termination	05/25/2027	$24,857,720	$11,703,336
Advanced Micro Devices, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	08/26/2026	90,970,506	33,278,845
Net Unrealized Appreciation (Depreciation)							$44,982,181

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,653,059	$—	$—	$27,653,059
U.S. Treasury Bills	—	32,957,424	—	32,957,424
Money Market Funds	16,455,191	—	—	16,455,191
Total Investments	$44,108,250	$32,957,424	$—	$77,065,674
Other Financial Instruments:
Total Return Swaps*	$—	$44,982,181	$—	$44,982,181
Total Other Financial Instruments	$—	$44,982,181	$—	$44,982,181

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Roundhill AMZN WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 22.2%
Internet - 22.2%
Amazon.com, Inc.(a)	32,027	$7,633,315
TOTAL COMMON STOCKS (Cost $6,768,504)		7,633,315
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 60.9%
3.60%, 07/14/2026(b)(c)	$21,000,000	20,972,882
TOTAL U.S. TREASURY BILLS (Cost $20,972,882)		20,972,882
	Shares
MONEY MARKET FUNDS - 9.9%
First American Government Obligations Fund - Class X, 3.57%(d)	3,407,908	3,407,908
TOTAL MONEY MARKET FUNDS (Cost $3,407,908)		3,407,908
TOTAL INVESTMENTS - 93.0% (Cost $31,149,294)		$32,014,105
Other Assets in Excess of Liabilities - 7.0%		2,409,902
TOTAL NET ASSETS - 100.0%		$34,424,007

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $11,984,520.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

Roundhill AMZN WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$33,357,113	$2,430,744
Net Unrealized Appreciation (Depreciation)							$2,430,744

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,633,315	$—	$—	$7,633,315
U.S. Treasury Bills	—	20,972,882	—	20,972,882
Money Market Funds	3,407,908	—	—	3,407,908
Total Investments	$11,041,223	$20,972,882	$—	$32,014,105
Other Financial Instruments:
Total Return Swaps*	$—	$2,430,744	$—	$2,430,744
Total Other Financial Instruments	$—	$2,430,744	$—	$2,430,744

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

Roundhill ARM WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 19.8%
Semiconductors - 19.8%
ARM Holdings PLC - ADR(a)	15,920	$5,644,754
TOTAL COMMON STOCKS (Cost $3,287,599)		5,644,754
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 60.9%
3.59%, 07/14/2026(b)(c)	$17,400,000	17,377,519
TOTAL U.S. TREASURY BILLS (Cost $17,377,519)		17,377,519
	Shares
MONEY MARKET FUNDS - 8.1%
First American Government Obligations Fund - Class X, 3.57%(d)	2,315,660	2,315,660
TOTAL MONEY MARKET FUNDS (Cost $2,315,660)		2,315,660
TOTAL INVESTMENTS - 88.8% (Cost $22,980,778)		$25,337,933
Other Assets in Excess of Liabilities - 11.2%		3,201,177
TOTAL NET ASSETS - 100.0%		$28,539,110

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $11,884,649.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

Roundhill ARM WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
ARM Holdings PLC	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	11/24/2026	$28,222,708	$3,150,761
Net Unrealized Appreciation (Depreciation)							$3,150,761

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,644,754	$—	$—	$5,644,754
U.S. Treasury Bills	—	17,377,519	—	17,377,519
Money Market Funds	2,315,660	—	—	2,315,660
Total Investments	$7,960,414	$17,377,519	$—	$25,337,933
Other Financial Instruments:
Total Return Swaps*	$—	$3,150,761	$—	$3,150,761
Total Other Financial Instruments	$—	$3,150,761	$—	$3,150,761

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

Roundhill AVGO WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 26.3%
Semiconductors - 26.3%(a)
Broadcom, Inc.(b)	31,176	$11,776,734
TOTAL COMMON STOCKS (Cost $10,442,611)		11,776,734
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 49.1%
3.60%, 07/14/2026(c)(d)	$22,000,000	21,971,591
TOTAL U.S. TREASURY BILLS (Cost $21,971,591)		21,971,591
	Shares
MONEY MARKET FUNDS - 12.3%
First American Government Obligations Fund - Class X, 3.57%(e)	5,499,341	5,499,341
TOTAL MONEY MARKET FUNDS (Cost $5,499,341)		5,499,341
TOTAL INVESTMENTS - 87.7% (Cost $37,913,543)		$39,247,666
Other Assets in Excess of Liabilities - 12.3%		5,512,222
TOTAL NET ASSETS - 100.0%		$44,759,888

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $20,273,813.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

Roundhill AVGO WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Broadcom, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	08/26/2026	$41,799,926	$5,540,807
Net Unrealized Appreciation (Depreciation)							$5,540,807

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,776,734	$—	$—	$11,776,734
U.S. Treasury Bills	—	21,971,591	—	21,971,591
Money Market Funds	5,499,341	—	—	5,499,341
Total Investments	$17,276,075	$21,971,591	$—	$39,247,666
Other Financial Instruments:
Total Return Swaps*	$—	$5,540,807	$—	$5,540,807
Total Other Financial Instruments	$—	$5,540,807	$—	$5,540,807

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

10

Roundhill BABA WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 28.1%
Internet - 28.1%(a)
Alibaba Group Holding Ltd. - ADR(b)	3,318	$318,462
TOTAL COMMON STOCKS (Cost $487,554)		318,462
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 114.8%
3.59%, 07/14/2026(c)(d)	$1,300,000	1,298,322
TOTAL U.S. TREASURY BILLS (Cost $1,298,322)		1,298,322
	Shares
MONEY MARKET FUNDS - 6.1%
First American Government Obligations Fund - Class X, 3.57%(e)	69,116	69,116
TOTAL MONEY MARKET FUNDS (Cost $69,116)		69,116
TOTAL INVESTMENTS - 149.0% (Cost $1,854,992)		$1,685,900
Liabilities in Excess of Other Assets - (49.0)%		(554,497)
TOTAL NET ASSETS - 100.0%		$1,131,403

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $1,298,323.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

Roundhill BABA WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	11/24/2026	$1,036,584	$(557,675)
Net Unrealized Appreciation (Depreciation)							$(557,675)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$318,462	$—	$—	$318,462
U.S. Treasury Bills	—	1,298,322	—	1,298,322
Money Market Funds	69,116	—	—	69,116
Total Investments	$387,578	$1,298,322	$—	$1,685,900
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(557,675)	$—	$(557,675)
Total Other Financial Instruments	$—	$(557,675)	$—	$(557,675)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

Roundhill BRKB WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.9%
Insurance - 7.9%
Berkshire Hathaway, Inc. - Class B(a)	2,488	$1,244,970
TOTAL COMMON STOCKS (Cost $1,196,030)		1,244,970
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 87.6%
3.60%, 07/14/2026(b)(c)	$14,000,000	13,981,921
TOTAL U.S. TREASURY BILLS (Cost $13,981,921)		13,981,921
	Shares
MONEY MARKET FUNDS - 7.8%
First American Government Obligations Fund - Class X, 3.57%(d)	1,245,457	1,245,457
TOTAL MONEY MARKET FUNDS (Cost $1,245,457)		1,245,457
TOTAL INVESTMENTS - 103.3% (Cost $16,423,408)		$16,472,348
Liabilities in Excess of Other Assets - (3.3)%		(518,525)
TOTAL NET ASSETS - 100.0%		$15,953,823

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $8,988,390.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

13

Roundhill BRKB WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Berkshire Hathaway, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$17,879,435	$(509,932)
Net Unrealized Appreciation (Depreciation)							(509,932)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,244,970	$—	$—	$1,244,970
U.S. Treasury Bills	—	13,981,921	—	13,981,921
Money Market Funds	1,245,457	—	—	1,245,457
Total Investments	$2,490,427	$13,981,921	$—	$16,472,348
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(509,932)	$—	$(509,932)
Total Other Financial Instruments	$—	$(509,932)	$—	$(509,932)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

14

Roundhill COIN WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 6.1%
Diversified Financial Services - 6.1%
Coinbase Global, Inc. - Class A(a)	13,704	$2,003,388
TOTAL COMMON STOCKS (Cost $2,366,201)		2,003,388
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 170.8%
3.60%, 07/14/2026(b)(c)	$56,900,000	56,826,498
TOTAL U.S. TREASURY BILLS (Cost $56,826,498)		56,826,498
	Shares
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57%(d)	131,025	131,025
TOTAL MONEY MARKET FUNDS (Cost $131,025)		131,025
TOTAL INVESTMENTS - 177.3% (Cost $59,323,724)		$58,960,911
Liabilities in Excess of Other Assets - (77.3)%		(25,699,350)
TOTAL NET ASSETS - 100.0%		$33,261,561

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $56,427,115.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

Roundhill COIN WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Coinbase Global, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	04/20/2027	$38,065,245	$(25,670,631)
Net Unrealized Appreciation (Depreciation)							$(25,670,631)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,003,388	$—	$—	$2,003,388
U.S. Treasury Bills	—	56,826,498	—	56,826,498
Money Market Funds	131,025	—	—	131,025
Total Investments	$2,134,413	$56,826,498	$—	$58,960,911
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(25,670,631)	$—	$(25,670,631)
Total Other Financial Instruments	$—	$(25,670,631)	$—	$(25,670,631)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

16

Roundhill COST WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 8.5%
Retail - 8.5%
Costco Wholesale Corp.	1,060	$991,598
TOTAL COMMON STOCKS (Cost $1,043,819)		991,598
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 77.0%
3.60%, 07/14/2026(a)(b)	$9,000,000	8,988,378
TOTAL U.S. TREASURY BILLS (Cost $8,988,378)		8,988,378
	Shares
MONEY MARKET FUNDS - 12.1%
First American Government Obligations Fund - Class X, 3.57%(c)	1,412,257	1,412,257
TOTAL MONEY MARKET FUNDS (Cost $1,412,257)		1,412,257
TOTAL INVESTMENTS - 97.6% (Cost $11,444,454)		$11,392,233
Other Assets in Excess of Liabilities - 2.4%		274,242
TOTAL NET ASSETS - 100.0%		$11,666,475

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $4,693,937.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

Roundhill COST WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Costco Wholesale Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	11/24/2026	$13,069,451	$279,733
Net Unrealized Appreciation (Depreciation)							$279,733

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$991,598	$—	$—	$991,598
U.S. Treasury Bills	—	8,988,378	—	8,988,378
Money Market Funds	1,412,257	—	—	1,412,257
Total Investments	$2,403,855	$8,988,378	$—	$11,392,233
Other Financial Instruments:
Total Return Swaps*	$—	$279,733	$—	$279,733
Total Other Financial Instruments	$—	$279,733	$—	$279,733

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

18

Roundhill Gold Miners WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 123.1%
3.60%, 07/14/2026(a)(b)	$79,000,000	$78,897,985
TOTAL U.S. TREASURY BILLS (Cost $78,897,985)		78,897,985
	Shares
MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 3.57%(c)	611,174	611,174
TOTAL MONEY MARKET FUNDS (Cost $611,174)		611,174
TOTAL INVESTMENTS - 124.1% (Cost $79,509,159)		$79,509,159
Liabilities in Excess of Other Assets - (24.1)%		(15,422,586)
TOTAL NET ASSETS - 100.0%		$64,086,573

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $50,934,210.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

19

Roundhill Gold Miners WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
VanEck Gold Miners ETF/USA	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	12/02/2026	$77,272,419	$(15,373,192)
Net Unrealized Appreciation (Depreciation)							$(15,373,192)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$78,897,985	$—	$78,897,985
Money Market Funds	611,174	—	—	611,174
Total Investments	$611,174	$78,897,985	$—	$79,509,159
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(15,373,192)	$—	$(15,373,192)
Total Other Financial Instruments	$—	$(15,373,192)	$—	$(15,373,192)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

20

Roundhill Gold WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 104.7%
3.60%, 07/14/2026(a)(b)	$18,000,000	$17,976,756
TOTAL U.S. TREASURY BILLS (Cost $17,976,756)		17,976,756
	Shares
MONEY MARKET FUNDS - 8.5%
First American Government Obligations Fund - Class X, 3.57%(c)	1,464,450	1,464,450
TOTAL MONEY MARKET FUNDS (Cost $1,464,450)		1,464,450
TOTAL INVESTMENTS - 113.2% (Cost $19,441,206)		$19,441,206
Liabilities in Excess of Other Assets - (13.2)%		(2,274,439)
TOTAL NET ASSETS - 100.0%		$17,166,767

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $11,984,520.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

21

Roundhill Gold WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
SPDR Gold Shares	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	12/02/2026	$20,667,223	$(2,260,121)
Net Unrealized Appreciation (Depreciation)							$(2,260,121)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$ —	$17,976,756	$ —	$17,976,756
Money Market Funds	1,464,450	—	—	1,464,450
Total Investments	$1,464,450	$17,976,756	$—	$19,441,206
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,260,121)	$—	$(2,260,121)
Total Other Financial Instruments	$—	$(2,260,121)	$—	$(2,260,121)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

22

ROUNDHILL GOOGL WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 26.0%
Internet - 26.0%(a)
Alphabet, Inc. - Class A(b)	61,623	$22,022,211
TOTAL COMMON STOCKS (Cost $21,246,152)		22,022,211

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 47.2%
3.60%, 07/14/2026(c)(d)	$40,000,000	39,948,347
TOTAL U.S. TREASURY BILLS (Cost $39,948,347)		39,948,347

	Shares
MONEY MARKET FUNDS - 5.7%
First American Government Obligations Fund - Class X, 3.57%(e)	4,794,670	4,794,670
TOTAL MONEY MARKET FUNDS (Cost $4,794,670)		4,794,670
TOTAL INVESTMENTS - 78.9% (Cost $65,989,169)		$66,765,228
Other Assets in Excess of Liabilities - 21.1%		17,841,457
TOTAL NET ASSETS - 100.0%		$84,606,685

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $16,378,844.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

23

ROUNDHILL GOOGL WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	08/26/2026	$78,777,213	$17,902,775
Net Unrealized Appreciation (Depreciation)							$17,902,775

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,022,211	$—	$—	$22,022,211
U.S. Treasury Bills	—	39,948,347	—	39,948,347
Money Market Funds	4,794,670	—	—	4,794,670
Total Investments	$26,816,881	$39,948,347	$—	$66,765,228
Other Financial Instruments:
Total Return Swaps*	$—	$17,902,775	$—	$17,902,775
Total Other Financial Instruments	$—	$17,902,775	$—	$17,902,775

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

24

ROUNDHILL HOOD WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.6%
Internet - 3.6%
Robinhood Markets, Inc. - Class A(a)	52,149	$5,229,502
TOTAL COMMON STOCKS (Cost $4,453,960)		5,229,502

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.0%
3.60%, 07/14/2026(b)(c)	$144,600,000	144,413,273
TOTAL U.S. TREASURY BILLS (Cost $144,413,273)		144,413,273

	Shares
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57%(d)	291,414	291,414
TOTAL MONEY MARKET FUNDS (Cost $291,414)		291,414
TOTAL INVESTMENTS - 102.8% (Cost $149,158,647)		$149,934,189
Liabilities in Excess of Other Assets - (2.8)%		(4,130,189)
TOTAL NET ASSETS - 100.0%		$145,804,000

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $136,423,786.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

25

ROUNDHILL HOOD WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	07/20/2026	$168,424,572	$(4,024,819)
Net Unrealized Appreciation (Depreciation)							$(4,024,819)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,229,502	$—	$—	$5,229,502
U.S. Treasury Bills	—	144,413,273	—	144,413,273
Money Market Funds	291,414	—	—	291,414
Total Investments	$5,520,916	$144,413,273	$—	$149,934,189
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(4,024,819)	$—	$(4,024,819)
Total Other Financial Instruments	$—	$(4,024,819)	$—	$(4,024,819)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

26

ROUNDHILL META WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 23.9%
Internet - 23.9%
Meta Platforms, Inc. - Class A	10,557	$5,946,652
TOTAL COMMON STOCKS (Cost $6,743,514)		5,946,652

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 79.5%
3.59%, 07/14/2026(a)(b)	$19,900,000	19,874,309
TOTAL U.S. TREASURY BILLS (Cost $19,874,309)		19,874,309

	Shares
MONEY MARKET FUNDS - 9.2%
First American Government Obligations Fund - Class X, 3.57%(c)	2,291,131	2,291,131
TOTAL MONEY MARKET FUNDS (Cost $2,291,131)		2,291,131
TOTAL INVESTMENTS - 112.6% (Cost $28,908,954)		$28,112,092
Liabilities in Excess of Other Assets - (12.6)%		(3,135,014)
TOTAL NET ASSETS - 100.0%		$24,977,078

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $13,282,843.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

ROUNDHILL META WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$23,893,072	$(3,124,552)
Net Unrealized Appreciation (Depreciation)							$(3,124,552)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,946,652	$—	$—	$5,946,652
U.S. Treasury Bills	—	19,874,309	—	19,874,309
Money Market Funds	2,291,131	—	—	2,291,131
Total Investments	$8,237,783	$19,874,309	$—	$28,112,092
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(3,124,552)	$—	$(3,124,552)
Total Other Financial Instruments	$—	$(3,124,552)	$—	$(3,124,552)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

28

ROUNDHILL MSFT WEEKLYPAY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 32.7%
Software - 32.7%(a)
Microsoft Corp.(b)	23,942	$8,930,845
TOTAL COMMON STOCKS (Cost $10,438,072)		8,930,845

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 75.0%
3.60%, 07/14/2026(c)(d)	$20,500,000	20,473,531
TOTAL U.S. TREASURY BILLS (Cost $20,473,531)		20,473,531

	Shares
MONEY MARKET FUNDS - 5.6%
First American Government Obligations Fund - Class X, 3.57%(e)	1,534,443	1,534,443
TOTAL MONEY MARKET FUNDS (Cost $1,534,443)		1,534,443
TOTAL INVESTMENTS - 113.3% (Cost $32,446,046)		$30,938,819
Liabilities in Excess of Other Assets - (13.3)%		(3,630,004)
TOTAL NET ASSETS - 100.0%		$27,308,815

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $13,981,940.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

29

ROUNDHILL MSFT WEEKLYPAY ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	08/26/2026	$23,845,304	$(3,610,049)
Net Unrealized Appreciation (Depreciation)							$(3,610,049)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,930,845	$—	$—	$8,930,845
U.S. Treasury Bills	—	20,473,531	—	20,473,531
Money Market Funds	1,534,443	—	—	1,534,443
Total Investments	$10,465,288	$20,473,531	$—	$30,938,819
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(3,610,049)	$—	$(3,610,049)
Total Other Financial Instruments	$—	$(3,610,049)	$—	$(3,610,049)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

30

Roundhill MSTR WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 27.8%(a)
Call Options - 27.8%
Strategy, Inc., Expiration: 07/02/2026; Exercise Price: $67.00(b)(c)	$39,309,746	4,522	$9,077,915
TOTAL PURCHASED OPTIONS (Cost $7,558,626)			9,077,915
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 70.2%
First American Government Obligations Fund - Class X, 3.57%(d)(e)		22,975,709	22,975,709
TOTAL MONEY MARKET FUNDS (Cost $22,975,709)			22,975,709
TOTAL INVESTMENTS - 98.0% (Cost $30,534,335)			$32,053,624
Other Assets in Excess of Liabilities - 2.0%			655,029
TOTAL NET ASSETS - 100.0%			$32,708,653

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$9,077,915	$—	$9,077,915
Money Market Funds	22,975,709	—	—	22,975,709
Total Investments	$22,975,709	$9,077,915	$—	$32,053,624

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

31

Roundhill NFLX WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 9.7%
Internet - 9.7%
Netflix, Inc.(a)	9,100	$649,740
TOTAL COMMON STOCKS (Cost $774,665)		649,740
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 143.4%
3.60%, 07/14/2026(b)(c)	$9,570,000	9,557,642
TOTAL U.S. TREASURY BILLS (Cost $9,557,642)		9,557,642
	Shares
MONEY MARKET FUNDS - 5.9%
First American Government Obligations Fund - Class X, 3.57%(d)	395,833	395,833
TOTAL MONEY MARKET FUNDS (Cost $395,833)		395,833
TOTAL INVESTMENTS - 159.0% (Cost $10,728,140)		$10,603,215
Liabilities in Excess of Other Assets - (59.0)%		(3,936,587)
TOTAL NET ASSETS - 100.0%		$6,666,628

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $9,557,655.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

32

Roundhill NFLX WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Netflix, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$7,407,893	$(3,928,558)
Net Unrealized Appreciation (Depreciation)							$(3,928,558)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$649,740	$—	$—	$649,740
U.S. Treasury Bills	—	9,557,642	—	9,557,642
Money Market Funds	395,833	—	—	395,833
Total Investments	$1,045,573	$9,557,642	$—	$10,603,215
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(3,928,558)	$—	$(3,928,558)
Total Other Financial Instruments	$—	$(3,928,558)	$—	$(3,928,558)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

33

Roundhill NVDA WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 16.1%
Semiconductors - 16.1%
NVIDIA Corp.	88,913	$17,790,602
TOTAL COMMON STOCKS (Cost $17,127,713)		17,790,602
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 67.2%
3.60%, 07/14/2026(a)(b)	$74,000,000	73,904,441
TOTAL U.S. TREASURY BILLS (Cost $73,904,441)		73,904,441
	Shares
MONEY MARKET FUNDS - 5.6%
First American Government Obligations Fund - Class X, 3.57%(c)	6,192,405	6,192,405
TOTAL MONEY MARKET FUNDS (Cost $6,192,405)		6,192,405
TOTAL INVESTMENTS - 88.9% (Cost $97,224,559)		$97,887,448
Other Assets in Excess of Liabilities - 11.1%		12,173,903
TOTAL NET ASSETS - 100.0%		$110,061,351

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $46,939,370.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

34

Roundhill NVDA WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	04/20/2027	$113,701,943	$12,261,034
Net Unrealized Appreciation (Depreciation)							$12,261,034

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,790,602	$—	$—	$17,790,602
U.S. Treasury Bills	—	73,904,441	—	73,904,441
Money Market Funds	6,192,405	—	—	6,192,405
Total Investments	$23,983,007	$73,904,441	$—	$97,887,448
Other Financial Instruments:
Total Return Swaps*	$—	$12,261,034	$—	$12,261,034
Total Other Financial Instruments	$—	$12,261,034	$—	$12,261,034

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

35

Roundhill PLTR WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 19.8%
Software - 19.8%
Palantir Technologies, Inc. - Class A(a)	174,401	$20,347,365
TOTAL COMMON STOCKS (Cost $19,825,352)		20,347,365
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 102.5%
3.60%, 07/14/2026(b)(c)	$105,000,000	104,864,410
TOTAL U.S. TREASURY BILLS (Cost $104,864,410)		104,864,410
	Shares
MONEY MARKET FUNDS - 1.7%
First American Government Obligations Fund - Class X, 3.57%(d)	1,703,878	1,703,878
TOTAL MONEY MARKET FUNDS (Cost $1,703,878)		1,703,878
TOTAL INVESTMENTS - 124.0% (Cost $126,393,640)		$126,915,653
Liabilities in Excess of Other Assets - (24.0)%		(24,595,947)
TOTAL NET ASSETS - 100.0%		$102,319,706

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $101,868,420.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

36

Roundhill PLTR WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	04/20/2027	$101,736,357	$(24,506,162)
Net Unrealized Appreciation (Depreciation)							$(24,506,162)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$20,347,365	$—	$—	$20,347,365
U.S. Treasury Bills	—	104,864,410	—	104,864,410
Money Market Funds	1,703,878	—	—	1,703,878
Total Investments	$22,051,243	$104,864,410	$—	$126,915,653
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(24,506,162)	$—	$(24,506,162)
Total Other Financial Instruments	$—	$(24,506,162)	$—	$(24,506,162)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

37

ROUNDHILL TOP WEEKLYPAY ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
Roundhill AAPL WeeklyPay ETF(a)	535,448	$19,886,539
Roundhill AMD WeeklyPay ETF(a)	85,667	9,837,998
Roundhill AMZN WeeklyPay ETF(a)	436,338	15,669,203
Roundhill AVGO WeeklyPay ETF(a)	320,114	12,673,313
Roundhill BRKB WeeklyPay ETF(a)	215,717	8,588,255
Roundhill COST WeeklyPay ETF(a)	164,212	6,609,090
Roundhill GOOGL WeeklyPay ETF(a)	222,208	15,063,480
Roundhill META WeeklyPay ETF(a)	462,619	11,237,016
Roundhill MSFT WeeklyPay ETF(a)	705,731	17,368,040
Roundhill NVDA WeeklyPay ETF(a)	593,210	21,076,751
Roundhill TSLA WeeklyPay ETF(a)	517,090	12,286,058
TOTAL EXCHANGE TRADED FUNDS (Cost $156,063,389)		150,295,743
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.57%(b)	1,319,587	1,319,587
TOTAL MONEY MARKET FUNDS (Cost $1,319,587)		1,319,587
TOTAL INVESTMENTS - 100.9% (Cost $157,382,976)		$151,615,330
Liabilities in Excess of Other Assets - (0.9)%		(1,280,860)
TOTAL NET ASSETS - 100.0%		$150,334,470

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$150,295,743	$—	$—	$150,295,743
Money Market Funds	1,319,587	—	—	1,319,587
Total Investments	$151,615,330	$—	$—	$151,615,330

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

38

ROUNDHILL TOP WEEKLYPAY ETF
TRANSACTIONS WITH AFFILIATES
June 30, 2026 (Unaudited)

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Income
Roundhill AAPL WeeklyPay ETF	$18,430,860	$16,167,076	$(14,649,480)	$(483,641)	$421,724	$19,886,539	535,448	$2,612,445
Roundhill AMD WeeklyPay ETF	18,372,839	10,666,761	(17,822,165)	(6,841,556)	5,462,119	9,837,998	85,667	1,561,935
Roundhill AMZN WeeklyPay ETF	18,795,090	9,366,636	(11,209,317)	(436,023)	(847,183)	15,669,203	436,338	2,849,261
Roundhill ARM WeeklyPay ETF(a)	17,389,815	1,731,859	(20,193,243)	(3,406,297)	4,477,866	—	—	1,433,749
Roundhill AVGO WeeklyPay ETF	18,783,976	7,210,825	(11,312,113)	(2,249,037)	239,662	12,673,313	320,114	3,800,370
Roundhill BABA WeeklyPay ETF(a)	17,955,031	72,194	(16,430,652)	(2,836,413)	1,239,840	—	—	1,085,182
Roundhill BRKB WeeklyPay ETF	18,857,737	1,672,227	(10,531,900)	(590,243)	(819,566)	8,588,255	215,717	942,521
Roundhill COIN WeeklyPay ETF(a)	16,558,851	3,201,738	(16,496,415)	(15,581,929)	12,317,755	—	—	1,490,134
Roundhill COST WeeklyPay ETF	18,701,897	448,140	(13,510,738)	288,100	681,691	6,609,090	164,212	1,309,796
Roundhill GOOGL WeeklyPay ETF	18,911,043	8,246,615	(12,412,186)	1,756,636	(1,438,628)	15,063,480	222,208	2,715,201
Roundhill HOOD WeeklyPay ETF(a)	16,667,085	5,075,776	(14,447,084)	(12,341,222)	5,045,445	—	—	1,431,441
Roundhill META WeeklyPay ETF	18,509,652	8,321,223	(11,182,897)	(2,278,863)	(2,132,099)	11,237,016	462,619	2,202,232
Roundhill MSFT WeeklyPay ETF	18,395,508	14,967,350	(9,404,222)	(1,850,216)	(4,740,380)	17,368,040	705,731	2,352,923
Roundhill MSTR WeeklyPay ETF(a)	16,329,157	2,281,335	(15,748,495)	(23,995,355)	21,133,358	—	—	1,808,989
Roundhill NFLX WeeklyPay ETF(a)	18,262,264	1,666,685	(15,425,050)	(10,846,409)	6,342,510	—	—	1,641,631
Roundhill NVDA WeeklyPay ETF	19,139,499	17,643,357	(14,444,017)	(1,980,255)	718,167	21,076,751	593,210	4,421,511
Roundhill PLTR WeeklyPay ETF(a)	16,456,896	4,069,111	(16,230,573)	(4,991,631)	696,197	—	—	1,306,731
Roundhill TSLA Weeklypay ETF	16,837,668	7,995,578	(8,677,435)	(1,457,922)	(2,411,831)	12,286,058	517,090	2,751,835
Roundhill UBER WeeklyPay ETF(a)	19,129,936	473,822	(17,297,878)	(3,106,237)	800,357	—	—	1,017,210
Roundhill UNH WeeklyPay ETF(a)	18,594,378	781,162	(15,706,430)	(3,522,745)	(146,365)	—	—	977,554
	$361,079,182	$122,059,470	$(283,132,290)	$(96,751,258)	$47,040,639	$150,295,743	4,258,354	$39,712,651

(a)	Security was affiliated during the period but is no longer held as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

39

Roundhill Treasury Bond WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 96.5%
3.62%, 07/14/2026(a)(b)	$4,700,000	$4,693,882
TOTAL U.S. TREASURY BILLS (Cost $4,693,882)		4,693,882
	Shares
MONEY MARKET FUNDS - 5.6%
First American Government Obligations Fund - Class X, 3.57%(c)	270,666	270,666
TOTAL MONEY MARKET FUNDS (Cost $270,666)		270,666
TOTAL INVESTMENTS - 102.1% (Cost $4,964,548)		$4,964,548
Liabilities in Excess of Other Assets - (2.1)%		(100,542)
TOTAL NET ASSETS - 100.0%		$4,864,006

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $2,197,162.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

40

Roundhill Treasury Bond WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
iShares 20+ Year Treasury Bond ETF	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	12/15/2026	$5,850,548	$(121,410)
Net Unrealized Appreciation (Depreciation)							$(121,410)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$4,693,882	$—	$4,693,882
Money Market Funds	270,666	—	—	270,666
Total Investments	$270,666	$4,693,882	$—	$4,964,548
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(121,410)	$—	$(121,410)
Total Other Financial Instruments	$—	$(121,410)	$—	$(121,410)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

41

Roundhill TSLA WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 19.6%
Auto Manufacturers - 19.6%
Tesla, Inc.(a)	47,116	$19,816,990
TOTAL COMMON STOCKS (Cost $18,204,292)		19,816,990
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 67.3%
3.60%, 07/14/2026(b)(c)	$68,000,000	67,912,189
TOTAL U.S. TREASURY BILLS (Cost $67,912,189)		67,912,189
	Shares
MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 3.57%(d)	1,552,121	1,552,121
TOTAL MONEY MARKET FUNDS (Cost $1,552,121)		1,552,121
TOTAL INVESTMENTS - 88.4% (Cost $87,668,602)		$89,281,300
Other Assets in Excess of Liabilities - 11.6%		11,704,581
TOTAL NET ASSETS - 100.0%		$100,985,881

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $61,920,020.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

42

Roundhill TSLA WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	04/20/2027	$99,082,845	$11,779,907
Net Unrealized Appreciation (Depreciation)							$11,779,907

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,816,990	$—	$—	$19,816,990
U.S. Treasury Bills	—	67,912,189	—	67,912,189
Money Market Funds	1,552,121	—	—	1,552,121
Total Investments	$21,369,111	$67,912,189	$—	$89,281,300
Other Financial Instruments:
Total Return Swaps*	$—	$11,779,907	$—	$11,779,907
Total Other Financial Instruments	$—	$11,779,907	$—	$11,779,907

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

43

Roundhill UBER WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 33.6%
Internet - 33.6%(a)
Uber Technologies, Inc.(b)(c)	17,974	$1,297,003
TOTAL COMMON STOCKS (Cost $1,359,059)		1,297,003
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 68.7%
3.60%, 07/14/2026(d)(e)	$2,650,000	2,646,577
TOTAL U.S. TREASURY BILLS (Cost $2,646,577)		2,646,577
	Shares
MONEY MARKET FUNDS - 5.3%
First American Government Obligations Fund - Class X, 3.57%(f)	204,028	204,028
TOTAL MONEY MARKET FUNDS (Cost $204,028)		204,028
TOTAL INVESTMENTS - 107.6% (Cost $4,209,664)		$4,147,608
Liabilities in Excess of Other Assets - (7.6)%		(294,721)
TOTAL NET ASSETS - 100.0%		$3,852,887

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $2,097,291.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

44

Roundhill UBER WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Uber Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	11/24/2026	$3,379,181	$(318,203)
Net Unrealized Appreciation (Depreciation)							$(318,203)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,297,003	$—	$—	$1,297,003
U.S. Treasury Bills	—	2,646,577	—	2,646,577
Money Market Funds	204,028	—	—	204,028
Total Investments	$1,501,031	$2,646,577	$—	$4,147,608
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(318,203)	$—	$(318,203)
Total Other Financial Instruments	$—	$(318,203)	$—	$(318,203)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

45

Roundhill UNH WeeklyPay ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 29.0%
Healthcare-Services - 29.0%(a)
UnitedHealth Group, Inc.(b)	3,742	$1,555,287
TOTAL COMMON STOCKS (Cost $1,207,499)		1,555,287
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 44.6%
3.60%, 07/14/2026(c)(d)	$2,400,000	2,396,899
TOTAL U.S. TREASURY BILLS (Cost $2,396,899)		2,396,899
	Shares
MONEY MARKET FUNDS - 11.9%
First American Government Obligations Fund - Class X, 3.57%(e)	640,699	640,699
TOTAL MONEY MARKET FUNDS (Cost $640,699)		640,699
TOTAL INVESTMENTS - 85.5% (Cost $4,245,097)		$4,592,885
Other Assets in Excess of Liabilities - 14.5%		781,441
TOTAL NET ASSETS - 100.0%		$5,374,326

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of June 30, 2026 was $2,396,904.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

46

Roundhill UNH WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
UnitedHealth Group, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	01/06/2027	$4,926,878	$775,535
Net Unrealized Appreciation (Depreciation)							$775,535

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,555,287	$—	$—	$1,555,287
U.S. Treasury Bills	—	2,396,899	—	2,396,899
Money Market Funds	640,699	—	—	640,699
Total Investments	$2,195,986	$2,396,899	$—	$4,592,885
Other Financial Instruments:
Total Return Swaps*	$—	$775,535	$—	$775,535
Total Other Financial Instruments	$—	$775,535	$—	$775,535

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

47

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Roundhill AAPL WeeklyPay ETF	Roundhill AMD WeeklyPay ETF	Roundhill AMZN WeeklyPay ETF	Roundhill ARM WeeklyPay ETF	Roundhill AVGO WeeklyPay ETF
ASSETS:
Investments, at value	$ 33,172,967	$77,065,674	$ 32,014,105	$ 25,337,933	$ 39,247,666
Unrealized appreciation on swap contracts	4,835,767	44,982,181	2,430,744	3,150,761	5,540,807
Dividends receivable	7,433	19,379	8,321	6,103	11,905
Receivable for fund shares sold	—	—	—	3,566,822	—
Receivable for transaction fee	—	—	—	1,784	—
Total assets	38,016,167	122,067,234	34,453,170	32,063,403	44,800,378
LIABILITIES:
Payable to Adviser	34,478	75,592	29,163	17,097	40,490
Payable for investments purchased	—	—	—	3,507,196	—
Total liabilities	34,478	75,592	29,163	3,524,293	40,490
NET ASSETS	$ 37,981,689	$ 121,991,642	$ 34,424,007	$28,539,110	$ 44,759,888
NET ASSETS CONSIST OF:
Paid-in capital	$ 37,515,104	$65,252,440	$ 37,686,144	$ 31,072,106	$ 51,455,075
Total distributable earnings/(accumulated losses)	466,585	56,739,202	(3,262,137)	(2,532,996)	(6,695,187)
Total net assets	$ 37,981,689	$ 121,991,642	$ 34,424,007	$28,539,110	$ 44,759,888
Net assets	$ 37,981,689	$ 121,991,642	$ 34,424,007	$28,539,110	$ 44,759,888
Shares issued and outstanding (unlimited shares authorized without par value)	1,020,000	1,060,000	960,000	400,000	1,130,000
Net asset value per share	$37.24	$115.09	$35.86	$71.35	$39.61
COST:
Investments, at cost	$ 33,256,207	$62,587,273	$ 31,149,294	$ 22,980,778	$ 37,913,543

The accompanying notes are an integral part of these financial statements.

48

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Roundhill BABA WeeklyPay ETF	Roundhill BRKB WeeklyPay ETF	Roundhill COIN WeeklyPay ETF	Roundhill COST WeeklyPay ETF	Roundhill Gold Miners WeeklyPay ETF
ASSETS:
Investments, at value	$1,685,900	$ 16,472,348	$58,960,911	$11,392,233	$79,509,159
Dividends receivable	4,303	4,090	2,107	4,465	10,130
Unrealized appreciation on swap contracts	—	—	—	279,733	—
Security lending income receivable	—	—	8	—	—
Total assets	1,690,203	16,476,438	58,963,026	11,676,431	79,519,289
LIABILITIES:
Unrealized depreciation on swap contracts	557,675	509,932	25,670,631	—	15,373,192
Payable to Adviser	1,125	12,683	30,834	9,956	59,524
Total liabilities	558,800	522,615	25,701,465	9,956	15,432,716
NET ASSETS	$1,131,403	$ 15,953,823	$33,261,561	$11,666,475	$64,086,573
NET ASSETS CONSIST OF:
Paid-in capital	$6,903,946	$ 18,310,775	$ 123,456,794	$ 12,042,293	$ 105,501,756
Total accumulated losses	(5,772,543)	(2,356,952)	(90,195,233)	(375,818)	(41,415,183)
Total net assets	$1,131,403	$ 15,953,823	$33,261,561	$11,666,475	$64,086,573
Net assets	$1,131,403	$ 15,953,823	$33,261,561	$11,666,475	$64,086,573
Shares issued and outstanding (unlimited shares authorized without par value)	60,000	400,000	4,120,000	290,000	1,760,000
Net asset value per share	$18.86	$39.88	$8.07	$40.23	$36.41
COST:
Investments, at cost	$1,854,992	$ 16,423,408	$59,323,724	$11,444,454	$79,509,159

The accompanying notes are an integral part of these financial statements.

49

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Roundhill Gold WeeklyPay ETF	Roundhill GOOGL WeeklyPay ETF	Roundhill HOOD WeeklyPay ETF	Roundhill META WeeklyPay ETF	Roundhill MSFT WeeklyPay ETF
ASSETS:
Investments, at value	$ 19,441,206	$ 66,765,228	$149,934,189	$28,112,092	$30,938,819
Dividends receivable	2,605	9,045	11,299	6,559	3,496
Unrealized appreciation on swap contracts	—	17,902,775	—	—	—
Receivable for investments sold	—	—	—	3,438	—
Security lending income receivable	—	—	73	—	—
Total assets	19,443,811	84,677,048	149,945,561	28,122,089	30,942,315
LIABILITIES:
Unrealized depreciation on swap contracts	2,260,121	—	4,024,819	3,124,552	3,610,049
Payable to Adviser	16,345	70,363	116,742	20,459	23,451
Payable to custodian	578	—	—	—	—
Total liabilities	2,277,044	70,363	4,141,561	3,145,011	3,633,500
NET ASSETS	$ 17,166,767	$ 84,606,685	$145,804,000	$24,977,078	$27,308,815
NET ASSETS CONSIST OF:
Paid-in capital	$ 25,224,448	$ 78,361,914	$276,287,033	$40,738,570	$42,305,760
Total distributable earnings/(accumulated losses)	(8,057,681)	6,244,771	(130,483,033)	(15,761,492)	(14,996,945)
Total net assets	$ 17,166,767	$ 84,606,685	$145,804,000	$24,977,078	$27,308,815
Net assets	$ 17,166,767	$ 84,606,685	$145,804,000	$24,977,078	$27,308,815
Shares issued and outstanding (unlimited shares authorized without par value)	420,000	1,250,000	5,130,000	1,030,000	1,110,000
Net asset value per share	$40.87	$67.69	$28.42	$24.25	$24.60
COST:
Investments, at cost	$ 19,441,206	$ 65,989,169	$149,158,647	$28,908,954	$32,446,046

The accompanying notes are an integral part of these financial statements.

50

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Roundhill MSTR WeeklyPay ETF	Roundhill NFLX WeeklyPay ETF	Roundhill NVDA WeeklyPay ETF	Roundhill PLTR WeeklyPay ETF	Roundhill Top WeeklyPay ETF
ASSETS:
Investments in unaffiliated securities, at value	$32,053,624	$10,603,215	$97,887,448	$ 126,915,653	$1,319,587
Investments in affiliated securities, at value	—	—	—	—	150,295,743
Deposits at broker for option contracts	666,051	—	—	—	—
Dividends receivable	26,505	1,498	10,268	8,657	864
Unrealized appreciation on swap contracts	—	—	12,261,034	—	—
Security lending income receivable	—	9	—	—	—
Total assets	32,746,180	10,604,722	110,158,750	126,924,310	151,616,194
LIABILITIES:
Payable to Adviser	37,527	9,536	97,399	98,442	—
Unrealized depreciation on swap contracts	—	3,928,558	—	24,506,162	—
Distributions payable	—	—	—	—	1,277,515
Payable for fund shares redeemed	—	—	—	—	4,209
Total liabilities	37,527	3,938,094	97,399	24,604,604	1,281,724
NET ASSETS	$32,708,653	$6,666,628	$ 110,061,351	$ 102,319,706	$150,334,470
NET ASSETS CONSIST OF:
Paid-in capital	$194,452,684	$26,792,774	$ 118,757,866	$ 201,486,953	$268,203,646
Total accumulated losses	(161,744,031)	(20,126,146)	(8,696,515)	(99,167,247)	(117,869,176)
Total net assets	$32,708,653	$6,666,628	$ 110,061,351	$ 102,319,706	$150,334,470
Net assets	$32,708,653	$6,666,628	$ 110,061,351	$ 102,319,706	$150,334,470
Shares issued and outstanding (unlimited shares authorized without par value)	10,340,000	410,000	3,100,000	6,170,000	4,450,000
Net asset value per share	$3.16	$16.26	$35.50	$16.58	$33.78
COST:
Investments in unaffiliated securities, at cost	$30,534,335	$10,728,140	$97,224,559	$ 126,393,640	$1,319,587
Investments in affiliated securities, at cost	$—	$—	$—	$—	$156,063,389

The accompanying notes are an integral part of these financial statements.

51

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Roundhill Treasury Bond WeeklyPay ETF	Roundhill TSLA WeeklyPay ETF	Roundhill UBER WeeklyPay ETF	Roundhill UNH WeeklyPay ETF
ASSETS:
Investments, at value	$ 4,964,548	$89,281,300	$4,147,608	$4,592,885
Receivable for fund shares sold	22,402	—	275,200	—
Dividends receivable	295	4,926	734	1,036
Unrealized appreciation on swap contracts	—	11,779,907	—	775,535
Cash	—	—	—	8,753
Receivable for transaction fee	—	—	138	—
Total assets	4,987,245	101,066,133	4,423,680	5,378,209
LIABILITIES:
Unrealized depreciation on swap contracts	121,410	—	318,203	—
Payable to Adviser	1,829	80,252	2,912	3,883
Payable for investments purchased	—	—	249,678	—
Total liabilities	123,239	80,252	570,793	3,883
NET ASSETS	$ 4,864,006	$ 100,985,881	$3,852,887	$5,374,326
NET ASSETS CONSIST OF:
Paid-in capital	$ 5,357,888	$114,872,845	$8,454,620	$8,185,486
Total accumulated losses	(493,882)	(13,886,964)	(4,601,733)	(2,811,160)
Total net assets	$ 4,864,006	$ 100,985,881	$3,852,887	$5,374,326
Net assets	$ 4,864,006	$ 100,985,881	$3,852,887	$5,374,326
Shares issued and outstanding (unlimited shares authorized without par value)	110,000	4,250,000	140,000	100,000
Net asset value per share	$44.22	$23.76	$27.52	$53.74
COST:
Investments, at cost	$ 4,964,548	$87,668,602	$4,209,664	$4,245,097

The accompanying notes are an integral part of these financial statements.

52

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Roundhill AAPL WeeklyPay ETF	Roundhill AMD WeeklyPay ETF	Roundhill AMZN WeeklyPay ETF	Roundhill ARM WeeklyPay ETF	Roundhill AVGO WeeklyPay ETF
INVESTMENT INCOME:
Dividend income	$61,464	$73,979	$47,248	$18,792	$91,453
Interest income	458,645	507,188	412,853	149,578	537,076
Total investment income	520,109	581,167	460,101	168,370	628,529
EXPENSES:
Investment advisory fee	176,313	299,480	175,682	64,906	233,443
Total expenses	176,313	299,480	175,682	64,906	233,443
Net investment income	343,796	281,687	284,419	103,464	395,086
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,449,007	24,547,899	(22,750)	1,386,249	(631,584)
Swap contracts	(1,577,866)	(2,811,438)	787,596	(2,412,681)	(284,986)
Net realized gain (loss)	871,141	21,736,461	764,846	(1,026,432)	(916,570)
Net change in unrealized appreciation (depreciation) on:
Investments	(182,425)	13,356,937	465,772	3,268,647	817,269
Swap contracts	2,144,150	40,299,401	1,074,969	7,858,875	3,760,962
Net change in unrealized appreciation (depreciation)	1,961,725	53,656,338	1,540,741	11,127,522	4,578,231
Net realized and unrealized gain (loss)	2,832,866	75,392,799	2,305,587	10,101,090	3,661,661
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,176,662	$75,674,486	$2,590,006	$10,204,554	$4,056,747

The accompanying notes are an integral part of these financial statements.

53

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Roundhill BABA WeeklyPay ETF	Roundhill BRKB WeeklyPay ETF	Roundhill COIN WeeklyPay ETF	Roundhill COST WeeklyPay ETF	Roundhill Gold Miners WeeklyPay ETF
INVESTMENT INCOME:
Dividend income	$11,525	$31,069	$20,066	$30,505	$178,753
Interest income	121,946	290,639	1,240,756	199,502	1,124,779
Total investment income	133,471	321,708	1,260,822	230,007	1,303,532
EXPENSES:
Investment advisory fee	38,464	89,410	221,218	77,848	354,391
Total expenses	38,464	89,410	221,218	77,848	354,391
NET INVESTMENT INCOME	95,007	232,298	1,039,604	152,159	949,141
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	137,783	126,763	(3,680,657)	1,348,779	(188)
Swap contracts	(3,279,167)	(390,043)	(30,788,358)	147,977	(7,717,108)
Net realized gain (loss)	(3,141,384)	(263,280)	(34,469,015)	1,496,756	(7,717,296)
Net change in unrealized appreciation (depreciation) on:
Investments	271,694	45,522	1,950,736	87,695	—
Swap contracts	1,817,004	(736,252)	5,765,643	1,138,087	(17,037,389)
Net change in unrealized appreciation (depreciation)	2,088,698	(690,730)	7,716,379	1,225,782	(17,037,389)
Net realized and unrealized gain (loss)	(1,052,686)	(954,010)	(26,752,636)	2,722,538	(24,754,685)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(957,679)	$(721,712)	$(25,713,032)	$2,874,697	$(23,805,544)

The accompanying notes are an integral part of these financial statements.

54

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Roundhill Gold WeeklyPay ETF	Roundhill GOOGL WeeklyPay ETF	Roundhill HOOD WeeklyPay ETF	Roundhill META WeeklyPay ETF	Roundhill MSFT WeeklyPay ETF
INVESTMENT INCOME:
Dividend income	$67,978	$90,096	$95,952	$57,829	$76,181
Interest income	340,719	783,412	3,418,759	400,242	347,585
Total investment income	408,697	873,508	3,514,711	458,071	423,766
EXPENSES:
Investment advisory fee	115,338	388,579	750,193	145,130	122,482
Total expenses	115,338	388,579	750,193	145,130	122,482
NET INVESTMENT INCOME	293,359	484,929	2,764,518	312,941	301,284
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,226)	1,640,510	3,049	(729,383)	(528,755)
Swap contracts	(2,577,235)	78,399	(64,943,025)	(2,795,757)	(4,115,266)
Net realized gain (loss)	(2,579,461)	1,718,909	(64,939,976)	(3,525,140)	(4,644,021)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(585,086)	(668,549)	(509,259)	(1,169,971)
Swap contracts	(2,743,707)	7,474,044	12,310,091	(1,146,234)	(1,532,116)
Net change in unrealized appreciation (depreciation)	(2,743,707)	6,888,958	11,641,542	(1,655,493)	(2,702,087)
Net realized and unrealized gain (loss)	(5,323,168)	8,607,867	(53,298,434)	(5,180,633)	(7,346,108)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,029,809)	$9,092,796	$(50,533,916)	$(4,867,692)	$(7,044,824)

The accompanying notes are an integral part of these financial statements.

55

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Roundhill MSTR WeeklyPay ETF	Roundhill NFLX WeeklyPay ETF	Roundhill NVDA WeeklyPay ETF	Roundhill PLTR WeeklyPay ETF	Roundhill Top WeeklyPay ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$130,268	$22,507	$106,706	$81,853	$5,925
Dividend income from affiliated securities	—	—	—	—	39,712,651
Interest income	—	334,110	1,395,092	2,296,145	—
Total investment income	130,268	356,617	1,501,798	2,377,998	39,718,576
EXPENSES:
Investment advisory fee	255,921	90,480	545,527	751,461	292,157
Total expenses	255,921	90,480	545,527	751,461	292,157
Fee waiver from Adviser	—	—	—	—	(292,157)
Net expenses	255,921	90,480	545,527	751,461	—
NET INVESTMENT INCOME/(LOSS)	(125,653)	266,137	956,271	1,626,537	39,718,576
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(42,174,663)	(2,256,070)	4,724,408	(2,594,491)	—
Investments in affiliated securities	—	—	—	—	(96,751,258)
Swap contracts	—	(8,000,805)	(133,367)	(24,979,097)	—
Other investments	(329,119)	—	—	—	—
Net realized gain (loss)	(42,503,782)	(10,256,875)	4,591,041	(27,573,588)	(96,751,258)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,930,540	1,253,107	(1,429,843)	(6,734,325)	—
Investments in affiliated securities	—	—	—	—	47,040,639
Swap contracts	—	3,415,684	4,422,980	(54,979,352)	—
Net change in unrealized appreciation (depreciation)	4,930,540	4,668,791	2,993,137	(61,713,677)	47,040,639
Net realized and unrealized gain (loss)	(37,573,242)	(5,588,084)	7,584,178	(89,287,265)	(49,710,619)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (37,698,895)	$(5,321,947)	$8,540,449	$(87,660,728)	$(9,992,043)

The accompanying notes are an integral part of these financial statements.

56

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Roundhill Treasury Bond WeeklyPay ETF	Roundhill TSLA WeeklyPay ETF	Roundhill UBER WeeklyPay ETF	Roundhill UNH WeeklyPay ETF
INVESTMENT INCOME:
Dividend income	$9,216	$72,366	$9,043	$22,760
Interest income	62,693	1,488,187	124,265	139,355
Total investment income	71,909	1,560,553	133,308	162,115
EXPENSES:
Investment advisory fee	18,844	552,670	39,708	45,397
Total expenses	18,844	552,670	39,708	45,397
NET INVESTMENT INCOME	53,065	1,007,883	93,600	116,718
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	29,765	5,240,436	(256,200)	(229,226)
Swap contracts	(211,894)	(5,480,757)	(2,165,353)	(2,119,147)
Net realized gain (loss)	(182,129)	(240,321)	(2,421,553)	(2,348,373)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(6,686,694)	66,754	313,877
Swap contracts	(3,836)	(9,536,193)	489,270	622,512
Net change in unrealized appreciation (depreciation)	(3,836)	(16,222,887)	556,024	936,389
Net realized and unrealized gain (loss)	(185,965)	(16,463,208)	(1,865,529)	(1,411,984)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (132,900)	$(15,455,325)	$(1,771,929)	$(1,295,266)

The accompanying notes are an integral part of these financial statements.

57

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Roundhill AAPL WeeklyPay ETF		Roundhill AMD WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$343,796	$330,424	$281,687	$290,491
Net realized gain (loss)	871,141	4,243,373	21,736,461	(3,836,081)
Net change in unrealized appreciation (depreciation)	1,961,725	2,790,802	53,656,338	5,804,244
Net increase (decrease) in net assets from operations	3,176,662	7,364,599	75,674,486	2,258,654
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,954,593)	(330,424)	(20,457,564)	(736,374)
From return of capital	—	(5,418,798)	—	(11,269,844)
Total distributions to shareholders	(4,954,593)	(5,749,222)	(20,457,564)	(12,006,218)
CAPITAL TRANSACTIONS:
Creations	21,103,355	59,334,193	76,042,081	80,428,840
Redemptions	(23,362,852)	(18,973,528)	(62,312,992)	(17,706,178)
ETF transaction fees	10,552	32,523	21,465	49,068
Net increase (decrease) in net assets from capital transactions	(2,248,945)	40,393,188	13,750,554	62,771,730
Net increase (decrease) in net assets	(4,026,876)	42,008,565	68,967,476	53,024,166
NET ASSETS:
Beginning of the period	42,008,565	—	53,024,166	—
End of the period	$37,981,689	$42,008,565	$121,991,642	$53,024,166
SHARES TRANSACTIONS
Shares sold	600,000	1,490,000	1,080,000	1,340,000
Shares redeemed	(620,000)	(450,000)	(1,070,000)	(290,000)
Total increase (decrease) in shares outstanding	(20,000)	1,040,000	10,000	1,050,000

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was July 23, 2025.
The accompanying notes are an integral part of these financial statements.

58

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill AMZN WeeklyPay ETF		Roundhill ARM WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$284,419	$292,376	$103,464	$71,530
Net realized gain (loss)	764,846	(1,188,379)	(1,026,432)	(1,904,514)
Net change in unrealized appreciation (depreciation)	1,540,741	1,754,814	11,127,522	(5,619,606)
Net increase (decrease) in net assets from operations	2,590,006	858,811	10,204,554	(7,452,590)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,417,174)	(293,780)	(5,213,427)	(71,533)
From return of capital	—	(5,562,545)	—	(1,565,869)
Total distributions to shareholders	(6,417,174)	(5,856,325)	(5,213,427)	(1,637,402)
CAPITAL TRANSACTIONS:
Creations	11,039,441	61,162,495	28,882,166	33,153,365
Redemptions	(14,778,180)	(14,225,670)	(27,229,842)	(2,208,648)
ETF transaction fees	12,909	37,694	23,253	17,681
Net increase (decrease) in net assets from capital transactions	(3,725,830)	46,974,519	1,675,577	30,962,398
Net increase (decrease) in net assets	(7,552,998)	41,977,005	6,666,704	21,872,406
NET ASSETS:
Beginning of the period	41,977,005	—	21,872,406	—
End of the period	$34,424,007	$41,977,005	$28,539,110	$21,872,406
SHARES TRANSACTIONS
Shares sold	320,000	1,320,000	480,000	890,000
Shares redeemed	(350,000)	(330,000)	(890,000)	(80,000)
Total increase (decrease) in shares outstanding	(30,000)	990,000	(410,000)	810,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was October 22, 2025.
The accompanying notes are an integral part of these financial statements.

59

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill AVGO WeeklyPay ETF		Roundhill BABA WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$395,086	$348,341	$95,007	$66,140
Net realized gain (loss)	(916,570)	(109,263)	(3,141,384)	(452,827)
Net change in unrealized appreciation (depreciation)	4,578,231	2,296,699	2,088,698	(2,815,465)
Net increase (decrease) in net assets from operations	4,056,747	2,535,777	(957,679)	(3,202,152)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(12,410,899)	(876,812)	(1,546,572)	(66,140)
From return of capital	—	(9,057,448)	—	(1,238,586)
Total distributions to shareholders	(12,410,899)	(9,934,260)	(1,546,572)	(1,304,726)
CAPITAL TRANSACTIONS:
Creations	14,905,090	76,911,304	1,017,114	28,732,342
Redemptions	(19,010,424)	(12,355,038)	(20,023,059)	(1,605,970)
ETF transaction fees	16,958	44,633	6,936	15,169
Net increase (decrease) in net assets from capital transactions	(4,088,376)	64,600,899	(18,999,009)	27,141,541
Net increase (decrease) in net assets	(12,442,528)	57,202,416	(21,503,260)	22,634,663
NET ASSETS:
Beginning of the period	57,202,416	—	22,634,663	—
End of the period	$44,759,888	$57,202,416	$1,131,403	$22,634,663
SHARES TRANSACTIONS
Shares sold	360,000	1,420,000	30,000	620,000
Shares redeemed	(430,000)	(220,000)	(550,000)	(40,000)
Total increase (decrease) in shares outstanding	(70,000)	1,200,000	(520,000)	580,000

(a)	Inception date of the Fund was July 23, 2025.
(b)	Inception date of the Fund was October 22, 2025.
The accompanying notes are an integral part of these financial statements.

60

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill BRKB WeeklyPay ETF		Roundhill COIN WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$232,298	$268,406	$1,039,604	$1,083,953
Net realized gain (loss)	(263,280)	793,305	(34,469,015)	(13,026,299)
Net change in unrealized appreciation (depreciation)	(690,730)	229,738	7,716,379	(33,749,823)
Net increase (decrease) in net assets from operations	(721,712)	1,291,449	(25,713,032)	(45,692,169)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,620,477)	(268,807)	(14,865,165)	(1,107,451)
From return of capital	—	(2,318,485)	—	(30,551,458)
Total distributions to shareholders	(1,620,477)	(2,587,292)	(14,865,165)	(31,658,909)
CAPITAL TRANSACTIONS:
Creations	1,575,092	54,075,663	26,151,672	158,166,203
Redemptions	(15,011,627)	(21,079,420)	(22,328,568)	(10,926,655)
ETF transaction fees	2,281	29,866	24,240	103,944
Net increase (decrease) in net assets from capital transactions	(13,434,254)	33,026,109	3,847,344	147,343,492
Net increase (decrease) in net assets	(15,776,443)	31,730,266	(36,730,853)	69,992,414
NET ASSETS:
Beginning of the period	31,730,266	—	69,992,414	—
End of the period	$15,953,823	$31,730,266	$33,261,561	$69,992,414
SHARES TRANSACTIONS
Shares sold	40,000	1,170,000	2,060,000	3,800,000
Shares redeemed	(350,000)	(460,000)	(1,460,000)	(280,000)
Total increase (decrease) in shares outstanding	(310,000)	710,000	600,000	3,520,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

61

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill COST WeeklyPay ETF		Roundhill Gold Miners WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$152,159	$62,419	$949,141	$50,013
Net realized gain (loss)	1,496,756	(150,480)	(7,717,296)	(12,052)
Net change in unrealized appreciation (depreciation)	1,225,782	(998,270)	(17,037,389)	1,664,197
Net increase (decrease) in net assets from operations	2,874,697	(1,086,331)	(23,805,544)	1,702,158
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,099,711)	(64,473)	(19,261,784)	(50,013)
From return of capital	—	(620,375)	—	(1,041,741)
Total distributions to shareholders	(2,099,711)	(684,848)	(19,261,784)	(1,091,754)
CAPITAL TRANSACTIONS:
Creations	913,676	28,986,027	83,395,342	28,326,236
Redemptions	(15,961,538)	(1,293,107)	(5,236,560)	—
ETF transaction fees	2,470	15,140	44,316	14,163
Net increase (decrease) in net assets from capital transactions	(15,045,392)	27,708,060	78,203,098	28,340,399
Net increase (decrease) in net assets	(14,270,406)	25,936,881	35,135,770	28,950,803
NET ASSETS:
Beginning of the period	25,936,881	—	28,950,803	—
End of the period	$11,666,475	$25,936,881	$64,086,573	$28,950,803
SHARES TRANSACTIONS
Shares sold	20,000	640,000	1,370,000	500,000
Shares redeemed	(340,000)	(30,000)	(110,000)	—
Total increase (decrease) in shares outstanding	(320,000)	610,000	1,260,000	500,000

(a)	Inception date of the Fund was October 22, 2025.
(b)	Inception date of the Fund was October 29, 2025.
The accompanying notes are an integral part of these financial statements.

62

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Gold WeeklyPay ETF		Roundhill GOOGL WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$293,359	$35,013	$484,929	$301,191
Net realized gain (loss)	(2,579,461)	(827)	1,718,909	8,147,229
Net change in unrealized appreciation (depreciation)	(2,743,707)	483,586	6,888,958	11,789,876
Net increase (decrease) in net assets from operations	(5,029,809)	517,772	9,092,796	20,238,296
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,510,049)	(35,595)	(14,200,266)	(321,188)
From return of capital	—	(286,353)	—	(7,713,219)
Total distributions to shareholders	(3,510,049)	(321,948)	(14,200,266)	(8,034,407)
CAPITAL TRANSACTIONS:
Creations	21,377,333	13,615,641	38,254,570	77,513,906
Redemptions	(9,504,422)	—	(16,579,523)	(21,737,236)
ETF transaction fees	15,441	6,808	19,127	39,422
Net increase (decrease) in net assets from capital transactions	11,888,352	13,622,449	21,694,174	55,816,092
Net increase (decrease) in net assets	3,348,494	13,818,273	16,586,704	68,019,981
NET ASSETS:
Beginning of the period	13,818,273	—	68,019,981	—
End of the period	$17,166,767	$13,818,273	$84,606,685	$68,019,981
SHARES TRANSACTIONS
Shares sold	350,000	260,000	540,000	1,250,000
Shares redeemed	(190,000)	—	(250,000)	(290,000)
Total increase (decrease) in shares outstanding	160,000	260,000	290,000	960,000

(a)	Inception date of the Fund was October 29, 2025.
(b)	Inception date of the Fund was July 23, 2025.
The accompanying notes are an integral part of these financial statements.

63

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill HOOD WeeklyPay ETF		Roundhill META WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$2,764,518	$2,538,485	$312,941	$355,299
Net realized gain (loss)	(64,939,976)	(16,919,685)	(3,525,140)	(3,532,768)
Net change in unrealized appreciation (depreciation)	11,641,542	(14,890,819)	(1,655,493)	(2,265,921)
Net increase (decrease) in net assets from operations	(50,533,916)	(29,272,019)	(4,867,692)	(5,443,390)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(47,911,503)	(2,765,595)	(5,091,910)	(358,500)
From return of capital	—	(83,653,014)	—	(5,818,204)
Total distributions to shareholders	(47,911,503)	(86,418,609)	(5,091,910)	(6,176,704)
CAPITAL TRANSACTIONS:
Creations	21,235,738	470,003,655	8,211,741	69,711,167
Redemptions	(85,893,827)	(45,751,919)	(19,057,528)	(12,363,278)
ETF transaction fees	53,565	292,835	13,635	41,037
Net increase (decrease) in net assets from capital transactions	(64,604,524)	424,544,571	(10,832,152)	57,388,926
Net increase (decrease) in net assets	(163,049,943)	308,853,943	(20,791,754)	45,768,832
NET ASSETS:
Beginning of the period	308,853,943	—	45,768,832	—
End of the period	$145,804,000	$308,853,943	$24,977,078	$45,768,832
SHARES TRANSACTIONS
Shares sold	850,000	7,180,000	290,000	1,630,000
Shares redeemed	(2,210,000)	(690,000)	(540,000)	(350,000)
Total increase (decrease) in shares outstanding	(1,360,000)	6,490,000	(250,000)	1,280,000

(a)	Inception date of the Fund was June 17, 2025.
The accompanying notes are an integral part of these financial statements.

64

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill MSFT WeeklyPay ETF		Roundhill MSTR WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$301,284	$249,055	$(125,653)	$(62,785)
Net realized gain (loss)	(4,644,021)	(1,902,522)	(42,503,782)	(100,691,880)
Net change in unrealized appreciation (depreciation)	(2,702,087)	(2,415,189)	4,930,540	(3,411,251)
Net increase (decrease) in net assets from operations	(7,044,824)	(4,068,656)	(37,698,895)	(104,165,916)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,634,410)	(249,055)	(19,942,005)	—
From return of capital	—	(3,184,484)	—	(31,426,434)
Total distributions to shareholders	(3,634,410)	(3,433,539)	(19,942,005)	(31,426,434)
CAPITAL TRANSACTIONS:
Creations	18,657,621	49,708,607	46,017,639	197,345,018
Redemptions	(11,394,657)	(11,526,971)	(17,472,921)	—
ETF transaction fees	15,026	30,618	12,698	39,469
Net increase (decrease) in net assets from capital transactions	7,277,990	38,212,254	28,557,416	197,384,487
Net increase (decrease) in net assets	(3,401,244)	30,710,059	(29,083,484)	61,792,137
NET ASSETS:
Beginning of the period	30,710,059	—	61,792,137	—
End of the period	$27,308,815	$30,710,059	$32,708,653	$61,792,137
SHARES TRANSACTIONS
Shares sold	670,000	1,070,000	6,530,000	6,310,000
Shares redeemed	(340,000)	(290,000)	(2,500,000)	—
Total increase (decrease) in shares outstanding	330,000	780,000	4,030,000	6,310,000

(a)	Inception date of the Fund was July 23, 2025.
The accompanying notes are an integral part of these financial statements.

65

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill NFLX WeeklyPay ETF		Roundhill NVDA WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$266,137	$277,787	$956,271	$832,221
Net realized gain (loss)	(10,256,875)	(2,817,947)	4,591,041	(2,623,217)
Net change in unrealized appreciation (depreciation)	4,668,791	(8,722,274)	2,993,137	9,930,786
Net increase (decrease) in net assets from operations	(5,321,947)	(11,262,434)	8,540,449	8,139,790
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,259,256)	(282,510)	(24,544,533)	(832,221)
From return of capital	—	(4,607,565)	—	(24,864,030)
Total distributions to shareholders	(3,259,256)	(4,890,075)	(24,544,533)	(25,696,251)
CAPITAL TRANSACTIONS:
Creations	1,095,553	54,801,302	37,236,707	143,042,601
Redemptions	(16,851,902)	(7,684,830)	(24,856,321)	(11,919,860)
ETF transaction fees	8,974	31,243	18,619	100,150
Net increase (decrease) in net assets from capital transactions	(15,747,375)	47,147,715	12,399,005	131,222,891
Net increase (decrease) in net assets	(24,328,578)	30,995,206	(3,605,079)	113,666,430
NET ASSETS:
Beginning of the period	30,995,206	—	113,666,430	—
End of the period	$6,666,628	$30,995,206	$110,061,351	$113,666,430
SHARES TRANSACTIONS
Shares sold	50,000	1,360,000	1,020,000	3,000,000
Shares redeemed	(770,000)	(230,000)	(640,000)	(280,000)
Total increase (decrease) in shares outstanding	(720,000)	1,130,000	380,000	2,720,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

66

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill PLTR WeeklyPay ETF		Roundhill Top WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$1,626,537	$1,676,624	$39,718,576	$2,673,127
Net realized gain (loss)	(27,573,588)	(9,225,616)	(96,751,258)	(7,973,003)
Net change in unrealized appreciation (depreciation)	(61,713,677)	37,729,528	47,040,639	(52,808,285)
Net increase (decrease) in net assets from operations	(87,660,728)	30,180,536	(9,992,043)	(58,108,161)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(39,840,030)	(1,847,025)	(39,646,451)	(8,745,635)
From return of capital	—	(81,320,452)	—	(54,717,741)
Total distributions to shareholders	(39,840,030)	(83,167,477)	(39,646,451)	(63,463,376)
CAPITAL TRANSACTIONS:
Creations	22,145,009	312,742,948	4,195,148	632,819,687
Redemptions	(35,659,394)	(16,669,769)	(165,665,643)	(149,804,691)
ETF transaction fees	28,902	219,709	—	—
Net increase (decrease) in net assets from capital transactions	(13,485,483)	296,292,888	(161,470,495)	483,014,996
Net increase (decrease) in net assets	(140,986,241)	243,305,947	(211,108,989)	361,443,459
NET ASSETS:
Beginning of the period	243,305,947	—	361,443,459	—
End of the period	$102,319,706	$243,305,947	$150,334,470	$361,443,459
SHARES TRANSACTIONS
Shares sold	920,000	6,950,000	110,000	11,910,000
Shares redeemed	(1,260,000)	(440,000)	(4,260,000)	(3,310,000)
Total increase (decrease) in shares outstanding	(340,000)	6,510,000	(4,150,000)	8,600,000

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was September 3, 2025.
The accompanying notes are an integral part of these financial statements.

67

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill Treasury Bond WeeklyPay ETF		Roundhill TSLA WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$53,065	$14,282	$1,007,883	$818,810
Net realized gain (loss)	(182,129)	(1,776)	(240,321)	1,816,780
Net change in unrealized appreciation (depreciation)	(3,836)	(117,574)	(16,222,887)	29,615,492
Net increase (decrease) in net assets from operations	(132,900)	(105,068)	(15,455,325)	32,251,082
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(241,632)	(14,282)	(25,560,609)	(869,627)
From return of capital	—	(51,811)	—	(41,199,772)
Total distributions to shareholders	(241,632)	(66,093)	(25,560,609)	(42,069,399)
CAPITAL TRANSACTIONS:
Creations	5,534,539	4,917,323	16,940,978	173,481,153
Redemptions	(5,049,914)	—	(24,785,699)	(13,944,026)
ETF transaction fees	5,292	2,459	11,744	115,982
Net increase (decrease) in net assets from capital transactions	489,917	4,919,782	(7,832,977)	159,653,109
Net increase (decrease) in net assets	115,385	4,748,621	(48,848,911)	149,834,792
NET ASSETS:
Beginning of the period	4,748,621	—	149,834,792	—
End of the period	$4,864,006	$4,748,621	$100,985,881	$149,834,792
SHARES TRANSACTIONS
Shares sold	120,000	100,000	660,000	4,890,000
Shares redeemed	(110,000)	—	(900,000)	(400,000)
Total increase (decrease) in shares outstanding	10,000	100,000	(240,000)	4,490,000

(a)	Inception date of the Fund was November 12, 2025.
(b)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

68

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill UBER WeeklyPay ETF		Roundhill UNH WeeklyPay ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$93,600	$61,680	$116,718	$15,540
Net realized gain (loss)	(2,421,553)	(382,935)	(2,348,373)	(2,945)
Net change in unrealized appreciation (depreciation)	556,024	(936,283)	936,389	186,934
Net increase (decrease) in net assets from operations	(1,771,929)	(1,257,538)	(1,295,266)	199,529
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,510,586)	(61,680)	(1,699,189)	(16,234)
From return of capital	—	(982,052)	—	(369,284)
Total distributions to shareholders	(1,510,586)	(1,043,732)	(1,699,189)	(385,518)
CAPITAL TRANSACTIONS:
Creations	2,678,813	27,644,777	2,326,319	23,635,302
Redemptions	(19,717,414)	(1,192,782)	(17,426,268)	—
ETF transaction fees	8,859	14,419	7,599	11,818
Net increase (decrease) in net assets from capital transactions	(17,029,742)	26,466,414	(15,092,350)	23,647,120
Net increase (decrease) in net assets	(20,312,257)	24,165,144	(18,086,805)	23,461,131
NET ASSETS:
Beginning of the period	24,165,144	—	23,461,131	—
End of the period	$3,852,887	$24,165,144	$5,374,326	$23,461,131
SHARES TRANSACTIONS
Shares sold	90,000	640,000	50,000	470,000
Shares redeemed	(560,000)	(30,000)	(420,000)	—
Total increase (decrease) in shares outstanding	(470,000)	610,000	(370,000)	470,000

(a)	Inception date of the Fund was October 22, 2025.
(b)	Inception date of the Fund was December 2, 2025.
The accompanying notes are an integral part of these financial statements.

69

ROUNDHILL AAPL WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$40.39	$50.16
INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.71
Net realized and unrealized gain (loss) on investments(c)	1.60	1.11
Total from investment operations	1.96	1.82
LESS DISTRIBUTIONS FROM:
Net investment income	(5.12)	(0.67)
Return of capital	—	(10.99)
Total distributions	(5.12)	(11.66)
ETF transaction fees per share	0.01	0.07
Net asset value, end of period	$37.24	$40.39
Total return(d)	5.66%	8.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,982	$42,009
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.93%	2.04%
Portfolio turnover rate(d)(f)	1%	33%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

70

ROUNDHILL AMD WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.50	$50.19
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.46
Net realized and unrealized gain (loss) on investments(c)	86.76	17.32
Total from investment operations	87.05	17.78
LESS DISTRIBUTIONS FROM:
Net investment income	(22.48)	(1.08)
Return of capital	—	(16.47)
Total distributions	(22.48)	(17.55)
ETF transaction fees per share	0.02	0.08
Net asset value, end of period	$115.09	$50.50
Total return(d)	213.53%	37.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$121,992	$53,024
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	0.93%	1.83%
Portfolio turnover rate(d)(f)	92%	81%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

71

ROUNDHILL AMZN WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$42.40	$49.98
INVESTMENT OPERATIONS:
Net investment income(b)	0.31	0.54
Net realized and unrealized gain (loss) on investments(c)	0.17	2.52
Total from investment operations	0.48	3.06
LESS DISTRIBUTIONS FROM:
Net investment income	(7.03)	(0.54)
Return of capital	—	(10.17)
Total distributions	(7.03)	(10.71)
ETF transaction fees per share	0.01	0.07
Net asset value, end of period	$35.86	$42.40
Total return(d)	1.17%	6.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,424	$41,977
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.60%	2.19%
Portfolio turnover rate(d)(f)	37%	80%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

72

ROUNDHILL ARM WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.00	$50.45
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.16
Net realized and unrealized gain (loss) on investments(c)	62.33	(19.22)
Total from investment operations	62.62	(19.06)
LESS DISTRIBUTIONS FROM:
Net investment income	(18.33)	(0.19)
Return of capital	—	(4.24)
Total distributions	(18.33)	(4.43)
ETF transaction fees per share	0.06	0.04
Net asset value, end of period	$71.35	$27.00
Total return(d)	279.65%	−40.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,539	$21,872
Ratio of expenses to average net assets(e)	0.99%	1.00%
Ratio of tax expenses to average net assets(e)	—%	0.01%
Ratio of expenses to average net assets excluding tax expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.58%	2.52%
Portfolio turnover rate(d)(f)	139%	28%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

73

ROUNDHILL AVGO WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$47.67	$50.66
INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.51
Net realized and unrealized gain (loss) on investments(c)	3.02	11.27
Total from investment operations	3.39	11.78
LESS DISTRIBUTIONS FROM:
Net investment income	(11.47)	(1.31)
Return of capital	—	(13.53)
Total distributions	(11.47)	(14.84)
ETF transaction fees per share	0.02	0.07
Net asset value, end of period	$39.61	$47.67
Total return(d)	7.82%	23.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,760	$57,202
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.68%	2.16%
Portfolio turnover rate(d)(f)	67%	51%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

ROUNDHILL BABA WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$39.03	$50.11
INVESTMENT OPERATIONS:
Net investment income(b)	0.46	0.19
Net realized and unrealized gain (loss) on investments(c)	(14.02)	(7.14)
Total from investment operations	(13.56)	(6.95)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.64)	(0.21)
Return of capital	—	(3.96)
Total distributions	(6.64)	(4.17)
ETF transaction fees per share	0.03	0.04
Net asset value, end of period	$18.86	$39.03
Total return(d)	−40.96%	−14.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,131	$22,635
Ratio of expenses to average net assets(e)	0.99%	1.00%
Ratio of tax expenses to average net assets(e)	—%	0.01%
Ratio of expenses to average net assets excluding tax expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.45%	2.38%
Portfolio turnover rate(d)(f)	59%	18%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

75

ROUNDHILL BRKB WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$44.69	$49.94
INVESTMENT OPERATIONS:
Net investment income(b)	0.52	0.58
Net realized and unrealized gain (loss) on investments(c)	(1.67)	0.56
Total from investment operations	(1.15)	1.14
LESS DISTRIBUTIONS FROM:
Net investment income	(3.67)	(0.67)
Return of capital	—	(5.78)
Total distributions	(3.67)	(6.45)
ETF transaction fees per share	0.01	0.06
Net asset value, end of period	$39.88	$44.69
Total return(d)	−2.32%	2.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,954	$31,730
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.57%	2.34%
Portfolio turnover rate(d)(f)	3%	22%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

76

ROUNDHILL COIN WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.88	$50.20
INVESTMENT OPERATIONS:
Net investment income(b)	0.31	0.84
Net realized and unrealized gain (loss) on investments(c)	(7.61)	(7.33)
Total from investment operations	(7.30)	(6.49)
LESS DISTRIBUTIONS FROM:
Net investment income	(4.52)	(0.84)
Return of capital	—	(23.07)
Total distributions	(4.52)	(23.91)
ETF transaction fees per share	0.01	0.08
Net asset value, end of period	$8.07	$19.88
Total return(d)	−43.30%	−25.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,262	$69,992
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	4.65%	2.87%
Portfolio turnover rate(d)(f)	152%	79%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

ROUNDHILL COST WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$42.52	$49.93
INVESTMENT OPERATIONS:
Net investment income(b)	0.44	0.19
Net realized and unrealized gain (loss) on investments(c)	3.44	(5.54)
Total from investment operations	3.88	(5.35)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.18)	(0.20)
Return of capital	—	(1.91)
Total distributions	(6.18)	(2.11)
ETF transaction fees per share	0.01	0.05
Net asset value, end of period	$40.23	$42.52
Total return(d)	8.13%	−10.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,666	$25,937
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.94%	2.24%
Portfolio turnover rate(d)(f)	42%	10%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

ROUNDHILL GOLD MINERS WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$57.90	$50.06
INVESTMENT OPERATIONS:
Net investment income(b)	0.70	0.26
Net realized and unrealized gain (loss) on investments(c)	(7.40)	11.85
Total from investment operations	(6.70)	12.11
LESS DISTRIBUTIONS FROM:
Net investment income	(14.82)	(0.20)
Return of capital	—	(4.14)
Total distributions	(14.82)	(4.34)
ETF transaction fees per share	0.03	0.07
Net asset value, end of period	$36.41	$57.90
Total return(d)	−17.99%	24.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,087	$28,951
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.65%	2.61%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

79

ROUNDHILL GOLD WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$53.15	$50.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.67	0.25
Net realized and unrealized gain (loss) on investments(c)	(4.95)	4.74
Total from investment operations	(4.28)	4.99
LESS DISTRIBUTIONS FROM:
Net investment income	(8.04)	(0.22)
Return of capital	—	(1.77)
Total distributions	(8.04)	(1.99)
ETF transaction fees per share	0.04	0.05
Net asset value, end of period	$40.87	$53.15
Total return(d)	−10.86%	10.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,167	$13,818
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.52%	2.78%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was October 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

ROUNDHILL GOOGL WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$70.85	$50.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.43	0.53
Net realized and unrealized gain (loss) on investments(c)	8.94	34.23
Total from investment operations	9.37	34.76
LESS DISTRIBUTIONS FROM:
Net investment income	(12.55)	(0.56)
Return of capital	—	(13.44)
Total distributions	(12.55)	(14.00)
ETF transaction fees per share	0.02	0.07
Net asset value, end of period	$67.69	$70.85
Total return(d)	14.25%	77.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,607	$68,020
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.24%	1.80%
Portfolio turnover rate(d)(f)	24%	16%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

ROUNDHILL HOOD WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$47.59	$50.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.54	0.90
Net realized and unrealized gain (loss) on investments(c)	(10.47)	28.82
Total from investment operations	(9.93)	29.72
LESS DISTRIBUTIONS FROM:
Net investment income	(9.25)	(1.03)
Return of capital	—	(31.23)
Total distributions	(9.25)	(32.26)
ETF transaction fees per share	0.01	0.10
Net asset value, end of period	$28.42	$47.59
Total return(d)	−18.06%	53.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$145,804	$308,854
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.65%	2.69%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

ROUNDHILL META WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$35.76	$49.93
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.54
Net realized and unrealized gain (loss) on investments(c)	(6.53)	(3.71)
Total from investment operations	(6.21)	(3.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.31)	(0.64)
Return of capital	—	(10.42)
Total distributions	(5.31)	(11.06)
ETF transaction fees per share	0.01	0.06
Net asset value, end of period	$24.25	$35.76
Total return(d)	−19.32%	−8.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,977	$45,769
Ratio of expenses to average net assets(e)	0.99%	0.98%
Ratio of net investment income (loss) to average net assets(e)	2.13%	2.58%
Portfolio turnover rate(d)(f)	36%	65%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

ROUNDHILL MSFT WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$39.37	$50.06
INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.49
Net realized and unrealized gain (loss) on investments(c)	(10.86)	(3.28)
Total from investment operations	(10.50)	(2.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(4.29)	(0.58)
Return of capital	—	(7.38)
Total distributions	(4.29)	(7.96)
ETF transaction fees per share	0.02	0.06
Net asset value, end of period	$24.60	$39.37
Total return(d)	−27.93%	−6.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,309	$30,710
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.44%	2.59%
Portfolio turnover rate(d)(f)	37%	69%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

ROUNDHILL MSTR WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.79	$50.07
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(3.75)	(29.78)
Total from investment operations	(3.77)	(29.80)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.86)	—
Return of capital	—	(10.49)
Total distributions	(2.86)	(10.49)
ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$3.16	$9.79
Total return(e)	−52.97%	−71.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,709	$61,792
Ratio of expenses to average net assets(f)	0.99%	0.99%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	(0.49)%	(0.19)%
Portfolio turnover rate(e)(h)	—%	553%

(a)	Inception date of the Fund was July 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

ROUNDHILL NFLX WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.43	$49.86
INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.50
Net realized and unrealized gain (loss) on investments(c)	(7.39)	(12.33)
Total from investment operations	(7.05)	(11.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(4.13)	(0.62)
Return of capital	—	(10.04)
Total distributions	(4.13)	(10.66)
ETF transaction fees per share	0.01	0.06
Net asset value, end of period	$16.26	$27.43
Total return(d)	−29.25%	−28.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,667	$30,995
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.91%	2.59%
Portfolio turnover rate(d)(f)	26%	65%

(a)	Inception date of the Fund was June 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

86

ROUNDHILL NVDA WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$41.79	$49.96
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.76
Net realized and unrealized gain (loss) on investments(c)	1.94	11.70
Total from investment operations	2.27	12.46
LESS DISTRIBUTIONS FROM:
Net investment income	(8.57)	(0.67)
Return of capital	—	(20.05)
Total distributions	(8.57)	(20.72)
ETF transaction fees per share	0.01	0.09
Net asset value, end of period	$35.50	$41.79
Total return(d)	5.89%	33.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$110,061	$113,666
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.74%	1.92%
Portfolio turnover rate(d)(f)	39%	59%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

87

ROUNDHILL PLTR WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$37.37	$50.67
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.61
Net realized and unrealized gain (loss) on investments(c)	(14.38)	13.04
Total from investment operations	(14.11)	13.65
LESS DISTRIBUTIONS FROM:
Net investment income	(6.68)	(0.60)
Return of capital	—	(26.43)
Total distributions	(6.68)	(27.03)
ETF transaction fees per share	0.00(d)	0.08
Net asset value, end of period	$16.58	$37.37
Total return(e)	−42.34%	38.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$102,320	$243,306
Ratio of expenses to average net assets(f)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	2.14%	1.64%
Portfolio turnover rate(e)(g)	35%	60%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

88

ROUNDHILL TOP WEEKLYPAY ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$42.03	$50.47
INVESTMENT OPERATIONS:
Net investment income(b)	7.39	0.38
Net realized and unrealized gain (loss) on investments(c)	(8.34)	0.19
Total from investment operations	(0.95)	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	(7.30)	(1.24)
Return of capital	—	(7.77)
Total distributions	(7.30)	(9.01)
Net asset value, end of period	$33.78	$42.03
Total return(d)	−2.29%	−0.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$150,334	$361,443
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	0.29%	0.29%
After expense waiver/recoupment(e)(f)	—%	—%
Ratio of net investment income (loss) to average net assets(e)(f)	39.43%	2.45%
Portfolio turnover rate(d)(g)	57%	42%

(a)	Inception date of the Fund was September 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

89

Roundhill Treasury Bond WeeklyPay ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$47.49	$50.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.64	0.19
Net realized and unrealized gain (loss) on investments(c)	(1.01)	(1.98)
Total from investment operations	(0.37)	(1.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.96)	(0.17)
Return of capital	—	(0.61)
Total distributions	(2.96)	(0.78)
ETF transaction fees per share	0.06	0.03
Net asset value, end of period	$44.22	$47.49
Total return(d)	−0.69%	−3.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,864	$4,749
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.79%	2.96%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was November 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

90

Roundhill TSLA WeeklyPay ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.37	$50.08
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.47
Net realized and unrealized gain (loss) on investments(c)	(3.89)	4.47
Total from investment operations	(3.66)	4.94
LESS DISTRIBUTIONS FROM:
Net investment income	(5.95)	(0.45)
Return of capital	—	(21.27)
Total distributions	(5.95)	(21.72)
ETF transaction fees per share	0.00(d)	0.07
Net asset value, end of period	$23.76	$33.37
Total return(e)	−10.56%	23.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100,986	$149,835
Ratio of expenses to average net assets(f)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	1.81%	1.54%
Portfolio turnover rate(e)(g)	48%	34%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

Roundhill UBER WeeklyPay ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$39.62	$50.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.40	0.18
Net realized and unrealized gain (loss) on investments(c)	(6.26)	(7.10)
Total from investment operations	(5.86)	(6.92)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.28)	(0.21)
Return of capital	—	(3.34)
Total distributions	(6.28)	(3.55)
ETF transaction fees per share	0.04	0.04
Net asset value, end of period	$27.52	$39.62
Total return(d)	−15.70%	−14.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,853	$24,165
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.33%	2.21%
Portfolio turnover rate(d)(f)	75%	12%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

Roundhill UNH WeeklyPay ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.92	$50.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.57	0.09
Net realized and unrealized gain (loss) on investments(c)	11.71	1.11
Total from investment operations	12.28	1.20
LESS DISTRIBUTIONS FROM:
Net investment income	(8.50)	(0.06)
Return of capital	—	(1.34)
Total distributions	(8.50)	(1.40)
ETF transaction fees per share	0.04	0.07
Net asset value, end of period	$53.74	$49.92
Total return(d)	29.76%	2.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,374	$23,461
Ratio of expenses to average net assets(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	2.55%	2.33%
Portfolio turnover rate(d)(f)	90%	0%(g)

(a)	Inception date of the Fund was December 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

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ROUNDHILL ETF TRUST WEEKLYPAY ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The Roundhill WeeklyPay ETFs are series of Roundhill ETF Trust. The Trust was organized as a Delaware statutory trust on May 2, 2023, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Roundhill WeeklyPay ETFs consist of 24 active series identified below (each a “Fund” and collectively, the “Funds”).

Fund Name	Reference Asset	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Roundhill AAPL WeeklyPay ETF	Apple, Inc.	AAPW	Non-Diversified	February 18, 2025
Roundhill AMD WeeklyPay ETF	Advanced Micro Devices, Inc.	AMDW	Non-Diversified	July 23, 2025
Roundhill AMZN WeeklyPay ETF	Amazon.com, Inc.	AMZW	Non-Diversified	June 17, 2025
Roundhill ARM WeeklyPay ETF	Arm Holdings PLC	ARMW	Non-Diversified	October 22, 2025
Roundhill AVGO WeeklyPay ETF	Broadcom Inc.	AVGW	Non-Diversified	July 23, 2025
Roundhill BABA WeeklyPay ETF	Alibaba Group Holding Limited	BABW	Non-Diversified	October 22, 2025
Roundhill BRKB WeeklyPay ETF	Berkshire Hathaway, Inc. Class B	BRKW	Non-Diversified	June 17, 2025
Roundhill COIN WeeklyPay ETF	Coinbase Global, Inc.	COIW	Non-Diversified	February 18, 2025
Roundhill COST WeeklyPay ETF	Costco Wholesale Corp.	COSW	Non-Diversified	October 22, 2025
Roundhill Gold Miners WeeklyPay ETF	VanEck Gold Miners ETF	GDXW	Non-Diversified	October 29, 2025
Roundhill Gold WeeklyPay ETF	SPDR Gold Trust	GLDW	Non-Diversified	October 29, 2025
Roundhill GOOGL WeeklyPay ETF	Alphabet Inc. Class A	GOOW	Non-Diversified	July 23, 2025
Roundhill HOOD WeeklyPay ETF	Robinhood Markets, Inc.	HOOW	Non-Diversified	June 17, 2025
Roundhill META WeeklyPay ETF	Meta Platforms, Inc.	METW	Non-Diversified	June 17, 2025
Roundhill MSFT WeeklyPay ETF	Microsoft Corp.	MSFW	Non-Diversified	July 23, 2025
Roundhill MSTR WeeklyPay ETF	Strategy Inc. Class A	MSTW	Non-Diversified	July 23, 2025
Roundhill NFLX WeeklyPay ETF	Netflix, Inc.	NFLW	Non-Diversified	June 17, 2025
Roundhill NVDA WeeklyPay ETF	NVIDIA Corp.	NVDW	Non-Diversified	February 18, 2025
Roundhill PLTR WeeklyPay ETF	Palantir Technologies, Inc.	PLTW	Non-Diversified	February 18, 2025
Roundhill Top WeeklyPay ETF (Formerly the Roundhill WeeklyPay Universe ETF)	WeeklyPay Universe Index	TOPW	Non-Diversified	September 3, 2025
Roundhill Treasury Bond WeeklyPay ETF	iShares 20+ Year Treasury Bond ETF	TSYW	Non-Diversified	November 12, 2025
Roundhill TSLA WeeklyPay ETF	Tesla, Inc.	TSLW	Non-Diversified	February 18, 2025
Roundhill UBER WeeklyPay ETF	Uber Technologies, Inc.	UBEW	Non-Diversified	October 22, 2025
Roundhill UNH WeeklyPay ETF	UnitedHealth Group, Inc.	UNHW	Non-Diversified	December 2, 2025

Each Fund, excluding the Roundhill Top WeeklyPay ETF, is actively managed with a primary investment objective to pay weekly distributions and secondary objective to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the respective reference asset as indicated above. The Roundhill Top WeeklyPay ETF seeks to track the total return performance, before fees and expenses, of the Solactive Roundhill WeeklyPayTM Universe Index (the “Index”).
Costs incurred in connection with the registration and initial public offering of shares for each Fund were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”).
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follow the significant accounting policies described below.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3.
Flexible exchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
the security is primarily traded at the time of valuation. Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value. Total return swaps are valued using the closing price of the underlying security for each contract.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available evaluated mean or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be completed by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on specific identification.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statement of Operations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book to tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – The Funds enter into total return swap agreements in pursuit of each Fund’s leveraged investment strategy. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements are usually settled on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also take physical settlement of the underlying security when closing a swap agreement. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.
Roundhill MSTR WeeklyPay ETF buys and writes (sell) options on MSTR for the purpose of realizing its investment objective. When buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy MSTR at the exercise price. When writing a put option, the Fund becomes obligated during the term of the option to purchase MSTR at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the MSTR upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of MSTR and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2026.

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities*		Net Amount
						Financial Instruments	Collateral Paid
AAPW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$2,344,891	$ —	$2,344,891	$—	$ —	$2,344,891
	Goldman Sachs	Total Return Swap Contracts	2,490,876	—	2,490,876	—	—	2,490,876
AMDW
Assets.	Nomura Securities International Inc.	Total Return Swap Contracts	$33,278,845	$—	$33,278,845	$—	$—	$33,278,845
	Goldman Sachs	Total Return Swap Contracts	11,703,336	—	11,703,336	—	—	11,703,336
AMZW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$2,430,744	$—	$2,430,744	$—	$—	$2,430,744
ARMW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$3,150,761	$—	$3,150,761	$—	$—	$3,150,761
AVGW
Assets.	Nomura Securities International Inc.	Total Return Swap Contracts	$5,540,807	$—	$5,540,807	$—	$—	$5,540,807
BABW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(557,675)	$—	$(557,675)	$557,675	$—	$—
BRKW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(509,932)	$—	$(509,932)	$509,932	$—	$—
COIW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(25,670,631)	$—	$(25,670,631)	$25,670,631	$—	$—
COSW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$279,733	$—	$279,733	$—	$—	$279,733
GDXW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(15,373,192)	$—	$(15,373,192)	$15,373,192	$—	$—
GLDW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(2,260,121)	$—	$(2,260,121)	$2,260,121	$—	$—
GOOW
Assets.	Nomura Securities International Inc.	Total Return Swap Contracts	$17,902,775	$—	$17,902,775	$—	$—	$17,902,775
HOOW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(4,024,819)	$—	$(4,024,819)	$4,024,819	$—	$—

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount Presented in the Statements of Assets and Liabilities	Gross Amounts not Offset in the Statements of Assets and Liabilities*		Net Amount
						Financial Instruments	Collateral Paid
METW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(3,124,552)	$ —	$(3,124,552)	$3,124,552	$ —	$—
MSFW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(3,610,049)	$—	$(3,610,049)	$3,610,049	$—	$—
NFLW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(3,928,558)	$—	$(3,928,558)	$3,928,558	$—	$—
NVDW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$12,261,034	$—	$12,261,034	$—	$—	$12,261,034
PLTW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(24,506,162)	$—	$(24,506,162)	$24,506,162	$—	$—
TSYW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(121,410)	$—	$(121,410)	$121,410	$—	$—
TSLW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$11,779,907	$—	$11,779,907	$—	$—	$11,779,907
UBEW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(318,203)	$—	$(318,203)	$318,203	$—	$—
UNHW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$775,535	$—	$775,535	$—	$—	$775,535

*	Over-collateralization of financial instruments or cash is not shown.
The average monthly notional amount of the swap contracts during the fiscal period ended June 30, 2026 was as follows:

AAPW	$37,348,228
AMDW	63,729,552
AMZW	34,185,705
ARMW	12,778,881
AVGW	43,952,228
BABW	5,907,964
BRKW	18,984,070
COIW	46,197,756
COSW	15,352,887
GDXW	90,686,609
GLDW	28,629,061
GOOW	77,683,159
HOOW	161,145,313

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

METW	$27,405,598
MSFW	23,421,873
NFLW	15,760,747
NVDW	110,436,184
PLTW	142,238,404
TSYW	4,848,231
TSLW	112,400,637
UBEW	6,190,968
UNHW	7,476,051

The average monthly value outstanding of purchased and written options during the period ended June 30, 2026, were as follows:

	Purchased Call Options	Written Put Options
MSTW	$34,326,995	$ —

The following is a summary of the effect of derivatives on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
AAPW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$4,835,767	$—
AMDW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	44,982,181	—
AMZW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	2,430,744	—
ARMW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	3,150,761	—
AVGW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	5,540,807	—
BABW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	557,675
BRKW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	509,932
COIW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	25,670,631
COSW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	279,733	—
GDXW.	Commodity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	15,373,192
GLDW	Commodity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	2,260,121
GOOW.	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	17,902,775	—
HOOW.	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	4,024,819
METW.	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	3,124,552
MSFW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	3,610,049

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
MSTW	Equity Risk Contracts	Investments in unaffiliated securities, at value	$9,077,915	$—
NFLW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	3,928,558
NVDW.	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	12,261,034	—
PLTW.	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	24,506,162
TSYW	Interest Rate Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	121,410
TSLW.	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	11,779,907	—
UBEW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	318,203
UNHW.	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	775,535	—

The following is a summary of the effect of derivatives on the Funds’ Statements of Operations for the fiscal period ended June 30, 2026:

Fund	Derivative	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
AAPW	Equity Risk Swap Contracts	Swap Contracts	$(1,577,866)	$2,144,150
AMDW	Equity Risk Swap Contracts	Swap Contracts	(2,811,438)	40,299,401
AMZW	Equity Risk Swap Contracts	Swap Contracts	787,596	1,074,969
ARMW	Equity Risk Swap Contracts	Swap Contracts	(2,412,681)	7,858,875
AVGW	Equity Risk Swap Contracts	Swap Contracts	(284,986)	3,760,962
BABW	Equity Risk Swap Contracts	Swap Contracts	(3,279,167)	1,817,004
BRKW	Equity Risk Swap Contracts	Swap Contracts	(390,043)	(736,252)
COIW	Equity Risk Swap Contracts	Swap Contracts	(30,788,358)	5,765,643
COSW	Equity Risk Swap Contracts	Swap Contracts	147,977	1,138,087
GDXW	Commodity Risk Swap Contracts	Swap Contracts	(7,717,108)	(17,037,389)
GLDW	Commodity Risk Swap Contracts	Swap Contracts	(2,577,235)	(2,743,707)
GOOW	Equity Risk Swap Contracts	Swap Contracts	78,399	7,474,044
HOOW	Equity Risk Swap Contracts	Swap Contracts	(64,943,025)	12,310,091
METW	Equity Risk Swap Contracts	Swap Contracts	(2,795,757)	(1,146,234)
MSFW	Equity Risk Swap Contracts	Swap Contracts	(4,115,266)	(1,532,116)
MSTW	Equity Risk Contracts	Purchased Options Contracts*	(42,503,782)	4,930,539
NFLW	Equity Risk Swap Contracts	Swap Contracts	(8,000,805)	3,415,684
NVDW	Equity Risk Swap Contracts	Swap Contracts	(133,367)	4,422,980
PLTW	Equity Risk Swap Contracts	Swap Contracts	(24,979,097)	(54,979,352)
TSYW	Interest Rate Risk Swap Contracts	Swap Contracts	(211,894)	(3,836)
TSLW	Equity Risk Swap Contracts	Swap Contracts	(5,480,757)	(9,536,193)
UBEW	Equity Risk Swap Contracts	Swap Contracts	(2,165,353)	489,270
UNHW	Equity Risk Swap Contracts	Swap Contracts	(2,119,147)	622,512

*	Purchased options are included in net realized gain (loss) and change in unrealized appreciation (depreciation) from investments, respectively.

101

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act. Each Fund, excluding the Roundhill Top WeeklyPay ETF, pays a unified management fee to the Adviser, of 0.99% of average daily net assets. The Roundhill Top WeeklyPay ETF pays a unified management fee of 0.29% of average daily net assets.
The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Pursuant to a contractual waiver, the Adviser has agree to waive its management fee and reimburse certain expenses for the Roundhill Top WeeklyPay ETF to prevent the total of the Fund’s management fee and acquired fund fees and expenses, which are not a direct fund expense and therefore not shown on the statements of operations, from exceeding 0.99% until September 30, 2026. The Adviser waived the $292,157 during the period ended June 30, 2026. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At June 30, 2026, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.

102

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

103

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Period Ended June 30, 2026		Fiscal Period Ended December 31, 2025
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
AAPW	$4,954,593	$ —	$330,424	$5,418,798
AMDW	20,457,564	—	736,374	11,269,844
AMZW	6,417,174	—	293,780	5,562,545
ARMW	5,213,427	—	71,533	1,565,869
AVGW	12,410,899	—	876,812	9,057,448
BABW	1,546,572	—	66,140	1,238,586
BRKW	1,620,477	—	268,807	2,318,485
COIW	14,865,165	—	1,107,451	30,551,458
COSW	2,099,711	—	64,473	620,375
GDXW	19,261,784	—	50,013	1,041,741
GLDW	3,510,049	—	35,595	286,353
GOOW	14,200,266	—	321,188	7,713,219
HOOW	47,911,503	—	2,765,595	83,653,014
METW	5,091,910	—	358,500	5,818,204
MSFW	3,634,410	—	249,055	3,184,484
MSTW	19,942,005	—	—	31,426,434
NFLW	3,259,256	—	282,510	4,607,565
NVDW	24,544,533	—	832,221	24,864,030
PLTW	39,840,030	—	1,847,025	81,320,452
TOPW	39,646,451	—	8,745,635	54,717,741
TSYW	241,632	—	14,282	51,811
TSLW	25,560,609	—	869,627	41,199,772
UBEW	1,510,586	—	61,680	982,052
UNHW	1,699,189	—	16,234	369,284

At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period, were as follows:

	AAPW	AMDW	AMZW	ARMW	AVGW
Federal Tax Cost of Investments	$39,508,556	$51,007,875	$40,654,930	$30,253,288	$55,572,559
Gross Tax Unrealized Appreciation	$2,792,441	$6,146,739	$1,754,814	$—	$2,348,235
Gross Tax Unrealized Depreciation	(345,459)	(4,091,552)	(415,168)	(7,524,120)	(689,270)
Net Tax Unrealized Appreciation (Depreciation)	2,446,982	2,055,187	1,339,646	(7,524,120)	1,658,965
Undistributed Ordinary Income	—	—	—	—	—
Other Accumulated Gain (Loss)	(202,466)	(532,907)	(774,615)	(3)	—
Total Distributable Earnings/ (Accumulated Losses)	$2,244,516	$1,522,280	$565,031	(7,524,123)	$1,658,965

104

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	BABW	BRKW	COIW	COSW	GDXW
Federal Tax Cost of Investments	$25,879,972	$32,614,529	$118,196,958	$27,101,150	$27,299,218
Gross Tax Unrealized Appreciation	$—	$229,738	$423,597	$845	$1,664,197
Gross Tax Unrealized Depreciation	(2,877,179)	(191,114)	(48,564,684)	(1,151,649)	(12,052)
Net Tax Unrealized Appreciation (Depreciation)	(2,877,179)	38,624	(48,141,087)	(1,150,804)	1,652,145
Undistributed Ordinary Income	—	—	—	—	—
Other Accumulated Gain (Loss)	(391,113)	(53,387)	(1,475,949)	—	—
Total Distributable Earnings/ (Accumulated Losses)	$(3,268,292)	$(14,763)	$(49,617,036)	(1,150,804)	$1,652,145

	GLDW	GOOW	HOOW	METW	MSFW
Federal Tax Cost of Investments	$13,337,083	$56,703,172	$341,141,232	$51,788,681	$34,842,636
Gross Tax Unrealized Appreciation	$483,586	$11,820,015	$1,444,093	$133,517	$—
Gross Tax Unrealized Depreciation	(1,409)	(467,774)	(33,481,707)	(4,135,855)	(3,762,786)
Net Tax Unrealized Appreciation (Depreciation)	482,177	11,352,241	(32,037,614)	(4,002,338)	(3,762,786)
Undistributed Ordinary Income	—	—	—	—	—
Other Accumulated Gain (Loss)	—	—	—	(1,799,552)	(554,925)
Total Distributable Earnings/ (Accumulated Losses)	$482,177	$11,352,241	$(32,037,614)	(5,801,890)	$(4,317,711)

	MSTW	NFLW	NVDW	PLTW	TOPW
Federal Tax Cost of Investments	$65,288,705	$42,019,820	$106,698,968	$212,109,819	$426,457,032
Gross Tax Unrealized Appreciation	$—	$—	$9,933,795	$37,826,151	$2,957,571
Gross Tax Unrealized Depreciation	(3,411,251)	(11,003,037)	(1,546,263)	(9,122,734)	(68,153,700)
Net Tax Unrealized Appreciation (Depreciation)	(3,411,251)	(11,003,037)	8,387,532	28,703,417	(65,196,129)
Undistributed Ordinary Income	—	—	—	—	—
Other Accumulated Gain (Loss)	(100,691,880)	(541,906)	(1,079,963)	(369,906)	(3,034,553)
Total Distributable Earnings/ (Accumulated Losses)	$(104,103,131)	$(11,544,943)	$7,307,569	28,333,511	$(68,230,682)

	TSYW	TSLW	UBEW	UNHW
Federal Tax Cost of Investments	$4,867,322	$122,599,637	$25,355,721	$23,282,517
Gross Tax Unrealized Appreciation	$—	$29,617,043	$—	$193,536
Gross Tax Unrealized Depreciation	(117,574)	(2,349,727)	(1,172,860)	(10,241)
Net Tax Unrealized Appreciation (Depreciation)	(117,574)	27,267,316	(1,172,860)	183,295
Undistributed Ordinary Income	—	—	—	—
Other Accumulated Loss	(1,776)	(138,346)	(146,358)	—
Total Distributable Earnings/(Accumulated Losses)	$(119,350)	$27,128,970	$(1,319,218)	$183,295

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

105

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal period end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
AAPW	$ —	$—
AMDW	—	411,573
AMZW	—	774,615
ARMW	—	3
AVGW	—	—
BABW	—	—
BRKW	—	53,387
COIW	—	1,406,552
COSW	—	—
GDXW	—	—
GLDW	—	—
GOOW	—	—
HOOW	—	—
METW	—	1,519,987
MSFW	—	—
MSTW	—	—
NFLW	—	541,906
NVDW	—	—
PLTW	—	—
TOPW	—	—
TSYW	—	—
TSLW	—	—
UBEW	—	—
UNHW	—	—

Under current tax law, net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses are determined only at the end of each fiscal year. The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
AAPW	$ —	$201,682
AMDW	—	—
AMZW	—	—
ARMW	—	—
AVGW	—	—
BABW	—	328,533
BRKW	—	—
COIW	—	—
COSW	—	—
GDXW	—	—

106

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
GLDW	$ —	$—
GOOW	—	—
HOOW	—	—
METW	—	—
MSFW	—	554,169
MSTW	—	100,691,880
NFLW	—	—
NVDW	—	1,079,963
PLTW	—	—
TOPW	—	—
TSYW	—	1,776
TSLW	—	—
UBEW	—	146,358
UNHW	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and the write-off of net operating losses. For the fiscal period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
AAPW	$(4,789,659)	$4,789,659
BRKW	(1,037,404)	1,037,404
COIW	(2,817,416)	2,817,416
GOOW	(8,564,867)	8,564,867
MSTW	62,785	(62,785)
TOPW	(1,376,886)	1,376,886
TSLW	(4,252,485)	4,252,485

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
APPW	$2,477,385	$(27,836)
AMDW	26,073,124	—
ARMW	1,855,166	—
BABW	395,049	(5,173)
BRKW	218,228	(92,187)
COSW	1,338,680	—

107

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Realized Gains	Realized Losses
GOOW	$2,608,089	$(264,579)
NVDW	5,402,616	(59,578)
TOPW	2,789,676	(34,881,930)
TSLW	5,442,122	—
UBEW	51,184	(130,151)
UNHW	169,457	(366,680)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AAPW	$12,107,633	$68,563	$—	$28,051,456
AMDW	21,553,901	15,015,754	—	60,499,727
AMZW	3,100,131	6,090,202	—	—
ARMW	5,072,853	6,749,828	—	4,441,674
AVGW	7,862,634	7,762,738	—	—
BABW	721,086	1,540,963	—	8,533,927
BRKW	2,609,342	34,282	—	17,999,225
COIW	4,970,142	14,153,691	—	—
COSW	1,407,247	854,155	—	14,277,859
GDXW	—	—	—	—
GLDW	—	—	—	—
GOOW	32,525,960	4,361,275	—	19,873,459
HOOW	—	—	—	—
METW	2,365,673	4,432,119	—	—
MSFW	6,982,219	2,503,490	—	—
MSTW	—	—	—	—
NFLW	1,031,596	5,589,475	—	—
NVDW	26,421,469	7.880,781	—	29,797,940
PLTW	10,079,072	33,141,741	—	—
TOPW	117,879,200	117,764,646	4,180,270	165,367,643
TSYW	—	—	—	—
TSLW	14,054,898	9,915,990	—	21,875,631
UBEW	1,215,976	2,459,318	—	5,569,634
UNHW	1,410,902	1,437,323	—	5,520,538

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or

108

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended June 30, 2026, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income”. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of June 30, 2026, the Funds did not have any securities on loan.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Investment Risks.”
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to June 30, 2026, through the date of issuance of the Funds’ financials statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.
Per each fund’s objective, the funds have made subsequent distributions. Please see website for details.

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ROUNDHILL ETF TRUST WEEKLYPAY ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Subadvisory Agreements.
TAX INFORMATION
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill AAPL WeeklyPay ETF	4.64%
Roundhill AMD WeeklyPay ETF	0.00%
Roundhill AMZN WeeklyPay ETF	0.00%
Roundhill ARM WeeklyPay ETF	0.00%
Roundhill AVGO WeeklyPay ETF	3.26%
Roundhill BABA WeeklyPay ETF	0.00%
Roundhill BRKB WeeklyPay ETF	0.00%
Roundhill COIN WeeklyPay ETF	0.00%
Roundhill COST WeeklyPay ETF	0.00%
Roundhill Gold Miners WeeklyPay ETF	0.00%
Roundhill Gold WeeklyPay ETF	0.00%
Roundhill GOOGL WeeklyPay ETF	3.38%
Roundhill HOOD WeeklyPay ETF	0.00%
Roundhill META WeeklyPay ETF	3.65%
Roundhill MSFT WeeklyPay ETF	5.56%
Roundhill MSTR WeeklyPay ETF	0.00%
Roundhill NFLX WeeklyPay ETF	0.00%
Roundhill NVDA WeeklyPay ETF	0.00%
Roundhill PLTR WeeklyPay ETF	0.00%
Roundhill Treasury Bond WeeklyPay ETF	0.00%
Roundhill TSLA WeeklyPay ETF	0.00%
Roundhill UBER WeeklyPay ETF	0.00%
Roundhill UNH WeeklyPay ETF	8.68%
Roundhill WeeklyPay Universe ETF	0.00%

110

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Roundhill AAPL WeeklyPay ETF	3.10%
Roundhill AMD WeeklyPay ETF	0.00%
Roundhill AMZN WeeklyPay ETF	0.00%
Roundhill ARM WeeklyPay ETF	0.00%
Roundhill AVGO WeeklyPay ETF	2.20%
Roundhill BABA WeeklyPay ETF	0.00%
Roundhill BRKB WeeklyPay ETF	0.00%
Roundhill COIN WeeklyPay ETF	0.00%
Roundhill COST WeeklyPay ETF	0.00%
Roundhill Gold Miners WeeklyPay ETF	0.00%
Roundhill Gold WeeklyPay ETF	0.00%
Roundhill GOOGL WeeklyPay ETF	1.80%
Roundhill HOOD WeeklyPay ETF	0.00%
Roundhill META WeeklyPay ETF	2.70%
Roundhill MSFT WeeklyPay ETF	4.10%
Roundhill MSTR WeeklyPay ETF	0.00%
Roundhill NFLX WeeklyPay ETF	0.00%
Roundhill NVDA WeeklyPay ETF	0.00%
Roundhill PLTR WeeklyPay ETF	0.00%
Roundhill Treasury Bond WeeklyPay ETF	0.00%
Roundhill TSLA WeeklyPay ETF	0.00%
Roundhill UBER WeeklyPay ETF	0.00%
Roundhill UNH WeeklyPay ETF	7.10%
Roundhill WeeklyPay Universe ETF	0.00%

111

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)(Continued)
For the fiscal period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Roundhill AAPL WeeklyPay ETF	0.00%
Roundhill AMD WeeklyPay ETF	60.55%
Roundhill AMZN WeeklyPay ETF	0.48%
Roundhill ARM WeeklyPay ETF	0.00%
Roundhill AVGO WeeklyPay ETF	60.27%
Roundhill BABA WeeklyPay ETF	0.00%
Roundhill BRKB WeeklyPay ETF	0.15%
Roundhill COIN WeeklyPay ETF	2.12%
Roundhill COST WeeklyPay ETF	3.19%
Roundhill Gold Miners WeeklyPay ETF	0.00%
Roundhill Gold WeeklyPay ETF	1.64%
Roundhill GOOGL WeeklyPay ETF	6.23%
Roundhill HOOD WeeklyPay ETF	8.21%
Roundhill META WeeklyPay ETF	0.89%
Roundhill MSFT WeeklyPay ETF	0.00%
Roundhill MSTR WeeklyPay ETF	0.00%
Roundhill NFLX WeeklyPay ETF	1.67%
Roundhill NVDA WeeklyPay ETF	0.00%
Roundhill PLTR WeeklyPay ETF	0.00%
Roundhill Treasury Bond WeeklyPay ETF	0.00%
Roundhill TSLA WeeklyPay ETF	0.00%
Roundhill UBER WeeklyPay ETF	0.00%
Roundhill UNH WeeklyPay ETF	4.27%
Roundhill WeeklyPay Universe ETF	53.19%

112

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Roundhill ETF Trust

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President/Principal Executive Officer

Date	09/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President/Principal Executive Officer

Date	09/02/2026

By (Signature and Title)*	/s/ Timothy Maloney
Timothy Maloney, Treasurer/Principal Financial Officer

Date	09/02/2026

* Print the name and title of each signing officer under his or her signature.